UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    --------

                                   FORM N-CSR
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-7527

                                  Turner Funds
               (Exact name of registrant as specified in charter)
                                    --------


                         1205 Westlakes Drive Suite 100
                                Berwyn, PA 19312
               (Address of principal executive offices) (Zip code)

                                  Turner Funds
                                 P.O. Box 219805
                           Kansas City, MO 64121-9805
                     (Name and address of agent for service)

                  Registrant's telephone number, including area
                              code: 1-800-224-6312

                   Date of fiscal year end: September 30, 2004

                    Date of reporting period: March 31, 2004

Item 1.    Reports to Stockholders.


[LOGO OMITTED]


                                                                        May 2004

REPORT TO SHAREHOLDERS

[LOGO OMITTED]


To our Constellation Funds Shareholders:

Welcome! We are very excited to provide mutual funds that meet your investment objectives and look forward to offering products and services to meet your goals. We are committed to picking up where the Turner Funds left off, and to ensuring that the change to Constellation has only a positive impact on shareholders.

The results presented in this Semi-Annual Report are for the six month period ended March 31, 2004. On that date, the Funds were still part of the Turner Funds family, and the enclosed financial statements were prepared by management for the Turner Funds. As a result, though, the Funds are referred to in the financial schedules as Turner Funds. That will not recur.

We have provided with this letter a write-up on each Fund that came over from Turner Funds to the Constellation Funds family on May 10, 2004. We will provide quarterly commentary on all of these Funds, and will post holdings and attribution-related information on the Funds on our website, www.Constellationfundsgroup.com. You can also use our website to perform transactions, such as buys, sells and exchanges. (Our website is currently under development, but this functionality is available to you now.) Please use the website going forward to obtain up-to-date information regarding the Constellation Funds.

Alternatively, a Constellation Funds Shareholder Service Representative is ready to assist you with any questions you may have regarding your Constellation Funds account. The Constellation Funds Shareholder Service Group can be reached at 1-866-242-5742 Monday through Friday from 8:30 a.m. till 8:00 p.m. (EST). You can also automatically access NAVs, performance information and account balances by calling 1-866-242-5742.

Thank you for your support of the Constellation Funds Group. We aim to provide best of class services that will help you meet your goals, and hope to continue our relationship for years to come.

Sincerely,

[SIG]

John H. Grady
President, Constellation Funds

[LOGO OMITTED]


The CONSTELLATION CLOVER CORE VALUE FUND (FORMERLY KNOWN AS THE TURNER CORE VALUE FUND) climbed 20.02%, surpassing the Russell 3000 Index's 14.94% gain by
5.08 percentage points. The Fund's energy and consumer stocks, especially the issues of refiners and consumer-services companies with an international presence, proved well chosen and were favorable catalysts to performance. Hurting performance was an overweighting in health-care stocks, which lagged, and disk-drive stocks in the technology sector that dropped following reports of excess inventories in that industry.

THE CONSTELLATION CLOVER LARGE CAP VALUE FUND (FORMERLY KNOWN AS THE TURNER LARGE CAP VALUE FUND) advanced 15.84%, trailing the Russell 1000 Value Index by
1.84 percentage points. Making positive contributions were utility stocks (particularly stocks of "multi-utilities" that compete in both the regulated and unregulated spheres of natural-gas and electricity markets) and medical-equipment stocks. Impairing performance were the "Baby Bell" regional-telecommunications stocks, which didn't do as well as lower-quality, more speculative telecommunications shares did.

An emphasis on cyclical stocks helped the Constellation CLOVER SMALL CAP VALUE FUND (FORMERLY KNOWN AS THE TURNER SMALL CAP VALUE FUND) to climb 24.97% and outperform the Russell 2000 Value Index by 0.55 percentage points. Many of the cyclical stocks the Fund owned benefited not only from solid earnings growth but from an expansion of their price/earnings multiples. Retailing and consumer-staples stocks led the way. Consumer-staples holdings did especially well late in the period, benefiting from their issuers' historic ability to generate dependable earnings growth -- an ability that was especially prized as investors grew more cautious about the stock market's outlook. Energy and financial stocks constrained performance.

The CONSTELLATION TIP SMALL CAP VALUE OPPORTUNITIES FUND (FORMERLY KNOWN AS THE TURNER SMALL CAP VALUE OPPORTUNITIES FUND) generated the highest return of any of our stock funds, 27.36%. The Fund's return outdid that of the Russell 2000 Value Index by 2.94 percentage points. Stock selection was generally admirable, with six of 10 sector positions outperforming their index sectors. A 17% position in autos/transportation and materials/processing stocks added the most value to performance. Consumer-discretionary/services and technology stocks produced subpar returns. The biggest gain came from the Fund's producer-durables holdings, which soared 62%.

Good performance in major sector positions led the CONSTELLATION TIP TAX MANAGED U.S. EQUITY FUND (FORMERLY KNOWN AS TURNER TAX MANAGED U.S. EQUITY FUND) to a 14.30% gain, trumping -- that is, outdoing, as opposed to the Trumping on the hit reality-TV show The Apprentice -- the S&P 500 Index by 0.22 percentage points. Contributing the most to results were

[LOGO OMITTED]

outperforming investments in the technology, consumer-discretionary/services, materials/ processing, and health-care sectors, which accounted for 51% of holdings. Materials/processing stocks, mainly semiconductor-capital-equipment shares, reaped the biggest gain, 35%. Good absolute but relatively weak returns in the financial-services sector, a 22% weighting, subtracted from results.

PERFORMANCE OF OUR SPECIALTY/SECTOR FUNDS

Discerning stock selection in companies with strong earnings prospects led to double-digit gains for all four of our specialty/sector funds in the past six months. The bulk of these gains were earned in the first half of the period. All four outperformed their benchmarks.

Low interest rates, good earnings news, and rising capital markets were among the catalysts driving financial-services stocks and the CONSTELLATION TIP FINANCIAL SERVICES FUND (FORMERLY TURNER FINANCIAL SERVICES FUND). Also, both the sector and the Fund profited from indications by the Federal Reserve that it would keep interest rates low for some time (low rates have traditionally helped boost the industry's profitability). The Fund returned 18.30%, beating the S&P 500 Financials Sector Index's 17.27% advance by 1.03 percentage points. Contributing the most to the Fund's results were good relative returns in brokerage, investment-management, diversified financial-services, and banking stocks. Positions in financial-transaction-processing stocks, which were among the sector's most richly priced, and mortgage stocks impaired results.

The CONSTELLATION TIP HEALTHCARE & BIOTECHNOLOGY FUND (FORMERLY KNOWN AS THE TURNER HEALTHCARE & BIOTECHNOLOGY FUND) continued to perform better than the lackluster health-care sector did; the sector's lack of pricing power and disappointing earnings reports by prominent pharmaceutical companies remained problematic. The Fund soared 15.78%, outperforming the S&P 500 Health Care Sector Index's 7.85% gain by 7.93 percentage points. That outperformance reflected an avoidance of the major pharmaceutical stocks and good relative returns in biotechnology, specialty-pharmaceutical, medical-products, and diagnostic-laboratory stocks. Positions in hospital-management stocks diminished results.

The combination of small-cap value stocks and high-yield bonds remained profitable for the CONSTELLATION STRATEGIC VALUE AND HIGH INCOME FUND (FORMERLY KNOWN AS THE TURNER STRATEGIC VALUE AND HIGH INCOME FUND). The Fund gained 16.06%, surpassing the benchmark S&P 500 Index's 14.08% return by 1.98 percentage points. The small-cap stock component of the Fund returned more than the high-yield bond component did. Winners included autos/transportation, materials/processing, producer-durables, and utilities/communication stocks and B-rated bonds in the packaging, household-products, utilities, telecommunications, and cable-TV industries.

[LOGO OMITTED]


PERFORMANCE OF OUR FIXED INCOME FUNDS
Even as the economy picked up momentum, job growth remained generally sluggish in the past six months. As a result the Federal Reserve hinted it was in no hurry to raise rates anytime soon. That served to help steady the bond market. Interest rates fell modestly at most maturities and boosted bond prices modestly.

The CONSTELLATION CLOVER CORE FIXED INCOME FUND (FORMERLY KNOWN AS THE TURNER CORE FIXED INCOME FUND) was up 2.42%, trailing the Lehman Brothers Aggregate Bond Index's 2.98% return. The Fund's performance was diluted by a loss in a health-care security, a high average credit quality (AA), and an underweighting in corporate securities with longer maturities that provided the best risk/reward profile. Government-bond holdings -- Treasury and agency securities -- enhanced results.

The CONSTELLATION CHARTWELL HIGH YIELD FUND (FORMERLY KNOWN AS THE TURNER HIGH YIELD FUND) gained 5.13%, trailing the Merrill Lynch High-Yield, Cash-Pay Index's 8.21% rise. The Fund's underperformance can be attributed almost entirely to its average credit quality, BB, the highest in the noninvestment-grade market. High-yield performance correlated inversely with credit quality: the lower the quality, the better the performance. At the same time, high-yield/Treasury spreads have shrunk markedly, from nine percentage points in 2002 to four percentage points as of March 2004. Cyclical holdings in industries such as packaging furnished extra return.

The CONSTELLATION CHARTWELL SHORT DURATION FIXED INCOME FUND (FORMERLY KNOWN AS THE TURNER SHORT DURATION FIXED INCOME FUND - CLASS I SHARES) recorded a 1.30% return, outdistancing the Lehman Brothers 1-3 Year U.S. Government Bond Index's 1.25% rise. The Fund had a 72% weighting in mortgage-backed securities, mainly shorter-maturity mortgages that were relatively immune to prepayment risk and offered extra income. An 8% weighting in corporate securities also added value. A neutral average duration proved slightly counterproductive in a period when rates fell.

The CONSTELLATION CHARTWELL ULTRA SHORT DURATION FIXED INCOME FUND (FORMERLY KNOWN AS THE TURNER ULTRA SHORT DURATION FIXED INCOME FUND - CLASS I SHARES) gained 0.97%, outperforming the Merrill Lynch Three-Month U.S. Treasury Bill Index's 0.50% result by 0.47 percentage points. The Fund benefited from an 82% weighting in short-term mortgage-backed securities that offered relatively attractive yields; the yield advantage of short-duration mortgages was substantial over Treasury bills, ranging from 1-1.5 percentage points during the period. An average duration of 0.50 years, longer than the index's 0.25 years, enhanced the Fund's price appreciation. A 1% weighting in agency securities underperformed.

                                                  Turner Funds SEMIANNUAL REPORT

                                                      MARCH 31, 2004 (UNAUDITED)


                                   VALUE FUNDS
                                   -----------
                           Turner Large Cap Value Fund
                             Turner Core Value Fund
                           Turner Small Cap Value Fund
                    Turner Small Cap Value Opportunities Fund

                             SECTOR/SPECIALTY FUNDS
                             ----------------------
                         Turner Financial Services Fund
                     Turner Healthcare & Biotechnology Fund
                       Turner Tax Managed U.S. Equity Fund
                   Turner Strategic Value and High Income Fund

                               FIXED INCOME FUNDS
                               ------------------
                          Turner Core Fixed Income Fund
                             Turner High Yield Fund
                  Turner Ultra Short Duration Fixed Income Fund
                     Turner Short Duration Fixed Income Fund

--------------------------------------------------------------------------------

       CONTENTS


   1   Total returns of Turner Funds

   3   Investment review:
       Turner Large Cap Value Fund

   4   Investment review:
       Turner Core Value Fund

   5   Investment review:
       Turner Small Cap Value Fund

   6   Investment review:
       Turner Small Cap Value
       Opportunities Fund

   7   Investment review:
       Turner Financial Services Fund

   8   Investment review:
       Turner Healthcare & Biotechnology Fund

   9   Investment review:
       Turner Tax Managed U.S. Equity Fund

  10   Investment review:
       Turner Strategic Value and High Income Fund

  11   Investment review:
       Turner Core Fixed Income Fund

  12   Investment review:
       Turner High Yield Fund

  13   Investment review:
       Turner Ultra Short Duration Fixed Income Fund

  14   Investment review:
       Turner Short Duration Fixed Income Fund

  16   Financial Statements

  72   Notes to Financial Statements

  78   Trustees and Officers of the Trust



TURNER FUNDS
As of March 31, 2004 the Turner Funds offered a series of twenty-one no-load mutual funds to individual and institutional investors. On May 10, 2004 twelve of the Turner Funds will reorganize into similar funds under the Constellation Funds, a separate fund family. The enclosed report is for the twelve funds that will reorganize. The minimum initial investment in a Turner Fund for regular accounts is $2,500 and $2,000 for individual retirement accounts. The minimum amount for subsequent investments is $50.

Turner Investment Management, LLC, an affiliate of Turner Investment Partners, serves as the investment adviser for the Small Cap Value Opportunities Fund. Turner Investment Partners, Inc., based in Berwyn, Pennsylvania, serves as the investment adviser for the remaining Funds. Turner Investment Partners, Inc., founded in 1990, invests more than $12 billion in equity, fixed-income, and balanced portfolios on behalf of individuals and institutions.

Clover Capital Management, Inc., based in Pittsford, New York, serves as the investment sub-adviser to the Large Cap Value, Core Value and Small Cap Value Funds and the Core Fixed Income Fund.

SHAREHOLDER SERVICES
Turner Funds shareholders receive annual and semiannual reports, quarterly account statements and a quarterly newsletter. Shareholders who have questions about their accounts may call a toll-free telephone number, 1-800-224-6312, visit our website, www.turnerinvestments.com. Or they may write to Turner Funds, P.O. Box 219805, Kansas City, Missouri 64121-9805.

PERFORMANCE
--------------------------------------------------------------------------------


TOTAL RETURNS OF TURNER FUNDS
Through March 31, 2004

                                                   Year                                               (Annualized)   Total
                                      Six          to         One          Three       Five     Ten    Since         Assets
Fund Name/Index                       Months       Date       Year         Years       Years    Years  inception     ($mil)

VALUE
---------------------------------------------------------------------------------------------------------------------------
TURNER LARGE CAP VALUE FUND           15.84        2.65       39.69        1.06       3.83      N/A      4.96       $6.89
Russell 1000 Value Index              17.68        3.06       40.86        4.32       3.89      n/a      5.77
INCEPTION DATE: 10/31/97
---------------------------------------------------------------------------------------------------------------------------
TURNER CORE VALUE FUND(1)             20.02        4.26       51.10       10.58      11.25     12.19    12.07      $58.81
Russell Midcap Value Index            21.38        5.35       51.60       11.71      10.57     13.96    14.90
Russell 3000 Index                    14.94        2.23       38.19        1.95       0.14     11.45    11.43
INCEPTION DATE: 12/6/91
---------------------------------------------------------------------------------------------------------------------------
TURNER SMALL CAP VALUE FUND(1)        24.97        6.95       73.54       13.39      20.79      N/A     15.71     $515.93
Russell 2000 Value Index              24.42        6.92       64.49       16.02      16.14      n/a     13.53
INCEPTION DATE: 2/28/96
---------------------------------------------------------------------------------------------------------------------------
TURNER SMALL CAP VALUE
OPPORTUNITIES FUND(1)                 27.36        7.47       73.64       N/A         N/A       N/A     26.24      $20.93
Russell 2000 Value Index              24.42        6.92       64.49       n/a         n/a       n/a     14.10
INCEPTION DATE: 3/4/02
---------------------------------------------------------------------------------------------------------------------------

SPECIALTY
---------------------------------------------------------------------------------------------------------------------------
TURNER FINANCIAL
SERVICES FUND(2)                      18.30        4.35       59.30         7.90     8.03       N/A     13.84      $17.05
S&P 500 Financials Index              17.27        4.87       44.79         5.72     5.40       n/a     14.12
INCEPTION DATE: 5/22/96
---------------------------------------------------------------------------------------------------------------------------
TURNER HEALTHCARE &
BIOTECHNOLOGY FUND(1)(2)              15.78        6.51       38.37        14.59      N/A       N/A     12.25      $19.12
S&P 500 Healthcare Index               7.85       (0.55)      13.08        (1.36)     n/a       n/a     (3.76)
INCEPTION DATE: 2/28/01
---------------------------------------------------------------------------------------------------------------------------
TURNER TAX MANAGED
U.S. EQUITY FUND                      14.30        2.68       39.24         0.44      N/A       N/A     (2.70)      $5.78
After Taxes (Pre-Liquidation)(3)      14.30        2.68       39.24         0.44      n/a       n/a     (2.70)
After Taxes (Post-Liquidation)(3)      9.30        1.74       25.51         0.37      n/a       n/a     (2.29)
S&P 500 Index                         14.08        1.69       35.12         0.63      n/a       n/a     (1.50)
Russell 1000 Growth Index             11.28        0.79       32.18        (1.74)     n/a       n/a     (5.29)
INCEPTION DATE: 2/28/01
---------------------------------------------------------------------------------------------------------------------------
TURNER STRATEGIC VALUE AND
HIGH INCOME FUND                      16.06        4.29       43.28        N/A        N/A       N/A     32.65       $4.97
S&P 500 Index                         14.08        1.69       35.12        n/a        n/a       n/a     20.63
INCEPTION DATE: 10/31/02
---------------------------------------------------------------------------------------------------------------------------


                                          TURNER FUNDS 2004 SEMIANNUAL REPORT  1

--------------------------------------------------------------------------------


                                                   Year                                               (Annualized) Total
                                      Six          to         One          Three      Five     Ten    Since        Assets
Fund Name/Index                       Months       Date       Year         Years      Years    Years  inception    ($mil)

FIXED INCOME
---------------------------------------------------------------------------------------------------------------------------
TURNER CORE FIXED INCOME FUND          2.42        2.72        4.36         6.43      6.61     7.02      7.20      $37.59
Lehman Aggregate Bond Index            2.98        2.65        5.40         7.44      7.29     7.54      7.38
INCEPTION DATE: 12/6/91
---------------------------------------------------------------------------------------------------------------------------
TURNER HIGH YIELD FUND                 5.13        0.95       15.64         1.00     (1.37)     N/A     (1.54)     $11.02
Merrill Lynch High Yield,
    Cash Pay Index                     8.21        2.23       21.67         8.74      5.71      n/a      5.22
INCEPTION DATE: 2/27/98
---------------------------------------------------------------------------------------------------------------------------
TURNER ULTRA SHORT DURATION
FIXED INCOME FUND --
CLASS I SHARES                         0.97        0.64        1.87         2.79      4.24     5.24      5.21     $399.48
Merrill Lynch 3-Month
    U.S. Treasury Bill Index           0.50        0.24        1.08         2.01      3.49     4.38      4.37
INCEPTION DATE: 3/1/94
---------------------------------------------------------------------------------------------------------------------------
TURNER SHORT DURATION FIXED
INCOME FUND-- CLASS I SHARES           1.30        1.04        2.49         4.06      4.98     5.76      5.65     $204.28
Lehman 1-3 Year U.S. Government
    Bond Index                         1.25        1.09        2.44         4.90      5.61     5.90      5.57
INCEPTION DATE: 3/1/94
---------------------------------------------------------------------------------------------------------------------------

Returns less than one year are cumulative. The Turner Funds are distributed by Constellation Investment Distribution Company, Inc., Berwyn, PA 19312.

THE INVESTOR SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES BEFORE INVESTING. THIS INFORMATION CAN BE FOUND IN THE PROSPECTUS. A FREE PROSPECTUS, WHICH CONTAINS DETAILED INFORMATION, INCLUDING FEES AND EXPENSES, AND THE RISKS ASSOCIATED WITH INVESTING IN THESE FUNDS, CAN BE OBTAINED BY CALLING (800) 224-6312. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING. The performance data quoted represents past performance and the principal value and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Please call (800) 224-6312 or visit our website at www.turnerinvestments.com for updated performance information. Returns shown, unless otherwise indicated, are total returns, with dividends and income reinvested. Returns spanning more than one year are annualized. Fee waivers are in effect; if they had not been in effect, performance would have been lower. The indices mentioned are unmanaged statistical composites of stock market performance. Investing in an index is not possible. The holdings and sector weightings of the Funds are subject to change.

(1) Investing in technology and science companies and small and mid capitalization companies may subject the funds to specific inherent risks, including above-average price fluctuations.

(2) Funds that take a focus or sector specific approach are subject to greater risk from downturns affecting a specific issuer or industry.

(3) After-tax returns are shown using the highest individual federal income tax rates in effect at the time of each distribution. They do not reflect the impact of state and local taxes. Your after-tax return depends on your individual tax situation, and may differ from the figures presented here. If you own fund shares in a tax-deferred account such as an IRA or 401(K) plan, this information does not apply to your investment because these accounts are not subject to current taxes. After-returns for most funds are calculated using the tax liability implied by each fund's declared distributions. However, the exact tax characteristics of many distributions are not known until after the close of the year. For certain funds, conservative estimates are used based on fund history until final amounts become available.


2  TURNER FUNDS 2004 SEMIANNUAL REPORT

INVESTMENT REVIEW
--------------------------------------------------------------------------------

TURNER LARGE CAP VALUE FUND

--------------------------------------------------------------------------------
FUND OBJECTIVE
The Turner Large Cap Value Fund seeks long-term total return. The Fund invests primarily in common stocks and other equity securities of U.S. companies with large market capitalizations that the Sub-Adviser, Clover Capital Management, believes have low valuations and attractive dividend yields relative to the market or to their own trading history. Large cap companies are defined for this purpose as companies with market capitalizations at the time of purchase in the range of those market capitalizations of companies included in the S&P 500 Index. In selecting specific securities for the Fund, Clover seeks to identify companies whose stock is out-of-favor with investors.


--------------------------------------------------------------------------------
SECTOR WEIGHTINGS:


[BAR CHART OMITTED, PLOT POINTS FOLLOWS]


1.9% TELECOMMUNICATIONS

5.3% UTILITIES/COMMUNICATION

6.0% CONSUMER STAPLES

7.4% HEALTHCARE

7.6% MATERIALS/PROCESSING

7.7% INDUSTRIALS

8.8%% ENERGY

9.1% TECHNOLOGY

13.0% CONSUMER DISCRETIONARY/SERVICES

29.8% FINANCIAL SERVICES


--------------------------------------------------------------------------------
FUND PROFILE
MARCH 31, 2004

[] Ticker symbol TLCVX
[] CUSIP #87252R706
[] Top 10 holdings
   (1) Exxon Mobil
   (2) Citigroup
   (3) American International Group
   (4) Bank of America
   (5) PNC Financial Services Group
   (6) CSX
   (7) BP ADR
   (8) Pfizer
   (9) Mellon Financial
   (10)ChevronTexaco
[] % in 10 largest holdings 22.8%
[] Number of holdings 90
[] Price/earnings ratio 15.5
[] Weighted average market capitalization $61.43 billion
[] Net assets $7 million


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        VALUE                  GROWTH

               INVESTMENT STYLE


--------------------------------------------------------------------------------
GROWTH OF A $10,000 INVESTMENT IN THE TURNER LARGE CAP VALUE FUND:
OCTOBER 31, 1997-MARCH 31, 2004*

[LINE CHART OMITTED, PLOT POINTS FOLLOWS]

        TURNER LARGE CAP VALUE FUND     S&P 500 INDEX   RUSSELL 1000 VALUE INDEX
10/31/97          10000                     10000                 10000
Sep 98             9347                     11283                 10657
Sep 99            11793                     14419                 12652
Sep 00            14133                     16334                 13779
Sep 01            11947                     11986                 12551
Sep 02             9598                      9530                 10424
Sep 03            11779                     11855                 12964
Mar 04            13645                     13524                 15256


* These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than its original cost. The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. The inception date of the Turner Large Cap Value Fund is October 31, 1997.


ANNUALIZED TOTAL RETURNS
Periods ending March 31, 2004
--------------------------------------------------------------------------------

PAST SIX      PAST ONE      PAST THREE     PAST FIVE    SINCE
MONTHS        YEAR          YEARS          YEARS        INCEPTION
15.84%        39.69%        1.06%          3.83%        4.96%

                                          TURNER FUNDS 2004 SEMIANNUAL REPORT  3

INVESTMENT REVIEW
--------------------------------------------------------------------------------

TURNER CORE VALUE FUND
--------------------------------------------------------------------------------
FUND OBJECTIVE
The Turner Core Value Fund seeks long-term total return. The Fund invests primarily in common stocks and other equity securities of U.S. companies with medium and small market capitalizations that the Sub-Adviser, Clover Capital Management, believes are undervalued relative to the market or their historic valuation. Midcap companies are defined for this purpose as companies with market capitalizations at the time of purchase in the range of those market capitalizations of companies included in the Russell Midcap Index. The Fund will invest in securities of companies operating in a broad range of industries based primarily on value characteristics such as price-cash flow, price-earnings and price-book value ratios. In selecting specific securities for the Fund, Clover seeks to identify companies whose stock is out-of-favor with investors.

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS:

[BAR CHART OMITTED, PLOT POINTS FOLLOWS]


3.8% MATERIALS/PROCESSING

3.9% ENERGY

5.5% CONSUMER STAPLES

7.3% INDUSTRIALS

8.5% HEALTHCARE

10.6% TECHNOLOGY

11.6% UTILITIES/COMMUNICATION

14.3% CONSUMER DISCRETIONARY/SERVICES

27.2% FINANCIAL SERVICES



--------------------------------------------------------------------------------
FUND PROFILE
MARCH 31, 2004

[] Ticker symbol CCEVX
[]  CUSIP #87252R102
[]  Top 10 holdings
   (1) Jones Apparel Group
   (2) Baxter International
   (3) Prudential Financial
   (4) CVS
   (5) CMS Energy
   (6) Express Scripts
   (7) Valero Energy
   (8) ConAgra Foods
   (9) SCANA
   (10)Xcel Energy
[]  % in 10 largest holdings 22.3%
[]  Number of holdings 66
[]  Price/earnings ratio 14.0
[]  Weighted average market capitalization $8.34
[]  Net assets $59 million


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R   R             |           |
K   G             |           |
E   E             |           |
T                 |           |
                  |           |
C       -----------------------------------
A                 |           |
P                 |           |
I            X    |           |
T                 |           |
A                 |           |
L       -----------------------------------
I                 |           |
Z                 |           |
A   S             |           |
T   M             |           |
I   A             |           |
O   L             |           |
N   L   -----------------------------------

        VALUE                  GROWTH

               INVESTMENT STYLE

--------------------------------------------------------------------------------
GROWTH OF A $10,000 INVESTMENT IN THE TURNER CORE VALUE FUND:
SEPTEMBER 30, 1993-MARCH 31, 2004*

[LINE CHART OMITTED, PLOT POINTS FOLLOWS]

                     TURNER CORE          RUSSELL MIDCAP          RUSSELL           RUSSELL 3000
                     VALUE FUND             VALUE INDEX         INDEX 3000           VALUE INDEX
SEP 93                  10000                  10000                10000               10000
SEP 94                  12087                  10102                10255                9978
SEP 95                  15157                  12602                13261               12644
SEP 96                  16832                  14586                15783               14854
SEP 97                  21281                  20457                21886               21144
SEP 98                  20004                  19698                22900               21560
SEP 99                  21230                  21534                28927               25363
SEP 00                  24132                  24333                34188               27735
SEP 01                  25218                  24323                24646               25522
SEP 02                  23612                  22995                20008               21466
SEP 03                  28714                  29503                25194               26809
MAR 04                  34463                  35810                28958               31678

* These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than its original cost. The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. The inception date of the Turner Core Value Fund is December 6, 1991.

ANNUALIZED TOTAL RETURNS
Periods ending March 31, 2004
--------------------------------------------------------------------------------

PAST SIX   PAST ONE   PAST THREE   PAST FIVE  PAST TEN   SINCE
MONTHS     YEAR       YEARS        YEARS      YEARS      INCEPTION
20.02%     51.10%     10.58%       11.25%     12.19%     12.07%

4  TURNER FUNDS 2004 SEMIANNUAL REPORT

INVESTMENT REVIEW
--------------------------------------------------------------------------------

TURNER SMALL CAP VALUE FUND

--------------------------------------------------------------------------------
FUND OBJECTIVE
The Turner Small Cap Value Fund seeks long-term total return. The Fund invests primarily in common stocks and other equity securities of U.S. companies with small market capitalizations that the Sub-Adviser, Clover Capital Management, believes are undervalued relative to the market or to their historical valuation. Small cap companies are defined for this purpose as companies with market capitalizations at the time of purchase in the range of those market capitalizations of companies included in the Russell 2000 Value Index. The Fund will invest in securities of companies operating in a broad range of industries based primarily on value characteristics such as price-cash flow, price-earnings and price-book value ratios. In selecting specific securities for the Fund, Clover seeks to identify companies whose stock is out-of-favor with investors.

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS:


[BAR CHART OMITTED, PLOT POINTS FOLLOWS]


2.9% ENERGY

3.0% CONSUMER STABLES

6.0% MATERIALS/PROCESSING

6.8% UTILITIES/COMMUNICATION

7.5% HEALTHCARE

12.1% TECHNOLOGY

13.3% INDUSTRIALS

18.2% CONSUMER DISCRETIONARY/SERVICES

26.7% FINANCIAL SERVICES


--------------------------------------------------------------------------------
FUND PROFILE
MARCH 31, 2004

[] Ticker symbol TCSVX
[] CUSIP #87252R300
[] Top 10 holdings
   (1) CMS Energy
   (2) Oakley
   (3) Barnes & Noble
   (4) Charlotte Russe Holding
   (5) Electronics Boutique Holdings
   (6) Activision
   (7) Cooper Tire & Rubber
   (8) FelCor Lodging Trust
   (9) Stewart & Stevenson Services
   (10)Calpine
[] % in 10 largest holdings 13.2%
[] Number of holdings 149
[] Price/earnings ratio 16.4
[] Weighted average market capitalization $1.22 billion
[] Net assets $516 million


M   L   -----------------------------------
A   A             |           |
R   R             |           |
K   G             |           |
E   E             |           |
T                 |           |
                  |           |
C       -----------------------------------
A                 |           |
P                 |           |
I                 |           |
T                 |           |
A                 |           |
L       -----------------------------------
I                 |           |
Z                 |           |
A   S             |           |
T   M        X    |           |
I   A             |           |
O   L             |           |
N   L   -----------------------------------

        VALUE                  GROWTH

               INVESTMENT STYLE

--------------------------------------------------------------------------------
GROWTH OF A $10,000 INVESTMENT IN THE TURNER SMALL CAP VALUE FUND:
FEBRUARY 29, 1996-MARCH 31, 2004*

[LINE CHART OMITTED, PLOT POINTS FOLLOWS]

                    TURNER SMALL                RUSSELL             RUSSELL 2000
                   CAP VALUE FUND             2000 INDEX             VALUE INDEX
2/29/96                  10000                   10000                   10000
SEP 96                   10838                   10752                   10785
SEP 97                   16169                   14320                   15385
SEP 98                   12733                   11596                   13417
SEP 99                   15511                   13808                   14199
SEP 00                   20101                   17037                   16381
SEP 01                   22543                   13424                   17299
SEP 02                   20584                   12175                   17047
SEP 03                   26072                   16619                   22444
MAR 04                   32582                   20224                   27925

* These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than its original cost. The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. The inception date of the Turner Small Cap Value Fund is February 28, 1996.


ANNUALIZED TOTAL RETURNS
Periods ending March 31, 2004
--------------------------------------------------------------------------------

   PAST SIX    PAST ONE    PAST THREE    PAST FIVE  SINCE
   MONTHS      YEAR        YEARS         YEARS      INCEPTION
   24.97%      73.54%      13.39%        20.79%     15.71%


                                          TURNER FUNDS 2004 SEMIANNUAL REPORT  5

INVESTMENT REVIEW
--------------------------------------------------------------------------------

TURNER SMALL CAP VALUE OPPORTUNITIES FUND

--------------------------------------------------------------------------------
FUND OBJECTIVE
The Turner Small Cap Value Opportunities Fund seeks long-term capital growth. It invests primarily in equity securities of small capitalization companies that the Adviser believes have the potential for growth and that appear to be trading below their perceived value. Small capitalization companies are defined for this purpose as companies with market capitalization at the time of purchase that is within the range of capitalization represented in the Russell 2000 Value Index.


--------------------------------------------------------------------------------
SECTOR WEIGHTINGS:


[BAR CHART OMITTED, PLOT POINTS FOLLOWS]

3.2% ENERGY

3.5% AUTOMOTIVE & TRANSPORTATION

4.1% UTILITIES/COMMUNICATION

4.2% CONSUMER STAPLES

5.0% HEALTHCARE

5.2% PRODUCER DURABLES

11.3% TECHNOLOGY

15.6% MATERIALS/PROCESSING

18.9% CONSUMER DISCRETIONARY/SERVICES

29.0% FINANCIAL SERVICES


--------------------------------------------------------------------------------
FUND PROFILE
MARCH 31, 2004

[] Ticker symbol TSVOX
[] CUSIP #87252R607
[] Top 10 holdings
   (1) Boise Cascade
   (2) People's Bank
   (3) Apex Silver Mines
   (4) Timken
   (5) Steinway Musical Instruments
   (6) Oxford Industries
   (7) Lipman Electronic Engineering
   (8) Brink's
   (9) R.H. Donnelley
   (10)Stone Energy
[] % in 10 largest holdings 20.0%
[] Number of holdings 78
[] Price/earnings ratio 17.8
[] Weighted average market capitalization $0.92 billion
[] Net assets $21 million


M   L   -----------------------------------
A   A             |           |
R   R             |           |
K   G             |           |
E   E             |           |
T                 |           |
                  |           |
C       -----------------------------------
A                 |           |
P                 |           |
I                 |           |
T                 |           |
A                 |           |
L       -----------------------------------
I                 |           |
Z                 |           |
A   S             |           |
T   M        X    |           |
I   A             |           |
O   L             |           |
N   L   -----------------------------------

        VALUE                  GROWTH

               INVESTMENT STYLE

--------------------------------------------------------------------------------
GROWTH OF A $10,000 INVESTMENT IN THE TURNER SMALL CAP VALUE OPPORTUNITIES FUND:
MARCH 31, 2002-MARCH 31, 2004*

[LINE CHART OMITTED, PLOT POINTS FOLLOWS]

                       TURNER SMALL CAP VALUE               FRANK RUSSELL 2000
                         OPPORTUNITIES FUND                     VALUE INDEX
3/31/02                         10000                               10000
SEP 02                           8737                                7705
SEP 03                          11995                               10144
MAR 04                          15277                               12621

* These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than its original cost. The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. The inception date of the Turner Small Cap Value Opportunities Fund is March 4, 2002.


ANNUALIZED TOTAL RETURNS
Periods ending March 31, 2004
--------------------------------------------------------------------------------

 PAST SIX MONTHS      PAST ONE YEAR       SINCE INCEPTION
 27.36%               73.64%              26.24%


 6  TURNER FUNDS 2004 SEMIANNUAL REPORT

INVESTMENT REVIEW
--------------------------------------------------------------------------------

TURNER FINANCIAL SERVICES FUND
--------------------------------------------------------------------------------
FUND OBJECTIVE
The Turner Financial Services Fund seeks long-term capital appreciation. It invests in common stocks and other equity securities of U.S. financial services companies, including banks, brokerage houses, insurance companies and investment advisory companies, that the Adviser believes have above average growth potential or that are undervalued. The Adviser also invests in financial services companies that it believes to be potential merger or acquisition targets. The Fund's holdings will be concentrated in the financial services industry.


--------------------------------------------------------------------------------
SECTOR WEIGHTINGS:

[BAR CHART OMITTED, PLOT POINT FOLLOWS]

100.0% Financial services

--------------------------------------------------------------------------------
FUND PROFILE
MARCH 31, 2004

[] Ticker symbol TFFIX
[] CUSIP #87252R698
[] Top 10 holdings
   (1) Citigroup
   (2) Goldman Sachs Group
   (3) Morgan Stanley
   (4) American International Group
   (5) New York Community Bancorp
   (6) Merrill Lynch
   (7) Ameritrade Holding
   (8) American Express
   (9) Wells Fargo
   (10)Allstate
[] % in 10 largest holdings 42.6%
[] Number of holdings 33
[] Price/earnings ratio 15.7
[] Weighted average market capitalization $42.88 billion
[] % of holdings with positive earnings surprises 85.1%
[] % of holdings with negative earnings surprises 12.7%
[] Net assets $17 million


M   L   -----------------------------------
A   A             |           |
R   R             |           |
K   G             |           |
E   E             |     X     |
T                 |           |
                  |           |
C       -----------------------------------
A                 |           |
P                 |           |
I                 |           |
T                 |           |
A                 |           |
L       -----------------------------------
I                 |           |
Z                 |           |
A   S             |           |
T   M             |           |
I   A             |           |
O   L             |           |
N   L   -----------------------------------

        VALUE                  GROWTH

               INVESTMENT STYLE


--------------------------------------------------------------------------------
GROWTH OF A $10,000 INVESTMENT IN THE TURNER FINANCIAL SERVICES FUND:
MAY 31, 1996-MARCH 31, 2004*

[LINE CHART OMITTED, PLOT POINTS FOLLOWS

                  TURNER FINANCIAL SERVICES FUND        S&P 500 FINANCIALS INDEX
5/31/96                        10000                               10000
SEP 96                         10752                               10939
SEP 97                         16893                               17212
SEP 98                         14579                               16772
SEP 99                         17684                               19625
SEP 00                         24439                               26264
SEP 01                         19326                               22736
SEP 02                         17204                               19412
SEP 03                         23389                               24434
MAR 04                         27670                               28645


* These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than its original cost. The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. The inception date of the Turner Financial Services Fund is May 22, 1996.
(1) Returns prior to November 12, 2001, represent performance of the Titan Financial Services Fund.


ANNUALIZED TOTAL RETURNS(1)
Periods ending March 31, 2004
--------------------------------------------------------------------------------

 PAST SIX     PAST ONE     PAST THREE   PAST FIVE   SINCE
 MONTHS       YEAR         YEARS        YEARS       INCEPTION
 18.30%       59.30%       7.90%        8.03%       13.84%


                                          TURNER FUNDS 2004 SEMIANNUAL REPORT  7

INVESTMENT REVIEW
--------------------------------------------------------------------------------

TURNER HEALTHCARE & BIOTECHNOLOGY FUND

--------------------------------------------------------------------------------
FUND OBJECTIVE
The Turner Healthcare & Biotechnology Fund seeks long-term capital appreciation. It invests in equity securities issued by healthcare and biotechnology companies that are traded in the United States. Healthcare companies include pharmaceutical companies, companies involved in research and development of pharmaceutical products and services, companies involved in the operation of health care facilities, and other companies involved in the design, manufacture, or sale of health care-related products or services. Biotechnology companies are engaged in the research, development, and manufacture of various biotechnological products, services, and processes; manufacture and/or distribute biotechnological and biomedical products, including devices and instruments; provide or benefit significantly from scientific and technological advances in biotechnology; or provide processes or services instead of, or in addition to, products. The Fund's holdings will be concentrated in the healthcare industry.

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS:

[BAR CHART OMITTED, PLOT POINT FOLLOWS]

100% HEALTHCARE & BIOTECHNOLOGY



--------------------------------------------------------------------------------
FUND PROFILE

MARCH 31, 2004

[] Ticker symbol THBCX
[] CUSIP #87252R755
[] Top 10 holdings
   (1) Pfizer
   (2) UnitedHealth Group
   (3) Pacificare Health Systems
   (4) Anthem
   (5) Caremark Rx
   (6) Wyeth
   (7) Guidant
   (8) Medicis Pharmaceutical, Cl A
   (9) OSI Pharmaceuticals
   (10)Invitrogen
[] % in 10 largest holdings 38.1%
[] Number of holdings 47
[] Price/earnings ratio 20.3
[] Weighted average market capitalization $29.48 billion
[] % of holdings with positive earnings surprises 78.8%
[] % of holdings with negative earnings surprises 19.9%
[] Net assets $19 million


M   L   -----------------------------------
A   A             |           |
R   R             |           |
K   G             |           |
E   E             |           |
T                 |           |
                  |           |
C       -----------------------------------
A                 |           |
P                 |           |
I                 |           |     X
T                 |           |
A                 |           |
L       -----------------------------------
I                 |           |
Z                 |           |
A   S             |           |
T   M             |           |
I   A             |           |
O   L             |           |
N   L   -----------------------------------

        VALUE                  GROWTH

               INVESTMENT STYLE

--------------------------------------------------------------------------------
GROWTH OF A $10,000 INVESTMENT IN THE TURNER HEALTHCARE & BIOTECHNOLOGY FUND:
FEBRUARY 28, 2001-MARCH 31, 2004*

[LINE CHART OMITTED, PLOT POINTS FOLLOWS]

                             TURNER HEALTHCARE              S&P 500 HEALTH
                            & BIOTECHNOLOGY FUND               CARE INDEX
2/28/01                              10000                        10000
SEP 01                               11151                         9467
SEP 02                                9851                         7393
SEP 03                               12336                         8239
MAR 04                               14282                         8886

* These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than its original cost. The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. The inception date of the Turner Healthcare & Biotechnology Fund is February 28, 2001.

ANNUALIZED TOTAL RETURNS
Periods ending March 31, 2004
--------------------------------------------------------------------------------

PAST SIX       PAST ONE        PAST THREE       SINCE
MONTHS         YEAR            YEARS            INCEPTION
15.78%         38.37%          14.59%           12.25%

8  TURNER FUNDS 2004 SEMIANNUAL REPORT

INVESTMENT REVIEW
--------------------------------------------------------------------------------

TURNER TAX MANAGED U.S. EQUITY FUND

--------------------------------------------------------------------------------
FUND OBJECTIVE
The Tax Managed U.S. Equity Fund seeks long-term capital appreciation while attempting to minimize the impact of taxes on the returns earned by shareholders. The Fund's tax-sensitive investment strategy is intended to lead to lower distributions of income and realized capital gains than funds managed without regard to federal income tax consequences. It expects to employ a number of strategies to minimize taxable distribution to shareholders. In selecting companies, Turner typically invests for the long term and chooses securities that it believes offer strong opportunities for long-term growth of capital. When deciding to sell a security, Turner considers the negative tax impact of realized capital gains and, if applicable, the positive tax impact of realized capital losses. However, Turner may sell a security at a realized gain if it determines that the potential tax cost is outweighed by the risk of owning the security, or if more attractive investment opportunities are available.

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS:


[BAR CHART OMITTED, PLOT POINTS FOLLOWS]

2.3% Autos/transportation

4.4% Producer durables

5.0% Materials/processing

6.0% Utilities/communications

6.0% Energy

7.9% Consumer staples

13.1% Healthcare

15.3% Technology

17.2% Consumer discretionary/services

22.8% Financial services

--------------------------------------------------------------------------------
FUND PROFILE

MARCH 31, 2004

[] Ticker symbol TTMEX
[] CUSIP #87252R748
[] Top 10 holdings
   (1) Citigroup
   (2) Wal-Mart Stores
   (3) Pfizer
   (4) American International Group
   (5) Cisco Systems
   (6) General Electric
   (7) Procter & Gamble
   (8) Tyco International
   (9) Morgan Stanley
   (10)American Express
[] % in 10 largest holdings 25.0%
[] Number of holdings 100
[] Price/earnings ratio 20.4
[] Weighted average market capitalization $73.90 billion
[] % of holdings with positive earnings surprises 79.8%
[] % of holdings with negative earnings surprises 19.4%
[] Net assets $6 million


M   L   -----------------------------------
A   A             |           |
R   R             |           |
K   G             |           |
E   E             |           |     X
T                 |           |
                  |           |
C       -----------------------------------
A                 |           |
P                 |           |
I                 |           |
T                 |           |
A                 |           |
L       -----------------------------------
I                 |           |
Z                 |           |
A   S             |           |
T   M             |           |
I   A             |           |
O   L             |           |
N   L   -----------------------------------

        VALUE                  GROWTH

               INVESTMENT STYLE


--------------------------------------------------------------------------------
GROWTH OF A $10,000 INVESTMENT IN THE TURNER TAX MANAGED U.S. EQUITY FUND:
FEBRUARY 28, 2001-MARCH 31, 2004*

[LINE CHART OMITTED, PLOT POINTS FOLLOWS]

               TURNER TAX MANAGED US EQUITY FUND       S&P 500 COMPOSITE INDEX
2/28/01                      10000                               10000
SEP 01                        8181                                8459
SEP 02                        6291                                6726
SEP 03                        8041                                8366
MAR 04                        9190                                9544

* These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than its original cost. The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. The inception date of the Turner Tax Managed U.S. Equity Fund is February 28, 2001.


ANNUALIZED TOTAL RETURNS
Periods ending March 31, 2004
--------------------------------------------------------------------------------

PAST SIX MONTHS   PAST ONE YEAR    PAST THREE YEARS    SINCE INCEPTION
14.30%            39.24%           0.44%               (2.70%)

                                          TURNER FUNDS 2004 SEMIANNUAL REPORT  9

INVESTMENT REVIEW
--------------------------------------------------------------------------------

TURNER STRATEGIC VALUE AND HIGH INCOME FUND

--------------------------------------------------------------------------------
FUND OBJECTIVE
The Turner Strategic Value and High Income Fund seeks total return through a combination of long-term capital growth and high current income. The Fund is a "fund of funds", which means that it invests substantially all of its assets in shares of other Turner Funds rather than in individual securities. As a fund of funds, the Fund pursues its goal by investing substantially all of its assets in shares of the Turner Small Cap Equity Fund, the Turner Small Cap Value Opportunities Fund, the Turner High Yield Fund and the Turner Ultra Short Duration Fixed Income Fund. As a result, the investment performance of the Fund is directly related to the performance of the underlying funds. As of March 31, 2004 the Turner Strategic Value and High Income Fund was investing approximately 50% of its assets in each of the Small Cap Value Opportunities Fund and High Yield Fund.

--------------------------------------------------------------------------------
CURRENT INVESTMENT WEIGHTINGS:


[BAR CHART OMITTED, PLOT POINTS FOLLOWS]

44.5% Turner High Yield Fund

55.5% Turner Small Cap Value Opportunities Fund


--------------------------------------------------------------------------------
FUND PROFILE

MARCH 31, 2004

[] Ticker symbol TSVIX
[] CUSIP #900297862
[] 2 holdings
   (1) Turner Small Cap Value Opportunities Fund, Cl II
   (2) Turner High Yield Fund, Cl I
[] % in 2 holdings 100.0%
[] Number of holdings 2
[] Net assets $5 million


M   L   -----------------------------------
A   A             |           |
R   R             |           |
K   G             |           |
E   E             |           |
T                 |           |
                  |           |
C       -----------------------------------
A                 |           |
P                 |           |
I                 |     X     |
T                 |           |
A                 |           |
L       -----------------------------------
I                 |           |
Z                 |           |
A   S             |           |
T   M             |           |
I   A             |           |
O   L             |           |
N   L   -----------------------------------

        VALUE                 BLEND GROWTH

               INVESTMENT STYLE

--------------------------------------------------------------------------------
GROWTH OF A $10,000 INVESTMENT IN THE TURNER STRATEGIC VALUE AND HIGH
INCOME FUND:
OCTOBER 31, 2002-MARCH 31, 2004*

[LINE CHART OMITTED, PLOT POINTS FOLLOWS]

                           TURNER STRATEGIC VALUE &                 S&P
                               HIGH INCOME FUND                    INDEX
10/31/02                             10000                         10000
SEP 03                               12860                         11434
MAR 04                               14926                         13044

* These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than its original cost. The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. The inception date of the Turner Strategic Value and High Income Fund is October 31, 2002.


ANNUALIZED TOTAL RETURNS
Periods ending March 31, 2004
--------------------------------------------------------------------------------

 PAST SIX MONTHS    PAST ONE YEAR     SINCE INCEPTION
 16.06%             43.28%            32.65%

 10  TURNER FUNDS 2004 SEMIANNUAL REPORT

INVESTMENT REVIEW
--------------------------------------------------------------------------------

TURNER CORE FIXED INCOME FUND

--------------------------------------------------------------------------------
FUND OBJECTIVE
The Turner Core Fixed Income Fund seeks high current income consistent with reasonable risk to capital. The Fund invests primarily in U.S. government obligations and other investment grade fixed income securities, including corporate debt obligations and mortgage- and asset-backed securities. In selecting investments for the Fund, the Sub-Adviser, Clover Capital Management, chooses fixed income securities of issuers that it believes will offer attractive income potential with an acceptable level of risk. Clover will invest in fixed income obligations of different types and maturities depending on its current assessment of the relative market values of the sectors in which the Fund invests. Clover does not attempt to forecast interest rate changes.

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS:

[BAR CHART OMITTED, PLOT POINTS FOLLOWS]

6.5% Agency debt

9.2% Treasury securities

36.5% Mortgage-backed securities

45.0% Corporate bonds

--------------------------------------------------------------------------------
FUND PROFILE
MARCH 31, 2004

[] Ticker symbol TCFIX
[] CUSIP #87252R201
[] Top 10 holdings
   (1) U.S. Treasury Bonds,
       7.50%, 11/15/16
   (2) FNMA Pool #254759
   (3) SLMA
   (4) FNMA CMO/REMIC Ser 2003-41, Cl XT
   (5) Natural Fuel Gas, Ser D, MTN
   (6) Emerson Electric
   (7) FNMA Pool #738783
   (8) Dial
   (9) Marsh & McLennan
   (10)Scana, Ser B, MTN
[] % in 10 largest holdings 40.6% n Number of holdings 54
[] Average effective duration 4.47 years
[] Average yield to maturity 3.4%
[] Average credit quality AAA3
[] Net assets $38 million


C   H   -----------------------------------
R   I             |           |
E   G             |           |
D   H             |           |
I                 |     X     |
T                 |           |
                  |           |
Q       -----------------------------------
U                 |           |
A                 |           |
L                 |           |
I                 |           |
T                 |           |
Y       -----------------------------------
                  |           |
                  |           |
    L             |           |
    O             |           |
    W             |           |
                  |           |
        -----------------------------------

         SHORT                   LONG

               INVESTMENT STYLE


--------------------------------------------------------------------------------
GROWTH OF A $10,000 INVESTMENT IN THE TURNER CORE FIXED INCOME FUND:
SEPTEMBER 30, 1993-MARCH 31, 2004*

[LINE CHART OMITTED, PLOT POINTS FOLLOWS]

              TURNER CORE FIXED INCOME FUND      LEHMAN US AGGREGATE BOND INDEX
SEP 93                    10000                                10000
SEP 94                     9730                                 9678
SEP 95                    11075                                11040
SEP 96                    11649                                11578
SEP 97                    12771                                12706
SEP 98                    14217                                14167
SEP 99                    13964                                14115
SEP 00                    14971                                15102
SEP 01                    16766                                17057
SEP 02                    18250                                18524
SEP 03                    18865                                19524
MAR 04                    19321                                20106

* These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than its original cost. The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. The inception date of the Turner Core Fixed Income Fund is December 6, 1991.


ANNUALIZED TOTAL RETURNS
Periods ending March 31, 2004
--------------------------------------------------------------------------------

PAST SIX   PAST ONE   PAST THREE  PAST FIVE  PAST TEN   SINCE
MONTHS     YEAR       YEARS       YEARS      YEARS      INCEPTION
2.42%      4.36%      6.43%       6.61%      7.02%      7.20%

                                         TURNER FUNDS 2004 SEMIANNUAL REPORT  11

INVESTMENT REVIEW
--------------------------------------------------------------------------------

TURNER HIGH YIELD FUND

--------------------------------------------------------------------------------
FUND OBJECTIVE
The Turner High Yield Fund seeks high current income and capital appreciation. It invests primarily in fixed income securities rated below investment grade.


--------------------------------------------------------------------------------
SECTOR WEIGHTINGS:

[BAR CHART OMITTED, PLOT POINTS FOLLOWS]

1.1% Financial services

1.4% Technology

2.1% Producer durables

3.4% Healthcare

4.4% Automotive/transportation

4.6% Energy

5.3% Real Estate

7.7% Consumer staples

9.5% Miscellaneous

15.6% Consumer discretionary/services

17.8% Utilities/communications

23.4% Materials/processing

--------------------------------------------------------------------------------
FUND PROFILE
MARCH 31, 2004

[]  Ticker symbol PCSHX
[]  CUSIP #872524707
[]  Top 10 holdings
   (1) Tenneco Automotive, Ser B
   (2) Town Sports International
   (3) Solo Cup
   (4) Ply Gem Industries
   (5) WCI Communities
   (6) Owens-Brockway Glass Container
   (7) AES
   (8) Mediacom Broadband
   (9) Courtyard By Marriott II, Ser B
   (10)LNR Property
[] % in 10 largest holdings 15.6%
[] Number of holdings 95
[] Average effective duration 3.87 years
[] Average maturity 7.21 years
[] Average yield to maturity 7.83%
[] Average credit quality B1
[] Net assets $11 million

C   H   -----------------------------------
R   I             |           |
E   G             |           |
D   H             |           |
I                 |           |
T                 |           |
                  |           |
Q       -----------------------------------
U                 |           |
A                 |           |
L                 |           |
I                 |           |
T                 |           |
Y       -----------------------------------
                  |           |
                  |           |
                  |           |
                  |     X     |
    L             |           |
    O             |           |
    W   -----------------------------------

         SHORT                   LONG

                MATURITY AVERAGE


--------------------------------------------------------------------------------
GROWTH OF A $10,000 INVESTMENT IN THE TURNER HIGH YIELD FUND:
FEBRUARY 28, 1998-MARCH 31, 2004*

[LINE CHART OMITTED, PLOT POINTS FOLLOWS]

                        TURNER HIGH YIELD           MERRILL LYNCH HIGH YIELD,
                            BOND FUND                     CASH PAY INDEX
2/28/98                       10000                            10000
SEP 98                         9278                             9895
SEP 99                        10080                            10265
SEP 00                        10137                            10391
SEP 01                         7739                            10045
SEP 02                         7116                             9825
SEP 03                         8653                            12598
MAR 04                         9097                            13632

* These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than its original cost. The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. The inception date of the Turner High Yield Fund is February 27, 1998. Prior to May 1, 2002, Penn Capital Management Company, Inc. served as investment adviser to the Fund.


ANNUALIZED TOTAL RETURNS
Periods ending March 31, 2004
--------------------------------------------------------------------------------

 PAST SIX    PAST ONE     PAST THREE    PAST FIVE   SINCE
 MONTHS      YEAR         YEARS         YEARS       INCEPTION
 5.13%       15.64%       1.00%         (1.37%)     (1.54%)


12  TURNER FUNDS 2004 SEMIANNUAL REPORT

INVESTMENT REVIEW
--------------------------------------------------------------------------------

TURNER ULTRA SHORT DURATION FIXED INCOME FUND

--------------------------------------------------------------------------------
FUND OBJECTIVE
The Turner Ultra Short Duration Fixed Income Fund seeks to produce maximum total return consistent with the preservation of capital and investment prudence. It invests primarily in high-grade securities issued or guaranteed by the U.S. government or its agencies. The Fund seeks to limit fluctuations in principal and reduce interest-rate risk by maintaining an average effective duration no greater than that of a one-year Treasury note.

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS:

[BAR CHART OMITTED, PLOT POINTS FOLLOWS]

1.4% AGENCY SECURITIES

2.4% ASSET-BACKED SECURITIES

82.2% MORTGAGE-BACKED SECURITIES


--------------------------------------------------------------------------------
FUND PROFILE
MARCH 31, 2004

[] Ticker symbol TSDOX,
   Class I Shares
[] CUSIP #872524103,
   Class I Shares
[] Top 10 holdings
   (1) FHLMC CMO/REMIC Ser 2463, Cl PE
   (2) GNMA CMO/REMIC Ser 2003-34, Cl PM
   (3) FHLMC CMO/REMIC Ser 2586, Cl XG
   (4) FNMA CMO/REMIC Ser 2002-82, Cl PC
   (5) FHLMC CMO/REMIC Ser 2527, Cl LU
   (6) FNMA CMO/REMIC Ser 2001-4, Cl PB
   (7) FHLMC CMO/REMIC Ser 2416, Cl PN
   (8) FNMA CMO/REMIC Ser 2003-46, Cl PA
   (9) FHLMC CMO/REMIC Ser 2650, Cl FX
   (10)FHLMC CMO/REMIC Ser 2440, Cl OG
[] % in 10 largest holdings 31.8%
[] Number of holdings 88
[] Average effective duration 0.50 years
[] Average maturity 1.18 years
[] Average yield to maturity 2.23%
[] Average credit quality AGY
[] Convexity (0.17)
[] Net assets $399 million, Class I Shares



C   H   -----------------------------------
R   I             |           |
E   G             |           |
D   H             |           |
I            X    |           |
T                 |           |
                  |           |
Q       -----------------------------------
U                 |           |
A                 |           |
L                 |           |
I                 |           |
T                 |           |
Y       -----------------------------------
                  |           |
                  |           |
                  |           |
                  |           |
    L             |           |
    O             |           |
    W   -----------------------------------

        SHORT                    LONG

                MATURITY AVERAGE


--------------------------------------------------------------------------------
GROWTH OF A $10,000 INVESTMENT IN THE TURNER ULTRA SHORT DURATION FIXED INCOME FUND, CLASS I SHARES:
MARCH 31, 1994-MARCH 31, 2004*

[LINE CHART OMITTED, PLOT POINTS FOLLOWS]

                   TURNER ULTRA SHORT DURATION              MERRILL LYNCH
                        FIXED INCOME FUND            3-MONTH U.S. TREASURY BILL
                             CLASS I                            INDEX
3/31/94                       10000                              10000
SEP-94                        10220                              10206
SEP-95                        10923                              10806
SEP-96                        11691                              11398
SEP-97                        12415                              12012
SEP-98                        13187                              12656
SEP-99                        13891                              13251
SEP-00                        14772                              14017
1-SEP                         15819                              14781
2-SEP                         16286                              15076
3-SEP                         16514                              15276
4-MAR                         16674                              15352

* These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than its original cost. The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. The inception date of the Turner Ultra Short Duration Fixed Income Fund (Class I Shares) is March 1, 1994.
** Class II Shares were offered beginning on February 27, 1998. Class II Shares' performance for the periods prior to February 27, 1998 reflects the performance of the Fund's Class I Shares. The performance of the Class II Shares has been adjusted for the differences in fees between the classes.


ANNUALIZED TOTAL RETURNS
Periods ending March 31, 2004
--------------------------------------------------------------------------------

           PAST     PAST      PAST     PAST     PAST
           SIX      ONE       THREE    FIVE     TEN     SINCE
           MONTHS   YEAR      YEARS    YEARS    YEARS   INCEPTION
Class I
 Shares    0.97%    1.87%     2.79%    4.24%    5.24%   5.21%
Class II
 Shares    0.85%    1.61%     2.53%    3.96%    5.06%** 5.03%**


                                         TURNER FUNDS 2004 SEMIANNUAL REPORT  13

INVESTMENT REVIEW
--------------------------------------------------------------------------------

TURNER SHORT DURATION FIXED INCOME FUND

--------------------------------------------------------------------------------
FUND OBJECTIVE
The Turner Short Duration Fixed Income Fund seeks to produce maximum total return consistent with the preservation of capital and investment prudence. It invests primarily in high-grade securities issued or guaranteed by the U.S. government or its agencies. The Fund seeks to limit fluctuations in principal and reduce interest rate risk by maintaining an average effective duration no greater than that of a three-year Treasury Bill.

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS:


[BAR CHART OMITTED, PLOT POINTS FOLLOWS]

0.1% CONSUMER DISCRETION

1.8% UTILITIES/COMMUNICATIONS

2.2% FINANCIAL SERVICES

2.3% TREASURY SECURITIES

2.6% MATERIALS & PROCESSING

3.8% ASSET-BACKED SECURITIES

7.1% AGENCY DEBT

74.0% MORTGAGE-BACKED SECURITIES


--------------------------------------------------------------------------------
FUND PROFILE
MARCH 31, 2004

[] Ticker symbol TSDGX,
   Class I Shares
[] CUSIP #872524202,
   Class I Shares
[] Top 10 holdings
   (1) FHLMC CMO/REMIC Ser 2416, Cl PN
   (2) FNMA Pool #535560
   (3) FNMA CMO/REMIC Ser 2003-34, Cl GJ
   (4) FNMA CMO/REMIC Ser 2001-68, Cl JL
   (5) FNMA CMO/REMIC Ser 2003-33, Cl PC
   (6) FHLMC CMO/REMIC Ser 2590, Cl UL
   (7) FHLMC CMO/REMIC Ser 2515, Cl ED
   (8) FHLMC CMO/REMIC Ser 2537, Cl LA
   (9) U.S. Treasury Notes
   (10)FHLMC CMO/REMIC Ser 2575, Cl QP
[] % in 10 largest holdings 33.6%
[] Number of holdings 101
[] Average effective duration 1.38 years
[] Average maturity 1.52 years
[] Average yield to maturity 2.72%
[] Average credit quality AGY
[] Convexity (0.22)
[] Net assets $204 million, Class I Shares


C   H   -----------------------------------
R   I             |           |
E   G             |           |
D   H             |           |
I            X    |           |
T                 |           |
                  |           |
Q       -----------------------------------
U                 |           |
A                 |           |
L                 |           |
I                 |           |
T                 |           |
Y       -----------------------------------
                  |           |
                  |           |
                  |           |
                  |           |
    L             |           |
    O             |           |
    W   -----------------------------------

        SHORT                   LONG

                MATURITY AVERAGE

--------------------------------------------------------------------------------
GROWTH OF A $10,000 INVESTMENT IN THE TURNER SHORT DURATION FIXED INCOME FUND, CLASS I SHARES:
MARCH 31, 1994-MARCH 31, 2004*

[LINE CHART OMITTED, PLOT POINTS FOLLOWS]

                         TURNER SHORT DURATION                LEHMAN 1-3 YEAR
                           FIXED INCOME FUND                US GOVERNMENT BOND
                                CLASS I                            INDEX
3/31/94                          10000                              10000
SEP-94                           10153                              10101
SEP-95                           11046                              10927
SEP-96                           11711                              11547
SEP-97                           12542                              12342
SEP-98                           13555                              13321
SEP-99                           13946                              13746
SEP-00                           14783                              14549
1-SEP                            16165                              16101
2-SEP                            16923                              17043
3-SEP                            17287                              17520
4-MAR                            17512                              17739

* These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than its original cost. The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. The inception date of the Turner Short Duration Fixed Income Fund (Class I Shares) is March 1, 1994.
** Class II Shares were offered beginning on April 28, 1999. Class II Shares' performance for the periods prior to April 28, 1999 reflects the performance of the Fund's Class I Shares. The performance of the Class II Shares has been adjusted for the differences in fees between the classes.


ANNUALIZED TOTAL RETURNS
Periods ending March 31, 2004
--------------------------------------------------------------------------------

          PAST       PAST     PAST      PAST     PAST
          SIX        ONE      THREE     FIVE     TEN       SINCE
          MONTHS     YEAR     YEARS     YEARS    YEARS     INCEPTION
Class I
 Shares   1.30%      2.49%    4.06%     4.98%    5.76%     5.65%
Class II
 Shares   1.27%      2.33%    3.80%     5.98%**  6.14%**   6.02%**


14  TURNER FUNDS 2004 SEMIANNUAL REPORT

                      [This page intentionally left blank.]





                                         TURNER FUNDS 2004 SEMIANNUAL REPORT  15

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


STATEMENT OF NET ASSETS
TURNER LARGE CAP VALUE FUND
March 31, 2004

                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
COMMON STOCK--96.8%
--------------------------------------------------------------------------------
ADVERTISING & RELATED SERVICES--1.1%
--------------------------------------------------------------------------------
Interpublic Group*                        2,975  $      46
Time Warner*                              1,650         28
                                                 ---------
Total Advertising & related services                    74
                                                 ---------

--------------------------------------------------------------------------------
AEROSPACE PRODUCT & PARTS
    MANUFACTURING--1.1%
--------------------------------------------------------------------------------
Honeywell International                   2,325         79
                                                 ---------
Total Aerospace product &
    parts manufacturing                                 79
                                                 ---------

--------------------------------------------------------------------------------
AGENCIES & OTHER INSURANCE
    RELATED ACTIVITIES--1.4%
--------------------------------------------------------------------------------
AON                                       3,500         98
                                                 ---------
Total Agencies & other insurance
    related activities                                  98
                                                 ---------

--------------------------------------------------------------------------------
AGRICULTURE, CONSTRUCTION & MINING
    MACHINERY MANUFACTURING--0.6%
--------------------------------------------------------------------------------
Baker Hughes                              1,125         41
                                                 ---------
Total Agriculture, construction &
    mining machinery manufacturing                      41
                                                 ---------

--------------------------------------------------------------------------------
ALUMINA & ALUMINUM PRODUCTION &
    PROCESSING--1.0%
--------------------------------------------------------------------------------
Alcan                                     1,550         69
                                                 ---------
Total Alumina & aluminum
    production & processing                             69
                                                 ---------

--------------------------------------------------------------------------------
BASIC CHEMICAL MANUFACTURING--0.9%
--------------------------------------------------------------------------------
E.I. du Pont de Nemours                   1,450         61
                                                 ---------
Total Basic chemical manufacturing                      61
                                                 ---------

--------------------------------------------------------------------------------
BEVERAGE MANUFACTURING--1.5%
--------------------------------------------------------------------------------
Anheuser-Busch                            1,950         99
                                                 ---------
Total Beverage manufacturing                            99
                                                 ---------

--------------------------------------------------------------------------------
CABLE NETWORKS & PROGRAM DISTRIBUTION--1.6%
--------------------------------------------------------------------------------
Comcast, Cl A*                            2,275         63
COX Communications, Cl A*                 1,450         46
                                                 ---------
Total Cable networks &
    program distribution                               109
                                                 ---------


                                                     Value
                                         Shares      (000)

--------------------------------------------------------------------------------
CLOTHING STORES--1.1%
--------------------------------------------------------------------------------
American Eagle Outfitters*                2,725  $      74
                                                 ---------
Total Clothing stores                                   74
                                                 ---------

--------------------------------------------------------------------------------
COMMERCIAL & SERVICE INDUSTRY
    MACHINERY MANUFACTURING--0.8%
--------------------------------------------------------------------------------
Bausch & Lomb                               925         56
                                                 ---------
Total Commercial & service industry
    machinery manufacturing                             56
                                                 ---------

--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT
    MANUFACTURING--1.4%
--------------------------------------------------------------------------------
Nokia ADR                                 4,625         94
                                                 ---------
Total Communications equipment
    manufacturing                                       94
                                                 ---------

--------------------------------------------------------------------------------
COMPUTER & PERIPHERAL EQUIPMENT
    MANUFACTURING--1.5%
--------------------------------------------------------------------------------
Dell*                                     1,125         38
International Business Machines             200         19
Lexmark International*                      525         48
                                                 ---------
Total Computer & peripheral
    equipment manufacturing                            105
                                                 ---------

--------------------------------------------------------------------------------
COMPUTER SYSTEMS DESIGN &
    RELATED SERVICES--0.6%
--------------------------------------------------------------------------------
Computer Sciences*                        1,025         41
                                                 ---------
Total Computer systems design &
    related services                                    41
                                                 ---------

--------------------------------------------------------------------------------
CONVERTED PAPER PRODUCT MANUFACTURING--1.5%
--------------------------------------------------------------------------------
Smurfit-Stone Container*                  5,875        103
                                                 ---------
Total Converted paper product
    manufacturing                                      103
                                                 ---------

--------------------------------------------------------------------------------
CUT & SEW APPAREL MANUFACTURING--1.3%
--------------------------------------------------------------------------------
Jones Apparel Group                       2,375         86
                                                 ---------
Total Cut & sew apparel manufacturing                   86
                                                 ---------

--------------------------------------------------------------------------------
DEPOSITORY CREDIT INTERMEDIATION--17.6%
--------------------------------------------------------------------------------
Bank of America                           1,955        158
Bank of New York                          3,400        107
Citigroup                                 3,810        197

16  TURNER FUNDS 2004 SEMIANNUAL REPORT

                                                                     (Unaudited)
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
TURNER LARGE CAP VALUE FUND
                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
Mellon Financial                          3,765  $     118
New York Community Bancorp                2,475         85
PNC Financial Services Group              2,650        147
SunTrust Banks                            1,400         98
US Bancorp                                2,975         82
Wachovia                                  1,900         89
Washington Mutual                         1,550         66
Wells Fargo                               1,125         64
                                                 ---------
Total Depository credit intermediation               1,211
                                                 ---------

--------------------------------------------------------------------------------
ELECTRIC POWER GENERATION,
    TRANSMISSION & DISTRIBUTION--3.1%
--------------------------------------------------------------------------------
Aquila*                                  10,275         49
CMS Energy*                               5,925         53
Energy East                               1,825         46
Xcel Energy                               3,750         67
                                                 ---------
Total Electric power generation,
    transmission & distribution                        215
                                                 ---------

--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT MANUFACTURING--0.8%
--------------------------------------------------------------------------------
General Electric                          1,900         58
                                                 ---------
Total Electrical equipment manufacturing                58
                                                 ---------

--------------------------------------------------------------------------------
ELECTRICAL GOODS WHOLESALE--0.8%
--------------------------------------------------------------------------------
Avnet*                                    2,275         56
                                                 ---------
Total Electrical goods wholesale                        56
                                                 ---------

--------------------------------------------------------------------------------
ELECTRONICS & APPLIANCE STORES--0.8%
--------------------------------------------------------------------------------
RadioShack                                1,750         58
                                                 ---------
Total Electronics & appliance stores                    58
                                                 ---------

--------------------------------------------------------------------------------
FRUIT & VEGETABLE PRESERVING &
    SPECIALTY FOOD MANUFACTURING--0.6%
--------------------------------------------------------------------------------
H.J. Heinz                                1,075         40
                                                 ---------
Total Fruit & vegetable preserving &
    specialty food manufacturing                        40
                                                 ---------

--------------------------------------------------------------------------------
GROCERY STORES--1.4%
--------------------------------------------------------------------------------
Albertson's                               4,425         98
                                                 ---------
Total Grocery stores                                    98
                                                 ---------


                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
HEALTH & PERSONAL CARE STORES--1.9%
--------------------------------------------------------------------------------
CVS 1,750                             $      62
Omnicare                                  1,500         66
                                                 ---------
Total Health & personal care stores                    128
                                                 ---------

--------------------------------------------------------------------------------
HOUSEHOLD APPLIANCE MANUFACTURING--1.1%
--------------------------------------------------------------------------------
Maytag                                    2,475         78
                                                 ---------
Total Household appliance manufacturing                 78
                                                 ---------

--------------------------------------------------------------------------------
INSURANCE CARRIERS--6.7%
--------------------------------------------------------------------------------
Ace 2,075                                    89
Allstate                                    775         35
American International Group              2,275        162
Metlife                                   1,750         63
MGIC Investment                             875         56
Prudential Financial                      1,325         59
                                                 ---------
Total Insurance carriers                               464
                                                 ---------

--------------------------------------------------------------------------------
LIMITED-SERVICE EATING PLACES--1.3%
--------------------------------------------------------------------------------
Darden Restaurants                        3,600         89
                                                 ---------
Total Limited-service eating places                     89
                                                 ---------

--------------------------------------------------------------------------------
MACHINERY, EQUIPMENT &
    SUPPLIES WHOLESALE--0.8%
--------------------------------------------------------------------------------
W.W. Grainger                             1,125         54
                                                 ---------
Total Machinery, equipment &
    supplies wholesale                                  54
                                                 ---------

--------------------------------------------------------------------------------
MEDICAL EQUIPMENT & SUPPLIES
    MANUFACTURING--0.5%
--------------------------------------------------------------------------------
Baxter International                      1,125         35
                                                 ---------
Total Medical equipment &
    supplies manufacturing                              35
                                                 ---------

--------------------------------------------------------------------------------
MINING SUPPORT ACTIVITIES--0.6%
--------------------------------------------------------------------------------
Diamond Offshore Drilling                 1,650         40
                                                 ---------
Total Mining support activities                         40
                                                 ---------

--------------------------------------------------------------------------------
MOTION PICTURE & VIDEO INDUSTRIES--0.9%
--------------------------------------------------------------------------------
Clear Channel Communications              1,500         64
                                                 ---------
Total Motion picture & video industries                 64
                                                 ---------

                                         TURNER FUNDS 2004 SEMIANNUAL REPORT  17

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


STATEMENT OF NET ASSETS
TURNER LARGE CAP VALUE FUND

                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
MOTOR VEHICLE MANUFACTURING--1.3%
--------------------------------------------------------------------------------
General Motors                            1,825  $      86
                                                 ---------
Total Motor vehicle manufacturing                       86
                                                 ---------

--------------------------------------------------------------------------------
NATURAL GAS DISTRIBUTION--2.2%
--------------------------------------------------------------------------------
KeySpan                                   2,275         87
Sempra Energy                             2,100         67
                                                 ---------
Total Natural gas distribution                         154
                                                 ---------

--------------------------------------------------------------------------------
NONDEPOSITORY CREDIT INTERMEDIATION--1.0%
--------------------------------------------------------------------------------
Providian Financial*                      5,000         66
                                                 ---------
Total Nondepository credit intermediation               66
                                                 ---------

--------------------------------------------------------------------------------
OFFICE FURNITURE (INCLUDING FIXTURES)
    MANUFACTURING--1.4%
--------------------------------------------------------------------------------
Furniture Brands International            3,075         99
                                                 ---------
Total Office furniture (including fixtures)
    manufacturing                                       99
                                                 ---------

--------------------------------------------------------------------------------
OTHER ELECTRICAL EQUIPMENT &
    COMPONENT MANUFACTURING--0.9%
--------------------------------------------------------------------------------
Emerson Electric                          1,075         64
                                                 ---------
Total Other electrical equipment &
    component manufacturing                             64
                                                 ---------

--------------------------------------------------------------------------------
OTHER FINANCIAL INVESTMENT ACTIVITIES--0.8%
--------------------------------------------------------------------------------
Janus Capital Group                       3,500         57
                                                 ---------
Total Other financial investment activities             57
                                                 ---------

--------------------------------------------------------------------------------
OTHER GENERAL PURPOSE MACHINERY
    MANUFACTURING--1.3%
--------------------------------------------------------------------------------
SPX*                                      1,950         89
                                                 ---------
Total Other general purpose
    machinery manufacturing                             89
                                                 ---------

--------------------------------------------------------------------------------
OTHER INVESTMENT POOLS & FUNDS--1.0%
--------------------------------------------------------------------------------
FelCor Lodging Trust*                     6,425         67
                                                 ---------
Total Other investment pools & funds                    67
                                                 ---------


                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
PETROLEUM & COAL PRODUCTS
    MANUFACTURING--7.6%
--------------------------------------------------------------------------------
BP ADR                                    2,490  $     127
ChevronTexaco                             1,275        112
Exxon Mobil                               6,900        287
                                                 ---------
Total Petroleum & coal products
    manufacturing                                      526
                                                 ---------

--------------------------------------------------------------------------------
PHARMACEUTICAL & MEDICINE
    MANUFACTURING--3.9%
--------------------------------------------------------------------------------
Abbott Laboratories                       1,125         46
Johnson & Johnson                         1,125         57
Merck                                       875         39
Pfizer                                    3,575        125
                                                 ---------
Total Pharmaceutical & medicine
    manufacturing                                      267
                                                 ---------

--------------------------------------------------------------------------------
PULP, PAPER & PAPERBOARD MILLS--2.6%
--------------------------------------------------------------------------------
International Paper                       2,200         93
MeadWestvaco                              3,125         88
                                                 ---------
Total Pulp, paper & paperboard mills                   181
                                                 ---------

--------------------------------------------------------------------------------
RADIO & TELEVISION BROADCASTING--1.2%
--------------------------------------------------------------------------------
Viacom, Cl B                              2,050         80
                                                 ---------
Total Radio & television broadcasting                   80
                                                 ---------

--------------------------------------------------------------------------------
RAIL TRANSPORTATION--2.7%
--------------------------------------------------------------------------------
Burlington Northern Santa Fe              1,650         52
CSX                                       4,525        137
                                                 ---------
Total Rail transportation                              189
                                                 ---------

--------------------------------------------------------------------------------
SCIENTIFIC R&D SERVICES--1.2%
--------------------------------------------------------------------------------
Biogen Idec*                              1,500         83
                                                 ---------
Total Scientific r&d services                           83
                                                 ---------

--------------------------------------------------------------------------------
SECURITY & COMMODITY CONTRACTS
    INTERMEDIATION & BROKERAGE--1.3%
--------------------------------------------------------------------------------
Goldman Sachs Group                         275         28
Morgan Stanley                            1,060         61
                                                 ---------
Total Security & commodity contracts
    intermediation & brokerage                          89
                                                 ---------

18  TURNER FUNDS 2004 SEMIANNUAL REPORT

                                                                     (Unaudited)
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
TURNER LARGE CAP VALUE FUND

                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
SEMICONDUCTOR & OTHER ELECTRONIC COMPONENT MANUFACTURING--4.4%
--------------------------------------------------------------------------------
Analog Devices                              425  $      21
Flextronics International*                6,175        106
Micron Technology*                        4,925         82
National Semiconductor*                     925         41
Taiwan Semiconductor
    Manufacturing ADR*                    5,075         53
                                                 ---------
Total Semiconductor & other electronic
    component manufacturing                            303
                                                 ---------

--------------------------------------------------------------------------------
SOAP, CLEANERS & TOILET PREPARATION
    MANUFACTURING--1.7%
--------------------------------------------------------------------------------
Gillette                                  1,600         63
Procter & Gamble                            525         55
                                                 ---------
Total Soap, cleaners & toilet preparation
    manufacturing                                      118
                                                 ---------

--------------------------------------------------------------------------------
SPECIALIZED DESIGN SERVICES--0.5%
--------------------------------------------------------------------------------
Avaya*                                    2,000         32
                                                 ---------
Total Specialized design services                       32
                                                 ---------

--------------------------------------------------------------------------------
STEEL PRODUCT MANUFACTURING
    FROM PURCHASED STEEL--1.6%
--------------------------------------------------------------------------------
International Steel Group*                2,875        111
                                                 ---------
Total Steel product manufacturing from
    purchased steel                                    111
                                                 ---------

--------------------------------------------------------------------------------
TELECOMMUNICATIONS--1.9%
--------------------------------------------------------------------------------
SBC Communications                        2,875         71
Verizon Communications                    1,700         62
                                                 ---------
Total Telecommunications                               133
                                                 ---------

--------------------------------------------------------------------------------
TOTAL COMMON STOCK
    (COST $6,112)                                    6,671
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
RIGHTS--0.0%
--------------------------------------------------------------------------------
Seagate (A)*                                425         --

--------------------------------------------------------------------------------
TOTAL RIGHTS
    (COST $0)                                           --
--------------------------------------------------------------------------------

                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
CASH EQUIVALENT--3.3%
--------------------------------------------------------------------------------
Blackrock TempCash Fund,
    Institutional Shares                228,426   $    228

--------------------------------------------------------------------------------
TOTAL CASH EQUIVALENT
    (COST $228)                                        228
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOTAL INVESTMENTS--100.1%
    (COST $6,340)                                    6,899
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET--(0.1)%
--------------------------------------------------------------------------------
Payable due to investment adviser                       (3)
Payable due to administrator                            (1)
Other assets and liabilities, net                       (1)

--------------------------------------------------------------------------------
TOTAL OTHER ASSETS AND LIABILITIES, NET                 (5)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
NET ASSETS:
--------------------------------------------------------------------------------
Portfolio capital of Class I Shares
    (unlimited authorization -- no par value)
    based on 624,528 outstanding shares
    of beneficial interest                           6,993
Accumulated net realized loss
    on investments                                    (658)
Net unrealized appreciation
    on investments                                     559

--------------------------------------------------------------------------------
TOTAL NET ASSETS--100%                               $6,894
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE--CLASS I SHARES                  $11.04
--------------------------------------------------------------------------------

* Non-income producing security
(A) - This security was issued for possible settlement of pending litigation and does not have an expiration date.
ADR - American depository receipt
Cl - Class
Amounts designated as "_" are either $0 or have been rounded to $0. The accompanying notes are an integral part of the financial statements.

                                         TURNER FUNDS 2004 SEMIANNUAL REPORT  19

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
TURNER CORE VALUE FUND
March 31, 2004

                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
COMMON STOCK--91.9%
--------------------------------------------------------------------------------
ADMINISTRATION OF HUMAN
    RESOURCE PROGRAMS--2.2%
--------------------------------------------------------------------------------
Express Scripts*                         17,000   $  1,268
                                                 ---------
Total Administration of human
    resource programs                                1,268
                                                 ---------

--------------------------------------------------------------------------------
ADVERTISING & RELATED SERVICES--0.9%
--------------------------------------------------------------------------------
Interpublic Group*                       33,500        515
                                                 ---------
Total Advertising & related services                   515
                                                 ---------

--------------------------------------------------------------------------------
AGENCIES & OTHER INSURANCE
    RELATED ACTIVITIES--1.0%
--------------------------------------------------------------------------------
Willis Group Holdings                    15,000        558
                                                 ---------
Total Agencies & other insurance
    related activities                                 558
                                                 ---------

--------------------------------------------------------------------------------
ANIMAL SLAUGHTERING & PROCESSING--2.0%
--------------------------------------------------------------------------------
ConAgra Foods                            44,000      1,185
                                                 ---------
Total Animal slaughtering & processing               1,185
                                                 ---------

--------------------------------------------------------------------------------
BASIC CHEMICAL MANUFACTURING--1.5%
--------------------------------------------------------------------------------
Akzo Nobel ADR#                          24,300        902
                                                 ---------
Total Basic chemical manufacturing                     902
                                                 ---------

--------------------------------------------------------------------------------
CLOTHING STORES--1.6%
--------------------------------------------------------------------------------
American Eagle Outfitters*#              34,000        917
                                                 ---------
Total Clothing stores                                  917
                                                 ---------

--------------------------------------------------------------------------------
COMMUNITY CARE FACILITIES FOR THE ELDERLY--1.0%
--------------------------------------------------------------------------------
NeighborCare*#                           25,000        606
                                                 ---------
Total Community care facilities
    for the elderly                                    606
                                                 ---------

--------------------------------------------------------------------------------
COMPUTER & PERIPHERAL EQUIPMENT
    MANUFACTURING--1.6%
--------------------------------------------------------------------------------
Maxtor*                                 117,000        954
                                                 ---------
Total Computer & peripheral
    equipment manufacturing                            954
                                                 ---------


                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
COMPUTER SYSTEMS DESIGN &
    RELATED SERVICES--0.9%
--------------------------------------------------------------------------------
BISYS Group*#                            31,000  $     520
                                                 ---------
Total Computer systems design &
    related services                                   520
                                                 ---------

--------------------------------------------------------------------------------
CONVERTED PAPER PRODUCT MANUFACTURING--1.5%
--------------------------------------------------------------------------------
Pactiv*                                  40,000        890
                                                 ---------
Total Converted paper product
    manufacturing                                      890
                                                 ---------

--------------------------------------------------------------------------------
CUT & SEW APPAREL MANUFACTURING--2.9%
--------------------------------------------------------------------------------
Jones Apparel Group                      47,000      1,699
                                                 ---------
Total Cut & sew apparel
    manufacturing                                    1,699
                                                 ---------

--------------------------------------------------------------------------------
DATA PROCESSING SERVICES--1.7%
--------------------------------------------------------------------------------
eFunds*                                  60,000        984
                                                 ---------
Total Data processing services                         984
                                                 ---------

--------------------------------------------------------------------------------
DEPARTMENT STORES--1.6%
--------------------------------------------------------------------------------
Federated Department Stores              17,500        946
                                                 ---------
Total Department stores                                946
                                                 ---------

--------------------------------------------------------------------------------
DEPOSITORY CREDIT INTERMEDIATION--7.0%
--------------------------------------------------------------------------------
Banknorth Group#                         16,000        545
Charter One Financial                    21,500        760
Hibernia, Cl A                           46,000      1,081
Sovereign Bancorp                        40,000        857
Webster Financial#                       17,500        887
                                                 ---------
Total Depository credit intermediation               4,130
                                                 ---------

--------------------------------------------------------------------------------
ELECTRIC POWER GENERATION, TRANSMISSION &
    DISTRIBUTION--9.5%
--------------------------------------------------------------------------------
CMS Energy*                             147,000      1,316
NiSource                                 52,000      1,105
Puget Energy                             38,500        861
SCANA                                    33,000      1,166
Xcel Energy                              65,000      1,158
                                                 ---------
Total Electric power generation,
    transmission & distribution                      5,606
                                                 ---------

20  TURNER FUNDS 2004 SEMIANNUAL REPORT

                                                                     (Unaudited)
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
TURNER CORE VALUE FUND

                                                     Value
                                         Shares      (000)

--------------------------------------------------------------------------------
ELECTRONICS & APPLIANCE STORES--1.0%
--------------------------------------------------------------------------------
RadioShack                               17,000   $    564
                                                 ---------
Total Electronics & appliance stores                   564
                                                 ---------

--------------------------------------------------------------------------------
FOOTWEAR MANUFACTURING--1.0%
--------------------------------------------------------------------------------
Reebok International                     14,000        579
                                                 ---------
Total Footwear manufacturing                           579
                                                 ---------

--------------------------------------------------------------------------------
FURNITURE & HOME FURNISHING WHOLESALE--0.9%
--------------------------------------------------------------------------------
United Stationers*                       12,500        526
                                                 ---------
Total Furniture & home
    furnishing wholesale                               526
                                                 ---------

--------------------------------------------------------------------------------
GENERAL MEDICAL & SURGICAL HOSPITALS--1.0%
--------------------------------------------------------------------------------
Triad Hospitals*                         18,500        570
                                                 ---------
Total General medical & surgical hospitals             570
                                                 ---------

--------------------------------------------------------------------------------
GROCERY STORES--1.2%
--------------------------------------------------------------------------------
Kroger*                                  42,000        699
                                                 ---------
Total Grocery stores                                   699
                                                 ---------

--------------------------------------------------------------------------------
HEALTH & PERSONAL CARE STORES--2.3%
--------------------------------------------------------------------------------
CVS                                      38,000      1,341
                                                 ---------
Total Health & personal care stores                  1,341
                                                 ---------

--------------------------------------------------------------------------------
INFORMATION SERVICES--1.3%
--------------------------------------------------------------------------------
Dun & Bradstreet*                        14,500        776
                                                 ---------
Total Information services                             776
                                                 ---------

--------------------------------------------------------------------------------
INSURANCE CARRIERS--11.9%
--------------------------------------------------------------------------------
Aflac                                    26,000      1,044
AMBAC Financial Group                    12,000        885
Fidelity National Financial              15,400        610
Platinum Underwriters Holdings           17,500        561
Prudential Financial                     30,000      1,343
Radian Group                             18,500        788
Safeco                                   25,000      1,079
Travelers Property Casualty, Cl B        40,000        691
                                                 ---------
Total Insurance carriers                             7,001
                                                 ---------


                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
LUMBER & OTHER CONSTRUCTION
    MATERIALS WHOLESALE--1.4%
--------------------------------------------------------------------------------
Yellow Roadway*                          23,800   $    801
                                                 ---------
Total Lumber & other construction
    materials wholesale                                801
                                                 ---------

--------------------------------------------------------------------------------
MEDICAL & DIAGNOSTIC LABORATORIES--1.8%
--------------------------------------------------------------------------------
Quest Diagnostics*                       13,000      1,077
                                                 ---------
Total Medical & diagnostic laboratories              1,077
                                                 ---------

--------------------------------------------------------------------------------
MEDICAL EQUIPMENT & SUPPLIES
    MANUFACTURING--2.4%
--------------------------------------------------------------------------------
Baxter International                     46,500      1,436
                                                 ---------
Total Medical equipment &
    supplies manufacturing                           1,436
                                                 ---------

--------------------------------------------------------------------------------
MOTOR VEHICLE PARTS MANUFACTURING--0.9%
--------------------------------------------------------------------------------
Delphi                                   55,000        548
                                                 ---------
Total Motor vehicle parts manufacturing                548
                                                 ---------

--------------------------------------------------------------------------------
NATURAL GAS DISTRIBUTION--2.0%
--------------------------------------------------------------------------------
KeySpan#                                 30,000      1,147
                                                 ---------
Total Natural gas distribution                       1,147
                                                 ---------

--------------------------------------------------------------------------------
NAVIGATIONAL/MEASURING/MEDICAL/
    CONTROL INSTRUMENTS MANUFACTURING--1.4%
--------------------------------------------------------------------------------
Thermo Electron*                         30,000        848
                                                 ---------
Total Navigational/measuring/
    medical/control instruments
    manufacturing                                      848
                                                 ---------

--------------------------------------------------------------------------------
NONDEPOSITORY CREDIT INTERMEDIATION--2.7%
--------------------------------------------------------------------------------
Countrywide Credit Industry               8,500        815
Freddie Mac                              13,500        797
                                                 ---------
Total Nondepository credit
     intermediation                                  1,612
                                                 ---------

--------------------------------------------------------------------------------
OFFICE FURNITURE (INCLUDING FIXTURES)
    MANUFACTURING--1.5%
--------------------------------------------------------------------------------
Furniture Brands International#          27,500        885
                                                 ---------
Total Office furniture (including fixtures)
    manufacturing                                      885
                                                 ---------

                                         TURNER FUNDS 2004 SEMIANNUAL REPORT  21

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
TURNER CORE VALUE FUND

                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
OIL & GAS EXTRACTION--1.8%
--------------------------------------------------------------------------------
Pioneer Natural Resources*               33,000   $  1,066
                                                 ---------
Total Oil & gas extraction                           1,066
                                                 ---------

--------------------------------------------------------------------------------
OTHER GENERAL PURPOSE MACHINERY
    MANUFACTURING--1.0%
--------------------------------------------------------------------------------
SPX*                                     12,500        569
                                                 ---------
Total Other general purpose machinery
    manufacturing                                      569
                                                 ---------

--------------------------------------------------------------------------------
OTHER INVESTMENT POOLS & FUNDS--1.1%
--------------------------------------------------------------------------------
iStar Financial                          15,700        664
                                                 ---------
Total Other investment pools & funds                   664
                                                 ---------

--------------------------------------------------------------------------------
OTHER MISCELLANEOUS MANUFACTURING--1.1%
--------------------------------------------------------------------------------
Callaway Golf                            35,000        664
                                                 ---------
Total Other miscellaneous manufacturing                664
                                                 ---------

--------------------------------------------------------------------------------
PETROLEUM & COAL PRODUCTS
    MANUFACTURING--2.0%
--------------------------------------------------------------------------------
Valero Energy                            20,000      1,199
                                                 ---------
Total Petroleum & coal products
    manufacturing                                    1,199
                                                 ---------

--------------------------------------------------------------------------------
PRINTING & RELATED SUPPORT ACTIVITIES--1.0%
--------------------------------------------------------------------------------
Quebecor World                           32,000        589
                                                 ---------
Total Printing & related support activities            589
                                                 ---------

--------------------------------------------------------------------------------
PROFESSIONAL & COMMERCIAL EQUIPMENT &
    SUPPLY WHOLESALE--1.7%
--------------------------------------------------------------------------------
Ingram Micro, Cl A*                      54,000        977
                                                 ---------
Total Professional & commercial
    equipment & supply wholesale                       977
                                                 ---------

--------------------------------------------------------------------------------
RESIDENTIAL BUILDING CONSTRUCTION--0.8%
--------------------------------------------------------------------------------
Lafarge ADR#                             21,500        439
                                                 ---------
Total Residential building construction                439
                                                 ---------


                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
SECURITY & COMMODITY CONTRACTS
    INTERMEDIATION & BROKERAGE--3.2%
--------------------------------------------------------------------------------
E*Trade Group*                           41,000  $     548
Goldman Sachs Group                       5,500        574
Merrill Lynch                            13,000        774
                                                 ---------
Total Security & commodity contracts
    intermediation & brokerage                       1,896
                                                 ---------

--------------------------------------------------------------------------------
SEMICONDUCTOR & OTHER ELECTRONIC
    COMPONENT MANUFACTURING--1.8%
--------------------------------------------------------------------------------
LSI Logic*                               58,100        543
Solectron*#                              95,000        525
                                                 ---------
Total Semiconductor & other electronic
    component manufacturing                          1,068
                                                 ---------

--------------------------------------------------------------------------------
SHIP & BOAT BUILDING--1.7%
--------------------------------------------------------------------------------
Brunswick                                25,000      1,021
                                                 ---------
Total Ship & boat building                           1,021
                                                 ---------

--------------------------------------------------------------------------------
SOFTWARE PUBLISHERS--1.4%
--------------------------------------------------------------------------------
Compuware*                              110,000        820
                                                 ---------
Total Software publishers                              820
                                                 ---------

--------------------------------------------------------------------------------
WASTE TREATMENT & DISPOSAL--1.7%
--------------------------------------------------------------------------------
Republic Services                        37,500      1,015
                                                 ---------
Total Waste treatment & disposal                     1,015
                                                 ---------

--------------------------------------------------------------------------------
TOTAL COMMON STOCK
    (COST $42,229)                                  54,077
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT HELD AS COLLATERAL
    FOR LOANED SECURITIES--6.7%
--------------------------------------------------------------------------------
Boston Global Investment Trust--
    Quality Portfolio                 3,948,600      3,949

--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT HELD AS
    COLLATERAL FOR LOANED SECURITIES
    (COST $3,949)                                    3,949
--------------------------------------------------------------------------------

22  TURNER FUNDS 2004 SEMIANNUAL REPORT

                                                                     (Unaudited)
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
TURNER CORE VALUE FUND

                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
CASH EQUIVALENTS--7.4%
--------------------------------------------------------------------------------
Blackrock TempCash Fund,
    Institutional Shares              2,914,467  $   2,915
Blackrock TempFund,
    Institutional Shares              1,409,323      1,409

--------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS
    (COST $4,324)                                    4,324
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOTAL INVESTMENTS--106.0%
    (COST $50,502)                                  62,350
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET--(6.0)%
--------------------------------------------------------------------------------
Obligation to return securities
    lending collateral                              (3,949)
Payable due to investment adviser                      (36)
Payable due to administrator                            (7)
Other assets and liabilities, net                      453

--------------------------------------------------------------------------------
TOTAL OTHER ASSETS AND LIABILITIES, NET             (3,539)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NET ASSETS:
--------------------------------------------------------------------------------
Portfolio capital of Class I Shares
    (unlimited authorization -- no par value)
    based on 3,576,708 outstanding shares
    of beneficial interest                          44,095
Accumulated net realized gain
    on investments                                   2,868
Net unrealized appreciation
    on investments                                  11,848

--------------------------------------------------------------------------------
TOTAL NET ASSETS--100%                             $58,811
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE--CLASS I SHARES                 $16.44
--------------------------------------------------------------------------------

* Non-income producing security
# Security fully or partially on loan at March 31, 2004 (see Note 9 in Notes to
  Financial Statements). The total value of securities on loan at March 31, 2004 was $3,831,110.
ADR - American depository receipt
Cl - Class
The accompanying notes are an integral part of the financial statements.

                                         TURNER FUNDS 2004 SEMIANNUAL REPORT  23

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
TURNER SMALL CAP VALUE FUND
March 31, 2004

                                                     Value
                                         Shares      (000)

--------------------------------------------------------------------------------
COMMON STOCK--96.8%
--------------------------------------------------------------------------------
ACCOUNTING/TAX PREPARATION/
    BOOKKEEPING/PAYROLL SERVICES--0.5%
--------------------------------------------------------------------------------
NCO Group*                              107,000   $  2,501
                                                 ---------
Total Accounting/tax preparation/
    bookkeeping/payroll services                     2,501
                                                 ---------

--------------------------------------------------------------------------------
ACTIVITIES RELATED TO CREDIT
    INTERMEDIATION--0.5%
--------------------------------------------------------------------------------
Rewards Network*                        240,000      2,400
                                                 ---------
Total Activities related to credit
    intermediation                                   2,400
                                                 ---------

--------------------------------------------------------------------------------
AGENCIES & OTHER INSURANCE
    RELATED ACTIVITIES--1.0%
--------------------------------------------------------------------------------
Arthur J. Gallagher                     151,000      4,918
                                                 ---------
Total Agencies & other insurance
    related activities                               4,918
                                                 ---------

--------------------------------------------------------------------------------
AGRICULTURE, CONSTRUCTION & MINING
    MACHINERY MANUFACTURING--1.6%
--------------------------------------------------------------------------------
AGCO*                                   231,175      4,788
Terex*                                   99,000      3,660
                                                 ---------
Total Agriculture, construction &
    mining machinery manufacturing                   8,448
                                                 ---------

--------------------------------------------------------------------------------
ALUMINA & ALUMINUM PRODUCTION &
    PROCESSING--0.6%
--------------------------------------------------------------------------------
Tredegar#                               227,600      3,330
                                                 ---------
Total Alumina & aluminum
    production & processing                          3,330
                                                 ---------

--------------------------------------------------------------------------------
APPAREL, PIECE GOODS & NOTIONS
    WHOLESALE--0.5%
--------------------------------------------------------------------------------
Men's Wearhouse*                        104,650      2,781
                                                 ---------
Total Apparel, piece goods &
    notions wholesale                                2,781
                                                 ---------

--------------------------------------------------------------------------------
ARCHITECTURAL, ENGINEERING &
    RELATED SERVICES--0.5%
--------------------------------------------------------------------------------
Washington Group International*          63,000      2,306
                                                 ---------
Total Architectural, engineering &
    related services                                 2,306
                                                 ---------


                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
AUTOMOBILE DEALERS--0.4%
--------------------------------------------------------------------------------
United Auto Group                        83,000   $  2,271
                                                 ---------
Total Automobile dealers                             2,271
                                                 ---------

--------------------------------------------------------------------------------
AUTOMOTIVE EQUIPMENT RENTAL & LEASING--0.4%
--------------------------------------------------------------------------------
Ryder System                             48,250      1,869
                                                 ---------
Total Automotive equipment
    rental & leasing                                 1,869
                                                 ---------

--------------------------------------------------------------------------------
BASIC CHEMICAL MANUFACTURING--0.4%
--------------------------------------------------------------------------------
Arch Chemicals                           74,600      2,106
                                                 ---------
Total Basic chemical manufacturing                   2,106
                                                 ---------

--------------------------------------------------------------------------------
BOOK, PERIODICAL & MUSIC STORES--1.4%
--------------------------------------------------------------------------------
Barnes & Noble*#                        227,200      7,407
                                                 ---------
Total Book, periodical & music stores                7,407
                                                 ---------

--------------------------------------------------------------------------------
CHEMICAL MANUFACTURING--0.3%
--------------------------------------------------------------------------------
Georgia Gulf                             43,925      1,324
                                                 ---------
Total Chemical manufacturing                         1,324
                                                 ---------

--------------------------------------------------------------------------------
CLOTHING STORES--3.1%
--------------------------------------------------------------------------------
American Eagle Outfitters*#             211,000      5,689
Charlotte Russe Holding*#               403,000      7,375
Charming Shoppes*#                      385,000      2,999
                                                 ---------
Total Clothing stores                               16,063
                                                 ---------

--------------------------------------------------------------------------------
COAL MINING--0.2%
--------------------------------------------------------------------------------
Massey Energy                            48,000      1,059
                                                 ---------
Total Coal mining                                    1,059
                                                 ---------

--------------------------------------------------------------------------------
COMMERCIAL/INDUSTRIAL EQUIPMENT
    RENTAL & LEASING--0.7%
--------------------------------------------------------------------------------
United Rentals*                         201,100      3,574
                                                 ---------
Total Commercial/industrial
    equipment rental & leasing                       3,574
                                                 ---------

24  TURNER FUNDS 2004 SEMIANNUAL REPORT

                                                                     (Unaudited)
--------------------------------------------------------------------------------


STATEMENT OF NET ASSETS
TURNER SMALL CAP VALUE FUND

                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT
    MANUFACTURING--1.7%
--------------------------------------------------------------------------------
Anadigics*                              246,550   $  1,534
Checkpoint Systems*                     119,600      2,260
Nice Systems ADR*#                      217,400      5,170
                                                 ---------
Total Communications equipment
    manufacturing                                    8,964
                                                 ---------

--------------------------------------------------------------------------------
COMMUNITY CARE FACILITIES FOR THE ELDERLY--0.8%
--------------------------------------------------------------------------------
NeighborCare*                           180,000      4,365
                                                 ---------
Total Community care facilities
    for the elderly                                  4,365
                                                 ---------

--------------------------------------------------------------------------------
COMPUTER & PERIPHERAL EQUIPMENT
    MANUFACTURING--0.6%
--------------------------------------------------------------------------------
Iomega                                  165,000        922
Maxtor*                                 255,686      2,084
                                                 ---------
Total Computer & peripheral
    equipment manufacturing                          3,006
                                                 ---------

--------------------------------------------------------------------------------
COMPUTER SYSTEMS DESIGN &
    RELATED SERVICES--1.1%
--------------------------------------------------------------------------------
Carreker*                               282,000      2,233
Ciber*                                  304,800      3,353
                                                 ---------
Total Computer systems design &
    related services                                 5,586
                                                 ---------

--------------------------------------------------------------------------------
CONVERTED PAPER PRODUCT MANUFACTURING--0.7%
--------------------------------------------------------------------------------
Playtex Products*                       540,900      3,738
                                                 ---------
Total Converted paper product
    manufacturing                                    3,738
                                                 ---------

--------------------------------------------------------------------------------
CUT & SEW APPAREL MANUFACTURING--1.3%
--------------------------------------------------------------------------------
Ashworth*                               471,000      4,098
Tommy Hilfiger*                         140,000      2,380
                                                 ---------
Total Cut & sew apparel manufacturing                6,478
                                                 ---------

--------------------------------------------------------------------------------
DATA PROCESSING SERVICES--1.4%
--------------------------------------------------------------------------------
Acxiom*                                 237,900      5,224
eFunds*                                 136,400      2,237
                                                 ---------
Total Data processing services                       7,461
                                                 ---------

                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
DEATH CARE SERVICES--0.9%
--------------------------------------------------------------------------------
Service International*                  594,600   $  4,442
                                                 ---------
Total Death care services                            4,442
                                                 ---------

--------------------------------------------------------------------------------
DEPARTMENT STORES--0.3%
--------------------------------------------------------------------------------
ShopKo Stores*                          112,100      1,639
                                                 ---------
Total Department stores                              1,639
                                                 ---------

--------------------------------------------------------------------------------
DEPOSITORY CREDIT INTERMEDIATION--9.1%
--------------------------------------------------------------------------------
Astoria Financial                        68,200      2,594
BankAtlantic Bancorp, Cl A              290,000      4,918
Bankunited Financial, Cl A*#            186,100      5,527
Colonial BancGroup                      272,600      5,043
Dime Community Bancshares               122,500      2,493
Hibernia, Cl A                          155,050      3,642
Hudson United Bancorp                    72,000      2,740
Sky Financial Group                     164,000      4,256
Sterling Financial*                      76,246      2,813
Texas Regional Bancshares, Cl A         108,500      4,617
Trustmark                                95,500      2,779
Webster Financial                       109,000      5,527
                                                 ---------
Total Depository credit intermediation              46,949
                                                 ---------

--------------------------------------------------------------------------------
ELECTRIC POWER GENERATION, TRANSMISSION &
    DISTRIBUTION--6.2%
--------------------------------------------------------------------------------
Alliant Energy                           77,000      2,007
Avista                                  211,000      3,992
Calpine*                              1,224,400      5,718
CMS Energy*                             896,500      8,024
El Paso Electric*                       180,000      2,491
Northeast Utilities                     141,400      2,637
Reliant Resources*#                     686,000      5,632
Sierra Pacific Resources*#              216,550      1,602
                                                 ---------
Total Electric power generation,
    transmission & distribution                     32,103
                                                 ---------

--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT MANUFACTURING--0.2%
--------------------------------------------------------------------------------
Magnetek*                               127,600        965
                                                 ---------
Total Electrical equipment
    manufacturing                                      965
                                                 ---------

                                         TURNER FUNDS 2004 SEMIANNUAL REPORT  25

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


STATEMENT OF NET ASSETS
TURNER SMALL CAP VALUE FUND

                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
FOOTWEAR MANUFACTURING--0.9%
--------------------------------------------------------------------------------
Vans*                                   326,200   $  4,828
                                                 ---------
Total Footwear manufacturing                         4,828
                                                 ---------

--------------------------------------------------------------------------------
FOUNDRIES--0.6%
--------------------------------------------------------------------------------
Intermet                                671,800      3,023
                                                 ---------
Total Foundries                                      3,023
                                                 ---------

--------------------------------------------------------------------------------
FRUIT & TREE NUT FARMING--0.6%
--------------------------------------------------------------------------------
Chiquita Brands International*          144,600      3,015
                                                 ---------
Total Fruit & tree nut farming                       3,015
                                                 ---------

--------------------------------------------------------------------------------
GENERAL FREIGHT TRUCKING--0.6%
--------------------------------------------------------------------------------
Celadon Group*#                         186,625      3,104
                                                 ---------
Total General freight trucking                       3,104
                                                 ---------

--------------------------------------------------------------------------------
GENERAL MEDICAL & SURGICAL HOSPITALS--1.7%
--------------------------------------------------------------------------------
Province Healthcare*                    339,700      5,401
Triad Hospitals*                        106,000      3,267
                                                 ---------
Total General medical &
    surgical hospitals                               8,668
                                                 ---------

--------------------------------------------------------------------------------
GLASS & GLASS PRODUCT MANUFACTURING--0.2%
--------------------------------------------------------------------------------
Owens-Illinois*                          84,300      1,182
                                                 ---------
Total Glass & glass product manufacturing            1,182
                                                 ---------

--------------------------------------------------------------------------------
HEALTH & PERSONAL CARE STORES--0.8%
--------------------------------------------------------------------------------
NBTY*                                   117,000      4,350
                                                 ---------
Total Health & personal care stores                  4,350
                                                 ---------

--------------------------------------------------------------------------------
HOUSEHOLD APPLIANCE MANUFACTURING--0.9%
--------------------------------------------------------------------------------
Helen of Troy*                          145,150      4,501
                                                 ---------
Total Household appliance
    manufacturing                                    4,501
                                                 ---------

--------------------------------------------------------------------------------
HVAC & COMMERCIAL REFRIGERATION EQUIPMENT MANUFACTURING--0.7%
--------------------------------------------------------------------------------
Lennox International#                   201,000      3,729
                                                 ---------
Total Hvac & commercial refrigeration
    equipment manufacturing                          3,729
                                                 ---------


                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
INFORMATION SERVICES--2.2%
--------------------------------------------------------------------------------
Earthlink*                              245,200   $  2,172
Hooper Holmes                           752,200      4,694
Register.com*                           365,000      2,161
S1* 308,700                               2,346
                                                 ---------
Total Information services                          11,373
                                                 ---------

--------------------------------------------------------------------------------
INSURANCE CARRIERS--8.0%
--------------------------------------------------------------------------------
American Financial Group                170,800      5,095
Delphi Financial Group, Cl A            126,000      5,295
FPIC Insurance Group*#                  125,400      2,875
HCC Insurance Holdings                  121,650      3,933
Infinity Property & Casualty*           126,000      3,960
Ohio Casualty*                          174,000      3,478
Phoenix                                 300,200      4,026
Platinum Underwriters Holdings          130,000      4,166
Scottish Re Group                       230,000      5,564
Triad Guaranty*                          52,000      2,743
                                                 ---------
Total Insurance carriers                            41,135
                                                 ---------

--------------------------------------------------------------------------------
LUMBER & OTHER CONSTRUCTION
    MATERIALS WHOLESALE--1.0%
--------------------------------------------------------------------------------
Overnite*                                82,150      1,889
Yellow Roadway*                         100,000      3,367
                                                 ---------
Total Lumber & other construction
    materials wholesale                              5,256
                                                 ---------

--------------------------------------------------------------------------------
MANAGEMENT, SCIENTIFIC & TECHNICAL
    CONSULTING SERVICES--0.4%
--------------------------------------------------------------------------------
First Consulting Group*                 352,000      2,204
                                                 ---------
Total Management, scientific &
    technical consulting services                    2,204
                                                 ---------

--------------------------------------------------------------------------------
MEDICAL EQUIPMENT & SUPPLIES
    MANUFACTURING--2.4%
--------------------------------------------------------------------------------
Conmed*                                  78,000      2,304
Oakley                                  530,000      7,865
Vital Signs                              70,000      2,361
                                                 ---------
Total Medical equipment &
    supplies manufacturing                          12,530
                                                 ---------

26  TURNER FUNDS 2004 SEMIANNUAL REPORT

                                                                     (Unaudited)
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
TURNER SMALL CAP VALUE FUND

                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
METAL & MINERAL (EXCEPT PETROLEUM)
    WHOLESALE--0.3%
--------------------------------------------------------------------------------
Reliance Steel & Aluminum                43,700   $  1,536
                                                 ---------
Total Metal & mineral (except
    petroleum) wholesale                             1,536
                                                 ---------

--------------------------------------------------------------------------------
METALWORKING MACHINERY MANUFACTURING--0.5%
--------------------------------------------------------------------------------
Milacron#                               705,000      2,446
                                                 ---------
Total Metalworking machinery
    manufacturing                                    2,446
                                                 ---------

--------------------------------------------------------------------------------
MINING SUPPORT ACTIVITIES--1.2%
--------------------------------------------------------------------------------
Grey Wolf*                              510,000      2,111
Key Energy Services*                    391,150      4,303
                                                 ---------
Total Mining support activities                      6,414
                                                 ---------

--------------------------------------------------------------------------------
MOTOR VEHICLE MANUFACTURING--0.7%
--------------------------------------------------------------------------------
Federal Signal                          178,000      3,533
                                                 ---------
Total Motor vehicle manufacturing                    3,533
                                                 ---------

--------------------------------------------------------------------------------
NATURAL GAS DISTRIBUTION--0.6%
--------------------------------------------------------------------------------
NUI#                                    105,000      1,776
SEMCO Energy                            225,650      1,277
                                                 ---------
Total Natural gas distribution                       3,053
                                                 ---------

--------------------------------------------------------------------------------
NAVIGATIONAL/MEASURING/MEDICAL/
    CONTROL INSTRUMENTS MANUFACTURING--1.4%
--------------------------------------------------------------------------------
Coherent*#                              126,000      3,313
FEI*                                    138,500      3,026
Molecular Devices*                       56,850      1,071
                                                 ---------
Total Navigational/measuring/medical/
    control instruments manufacturing                7,410
                                                 ---------

--------------------------------------------------------------------------------
NONDEPOSITORY CREDIT INTERMEDIATION--1.4%
--------------------------------------------------------------------------------
Advanta, Cl B                           175,000      2,905
Providian Financial*                    316,000      4,140
                                                 ---------
Total Nondepository credit intermediation            7,045
                                                 ---------

--------------------------------------------------------------------------------
NONFERROUS PRODUCTION & PROCESSING--0.3%
--------------------------------------------------------------------------------
Wolverine Tube*                         208,850      1,752
                                                 ---------
Total Nonferrous production & processing             1,752
                                                 ---------


                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
NONSCHEDULED AIR TRANSPORTATION--0.8%
--------------------------------------------------------------------------------
CNF                                     117,000  $   3,931
                                                 ---------
Total Nonscheduled air transportation                3,931
                                                 ---------

--------------------------------------------------------------------------------
NURSING CARE FACILITIES--0.2%
--------------------------------------------------------------------------------
Genesis HealthCare*                      37,500        913
                                                 ---------
Total Nursing care facilities                          913
                                                 ---------

--------------------------------------------------------------------------------
OFFICE FURNITURE (INCLUDING FIXTURES)
    MANUFACTURING--0.9%
--------------------------------------------------------------------------------
Furniture Brands International          136,000      4,379
                                                 ---------
Total Office furniture (including
    fixtures) manufacturing                          4,379
                                                 ---------

--------------------------------------------------------------------------------
OFFICE SUPPLIES, STATIONERY & GIFT STORES--0.4%
--------------------------------------------------------------------------------
School Specialty*#                       60,000      2,134
                                                 ---------
Total Office supplies, stationery & gift stores      2,134
                                                 ---------

--------------------------------------------------------------------------------
OFFICES OF DENTISTS--0.3%
--------------------------------------------------------------------------------
Orthodontic Centers of America*#        200,000      1,580
                                                 ---------
Total Offices of dentists                            1,580
                                                 ---------

--------------------------------------------------------------------------------
OFFICES OF PHYSICIANS--1.1%
--------------------------------------------------------------------------------
Waddell & Reed Financial, Cl A          231,800      5,684
                                                 ---------
Total Offices of physicians                          5,684
                                                 ---------

--------------------------------------------------------------------------------
OIL & GAS EXTRACTION--1.7%
--------------------------------------------------------------------------------
Cabot Oil & Gas                         113,050      3,455
Encore Acquisition*                     116,000      3,213
Magnum Hunter Resources*                200,000      2,028
                                                 ---------
Total Oil & gas extraction                           8,696
                                                 ---------

--------------------------------------------------------------------------------
OTHER ELECTRICAL EQUIPMENT &
    COMPONENT MANUFACTURING--1.4%
--------------------------------------------------------------------------------
GrafTech International*                 171,550      2,565
Rayovac*                                160,500      4,590
                                                 ---------
Total Other electrical equipment &
    component manufacturing                          7,155
                                                 ---------

                                         TURNER FUNDS 2004 SEMIANNUAL REPORT  27

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
TURNER SMALL CAP VALUE FUND

                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
OTHER FABRICATED METAL PRODUCT
    MANUFACTURING--0.9%
--------------------------------------------------------------------------------
Timken                                  205,000   $  4,762
                                                  --------
Total Other fabricated metal
    product manufacturing                            4,762
                                                 ---------

--------------------------------------------------------------------------------
OTHER FINANCIAL INVESTMENT ACTIVITIES--0.8%
--------------------------------------------------------------------------------
BKF Capital Group*                       51,900      1,339
WP Stewart                              145,000      2,891
                                                 ---------
Total Other financial
    investment activities                            4,230
                                                 ---------

--------------------------------------------------------------------------------
OTHER GENERAL PURPOSE MACHINERY
    MANUFACTURING--1.6%
--------------------------------------------------------------------------------
Flowserve*                              118,000      2,472
Stewart & Stevenson Services#           400,700      5,858
                                                 ---------
Total Other general purpose machinery
    manufacturing                                    8,330
                                                 ---------

--------------------------------------------------------------------------------
OTHER INVESTMENT POOLS & FUNDS--4.1%
--------------------------------------------------------------------------------
Developers Diversified Realty            70,000      2,828
FelCor Lodging Trust*                   576,000      6,002
HRPT Properties Trust                   332,850      3,761
LTC Properties                          229,050      4,148
US Restaurant Properties                227,550      4,265
                                                 ---------
Total Other investment pools & funds                21,004
                                                 ---------

--------------------------------------------------------------------------------
OTHER MISCELLANEOUS MANUFACTURING--0.5%
--------------------------------------------------------------------------------
Callaway Golf                           130,050      2,468
                                                 ---------
Total Other miscellaneous manufacturing              2,468
                                                 ---------

--------------------------------------------------------------------------------
OTHER PROFESSIONAL/SCIENTIFIC/
    TECHNICAL SERVICE--1.4%
--------------------------------------------------------------------------------
Dendrite International*#                182,500      2,920
VCA Antech*                             115,000      4,097
                                                 ---------
Total Other professional/scientific/
    technical service                                7,017
                                                 ---------

--------------------------------------------------------------------------------
OUTPATIENT CARE CENTERS--0.2%
--------------------------------------------------------------------------------
Curative Health Services*#               93,000      1,246
                                                 ---------
Total Outpatient care centers                        1,246
                                                 ---------


                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
PULP, PAPER & PAPERBOARD MILLS--2.9%
--------------------------------------------------------------------------------
Buckeye Technologies*                   319,650   $  3,312
Caraustar Industries*                   231,750      2,700
Chesapeake                              110,200      2,630
Packaging Corporation
    of America                          181,000      4,083
Wausau-Mosinee Paper                    171,650      2,419
                                                 ---------
Total Pulp, paper & paperboard mills                15,144
                                                 ---------

--------------------------------------------------------------------------------
RADIO & TELEVISION BROADCASTING--2.0%
--------------------------------------------------------------------------------
Cumulus Media, Cl A*#                   241,000      4,817
Entravision Communications, Cl A*       370,000      3,319
Hearst-Argyle Television                 78,500      2,111
                                                 ---------
Total Radio & television
    broadcasting                                    10,247
                                                 ---------

--------------------------------------------------------------------------------
RUBBER PRODUCT MANUFACTURING--1.2%
--------------------------------------------------------------------------------
Cooper Tire & Rubber#                   304,850      6,143
                                                 ---------
Total Rubber product manufacturing                   6,143
                                                 ---------

--------------------------------------------------------------------------------
SCHEDULED AIR TRANSPORTATION--0.6%
--------------------------------------------------------------------------------
MAIR Holdings*                          325,000      2,971
                                                 ---------
Total Scheduled air transportation                   2,971
                                                 ---------

--------------------------------------------------------------------------------
SECURITY & COMMODITY CONTRACTS
    INTERMEDIATION & BROKERAGE--1.0%
--------------------------------------------------------------------------------
Raymond James Financial                 109,575      2,723
SWS Group#                              129,000      2,310
                                                 ---------
Total Security & commodity contracts
    intermediation & brokerage                       5,033
                                                 ---------

--------------------------------------------------------------------------------
SEMICONDUCTOR & OTHER ELECTRONIC
    COMPONENT MANUFACTURING--2.5%
--------------------------------------------------------------------------------
Arrow Electronics*                      162,000      4,124
Fairchild Semiconductor
    International*                       58,000      1,394
Integrated Silicon Solutions*           174,000      3,087
IXYS*                                   275,000      2,585
Methode Electronics                     130,500      1,683
                                                 ---------
Total Semiconductor & other electronic
    component manufacturing                         12,873
                                                 ---------

28  TURNER FUNDS 2004 SEMIANNUAL REPORT

                                                                     (Unaudited)
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
TURNER SMALL CAP VALUE FUND

                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
SHOE STORES--1.1%
--------------------------------------------------------------------------------
Payless Shoesource*                     400,275   $  5,588
                                                 ---------
Total Shoe stores                                    5,588
                                                 ---------

--------------------------------------------------------------------------------
SOFTWARE PUBLISHERS--1.8%
--------------------------------------------------------------------------------
Activision*                             412,500      6,526
THQ*#                                   138,000      2,791
                                                 ---------
Total Software publishers                            9,317
                                                 ---------

--------------------------------------------------------------------------------
SPORTING GOODS/HOBBY/MUSICAL
    INSTRUMENT STORES--1.4%
--------------------------------------------------------------------------------
Electronics Boutique Holdings*#         237,000      6,958
                                                 ---------
Total Sporting goods/hobby/musical
    instrument stores                                6,958
                                                 ---------

--------------------------------------------------------------------------------
STEEL PRODUCT MANUFACTURING FROM
    PURCHASED STEEL--1.4%
--------------------------------------------------------------------------------
AK Steel Holding*                       649,400      3,812
NS Group*                               274,500      3,568
                                                 ---------
Total Steel product manufacturing
    from purchased steel                             7,380
                                                 ---------

--------------------------------------------------------------------------------
TRAVEL ARRANGEMENT & RESERVATION SERVICES--0.8%
--------------------------------------------------------------------------------
Navigant International*                  78,400      1,411
Pegasus Solutions*                      225,000      2,628
                                                 ---------
Total Travel arrangement &
    reservation services                             4,039
                                                 ---------

--------------------------------------------------------------------------------
TOTAL COMMON STOCK
    (COST $411,452)                                499,362
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT HELD AS COLLATERAL
    FOR LOANED SECURITIES--6.7%
--------------------------------------------------------------------------------
Boston Global Investment Trust--
    Quality Portfolio                34,604,100     34,604

--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT HELD AS
    COLLATERAL FOR LOANED SECURITIES
    (COST $34,604)                                  34,604
--------------------------------------------------------------------------------


                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
CASH EQUIVALENT--3.5%
--------------------------------------------------------------------------------
Blackrock TempCash Fund,
    Institutional Shares             18,116,855 $   18,117

--------------------------------------------------------------------------------
TOTAL CASH EQUIVALENT
    (COST $18,117)                                  18,117
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOTAL INVESTMENTS--107.0%
    (COST $464,173)                                552,083
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET--(7.0)%
--------------------------------------------------------------------------------
Obligation to return securities
    lending collateral                             (34,604)
Payable due to investment adviser                     (364)
Payable due to administrator                           (60)
Other assets and liabilities, net                   (1,127)

--------------------------------------------------------------------------------
TOTAL OTHER ASSETS AND LIABILITIES, NET            (36,155)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NET ASSETS:
--------------------------------------------------------------------------------
Portfolio capital of Class I Shares
    (unlimited authorization -- no par value)
    based on 21,498,215 outstanding shares
    of beneficial interest                         457,526
Distributions in excess of net
    investment income                                 (264)
Accumulated net realized loss
    on investments                                 (29,244)
Net unrealized appreciation
    on investments                                  87,910

--------------------------------------------------------------------------------
TOTAL NET ASSETS--100%                            $515,928
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE--CLASS I SHARES                 $24.00
--------------------------------------------------------------------------------

* Non-income producing security
# Security fully or partially on loan at March 31, 2004 (see Note 9 in Notes to
  Financial Statements). The total value of securities on loan at March 31, 2004 was $32,765,512.
ADR - American depository receipt
Cl - Class
The accompanying Notes are an integral part of the financial statements.

                                         TURNER FUNDS 2004 SEMIANNUAL REPORT  29

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
TURNER SMALL CAP VALUE OPPORTUNITIES FUND
March 31, 2004
                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
COMMON STOCK--90.3%
--------------------------------------------------------------------------------
AGRICULTURE, CONSTRUCTION & MINING
    MACHINERY MANUFACTURING--1.3%
--------------------------------------------------------------------------------
Terex*                                    7,070  $     261
                                                 ---------
Total Agriculture, construction &
    mining machinery manufacturing                     261
                                                 ---------

--------------------------------------------------------------------------------
AMUSEMENT PARKS & ARCADES--1.0%
--------------------------------------------------------------------------------
Cedar Fair                                6,160        215
                                                 ---------
Total Amusement parks & arcades                        215
                                                 ---------

--------------------------------------------------------------------------------
ARCHITECTURAL & STRUCTURAL METALS
    MANUFACTURING--1.0%
--------------------------------------------------------------------------------
Griffon*                                  9,310        201
                                                 ---------
Total Architectural & structural metals
    manufacturing                                      201
                                                 ---------

--------------------------------------------------------------------------------
ARCHITECTURAL, ENGINEERING &
    RELATED SERVICES--1.0%
--------------------------------------------------------------------------------
Washington Group International*           5,440        199
                                                 ---------
Total Architectural, engineering &
    related services                                   199
                                                 ---------

--------------------------------------------------------------------------------
BASIC CHEMICAL MANUFACTURING--1.5%
--------------------------------------------------------------------------------
Church & Dwight                           7,160        310
                                                 ---------
Total Basic chemical manufacturing                     310
                                                 ---------

--------------------------------------------------------------------------------
COMPUTER SYSTEMS DESIGN &
    RELATED SERVICES--4.3%
--------------------------------------------------------------------------------
Enterasys Networks*                      44,020        111
Inforte*                                 20,090        201
Intergraph*                               9,525        230
Lipman Electronic Engineering*            7,720        362
                                                 ---------
Total Computer systems design &
    related services                                   904
                                                 ---------

--------------------------------------------------------------------------------
CUT & SEW APPAREL MANUFACTURING--1.8%
--------------------------------------------------------------------------------
Oxford Industries#                        8,280        382
                                                 ---------
Total Cut & sew apparel manufacturing                  382
                                                 ---------


                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
DEEP SEA, COASTAL & GREAT LAKES
    WATER TRANSPORTATION--1.9%
--------------------------------------------------------------------------------
Alexander & Baldwin                       7,800  $     258
OMI*                                     12,760        146
                                                 ---------
Total Deep sea, coastal & great
    lakes water transportation                         404
                                                 ---------

--------------------------------------------------------------------------------
DEPOSITORY CREDIT INTERMEDIATION--9.2%
--------------------------------------------------------------------------------
BankAtlantic Bancorp, Cl A               15,200        258
BSB Bancorp                               5,360        207
FNB                                      11,470        253
People's Bank                            10,970        510
Provident Bankshares                      6,890        216
Sterling Financial*                       6,560        242
Webster Financial                         4,690        238
                                                 ---------
Total Depository credit intermediation               1,924
                                                 ---------

--------------------------------------------------------------------------------
DRUGS & DRUGGISTS' SUNDRIES WHOLESALE--1.0%
--------------------------------------------------------------------------------
D&K Healthcare Resources#                20,890        214
                                                 ---------
Total Drugs & druggists'
    sundries wholesale                                 214
                                                 ---------

--------------------------------------------------------------------------------
ELECTRONIC SHOPPING & MAIL-ORDER HOUSES--0.6%
--------------------------------------------------------------------------------
PolyMedica                                4,620        124
                                                 ---------
Total Electronic shopping &
    mail-order houses                                  124
                                                 ---------

--------------------------------------------------------------------------------
ELECTRONICS & APPLIANCE STORES--0.7%
--------------------------------------------------------------------------------
Insight Enterprises*                      7,300        141
                                                 ---------
Total Electronics & appliance stores                   141
                                                 ---------

--------------------------------------------------------------------------------
FABRIC MILLS--1.3%
--------------------------------------------------------------------------------
Albany International, Cl A                9,930        267
                                                 ---------
Total Fabric mills                                     267
                                                 ---------

--------------------------------------------------------------------------------
FULL-SERVICE RESTAURANTS--1.2%
--------------------------------------------------------------------------------
Landry's Restaurants                      8,620        257
                                                 ---------
Total Full-service restaurants                         257
                                                 ---------

30  TURNER FUNDS 2004 SEMIANNUAL REPORT

                                                                     (Unaudited)
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
TURNER SMALL CAP VALUE OPPORTUNITIES FUND

                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
HEALTH & PERSONAL CARE STORES--1.4%
--------------------------------------------------------------------------------
NBTY*                                     7,800   $    290
                                                 ---------
Total Health & personal care stores                    290
                                                 ---------

--------------------------------------------------------------------------------
INDUSTRIAL MACHINERY MANUFACTURING--0.6%
--------------------------------------------------------------------------------
Imation                                   3,320        125
                                                 ---------
Total Industrial machinery manufacturing               125
                                                 ---------

--------------------------------------------------------------------------------
INSURANCE CARRIERS--7.1%
--------------------------------------------------------------------------------
Allmerica Financial*                      4,960        171
American Financial Group                  6,050        181
Ceres Group*                             42,250        299
Conseco*                                 10,080        233
Delphi Financial Group, Cl A              4,765        200
IPC Holdings                              4,690        185
Odyssey Re Holdings#                      8,020        217
                                                 ---------
Total Insurance carriers                             1,486
                                                 ---------

--------------------------------------------------------------------------------
INVESTIGATION & SECURITY SERVICES--1.7%
--------------------------------------------------------------------------------
Brink's                                  12,835        354
                                                 ---------
Total Investigation & security services                354
                                                 ---------

--------------------------------------------------------------------------------
LIMITED-SERVICE EATING PLACES--1.5%
--------------------------------------------------------------------------------
Lone Star Steakhouse & Saloon            11,030        322
                                                 ---------
Total Limited-service eating places                    322
                                                 ---------

--------------------------------------------------------------------------------
MEDICAL EQUIPMENT & SUPPLIES
    MANUFACTURING--1.9%
--------------------------------------------------------------------------------
Endocare*                                44,430        162
Hanger Orthopedic Group*                 13,320        241
                                                 ---------
Total Medical equipment &
    supplies manufacturing                             403
                                                 ---------

--------------------------------------------------------------------------------
METAL ORE MINING--3.4%
--------------------------------------------------------------------------------
Apex Silver Mines*#                      21,320        481
Golden Star Resources*                   33,330        238
                                                 ---------
Total Metal ore mining                                 719
                                                 ---------

--------------------------------------------------------------------------------
MINING (EXCEPT OIL & GAS)--1.2%
--------------------------------------------------------------------------------
Hecla Mining*                            29,240        246
                                                 ---------
Total Mining (except oil & gas)                        246
                                                 ---------


                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
MISCELLANEOUS NONDURABLE
    GOODS WHOLESALE--1.0%
--------------------------------------------------------------------------------
Central Garden and Pet*                   5,760   $    207
                                                 ---------
Total Miscellaneous nondurable
    goods wholesale                                    207
                                                 ---------

--------------------------------------------------------------------------------
NATURAL GAS DISTRIBUTION--1.4%
--------------------------------------------------------------------------------
AGL Resources                            10,220        297
                                                 ---------
Total Natural gas distribution                         297
                                                 ---------

--------------------------------------------------------------------------------
NAVIGATIONAL/MEASURING/MEDICAL/CONTROL
     INSTRUMENTS MANUFACTURING--1.6%
--------------------------------------------------------------------------------
Analogic                                  7,480        340
                                                 ---------
Total Navigational/measuring/medical/
    control instruments manufacturing                  340
                                                 ---------

--------------------------------------------------------------------------------
NEWSPAPER/PERIODICAL/BOOK/
    DATABASE PUBLISHERS--1.7%
--------------------------------------------------------------------------------
R.H. Donnelley*                           7,575        354
                                                 ---------
Total Newspaper/periodical/book/
    database publishers                                354
                                                 ---------

--------------------------------------------------------------------------------
NONDEPOSITORY CREDIT INTERMEDIATION--1.3%
--------------------------------------------------------------------------------
First Cash Financial Services*            8,010        269
                                                 ---------
Total Nondepository credit intermediation              269
                                                 ---------

--------------------------------------------------------------------------------
NURSING CARE FACILITIES--0.5%
--------------------------------------------------------------------------------
Kindred Healthcare*                       2,110        106
                                                 ---------
Total Nursing care facilities                          106
                                                 ---------

--------------------------------------------------------------------------------
OFFICE SUPPLIES, STATIONERY & GIFT STORES--1.5%
--------------------------------------------------------------------------------
School Specialty*                         8,690        309
                                                 ---------
Total Office supplies, stationery & gift stores        309
                                                 ---------

--------------------------------------------------------------------------------
OIL & GAS EXTRACTION--1.7%
--------------------------------------------------------------------------------
Stone Energy*                             7,040        348
                                                 ---------
Total Oil & gas extraction                             348
                                                 ---------

                                         TURNER FUNDS 2004 SEMIANNUAL REPORT  31

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


SCHEDULE OF INVESTMENTS
TURNER SMALL CAP VALUE OPPORTUNITIES FUND

                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
OTHER ELECTRICAL EQUIPMENT &
    COMPONENT MANUFACTURING--1.9%
--------------------------------------------------------------------------------
Gilat Satellite Networks*                28,190  $     250
Rayovac*                                  5,210        149
                                                 ---------
Total Other electrical equipment &
    component manufacturing                            399
                                                 ---------

--------------------------------------------------------------------------------
OTHER FABRICATED METAL PRODUCT
    MANUFACTURING--3.3%
--------------------------------------------------------------------------------
Timken                                   19,550        454
Watts Industries, Cl A                    9,680        227
                                                 ---------
Total Other fabricated metal
    product manufacturing                              681
                                                 ---------

--------------------------------------------------------------------------------
OTHER FOOD MANUFACTURING--1.0%
--------------------------------------------------------------------------------
Hain Celestial Group*                     9,130        202
                                                 ---------
Total Other food manufacturing                         202
                                                 ---------

--------------------------------------------------------------------------------
OTHER GENERAL PURPOSE MACHINERY
    MANUFACTURING--0.1%
--------------------------------------------------------------------------------
Lincoln Electric Holdings                   900         25
                                                 ---------
Total Other general purpose
    machinery manufacturing                             25
                                                 ---------

--------------------------------------------------------------------------------
OTHER INVESTMENT POOLS & FUNDS--4.9%
--------------------------------------------------------------------------------
Alexandria Real Estate Equities           3,450        217
Capital Automotive REIT                   8,460        299
Pan Pacific Retail Properties             5,940        309
SL Green Realty                           4,210        201
                                                 ---------
Total Other investment pools & funds                 1,026
                                                 ---------

--------------------------------------------------------------------------------
OTHER MISCELLANEOUS MANUFACTURING--1.9%
--------------------------------------------------------------------------------
Steinway Musical Instruments*            12,610        404
                                                 ---------
Total Other miscellaneous manufacturing                404
                                                 ---------

--------------------------------------------------------------------------------
PAPER & PAPER PRODUCT WHOLESALE--2.6%
--------------------------------------------------------------------------------
Boise Cascade                            15,430        535
                                                 ---------
Total Paper & paper product wholesale                  535
                                                 ---------


                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
PETROLEUM & COAL PRODUCTS MANUFACTURING--1.2%
--------------------------------------------------------------------------------
Headwaters*                               9,970     $  255
                                                 ---------
Total Petroleum & coal
    products manufacturing                             255
                                                 ---------

--------------------------------------------------------------------------------
PHARMACEUTICAL & MEDICINE
    MANUFACTURING--0.5%
--------------------------------------------------------------------------------
Caraco Pharm Labs*                       10,440        106
                                                 ---------
Total Pharmaceutical & medicine
    manufacturing                                      106
                                                 ---------

--------------------------------------------------------------------------------
PIPELINE TRANSPORTATION OF NATURAL GAS--0.9%
--------------------------------------------------------------------------------
Western Gas Resources                     3,830        195
                                                 ---------
Total Pipeline transportation of natural gas           195
                                                 ---------

--------------------------------------------------------------------------------
PLUMBING, HEATING & AIR CONDITIONING
    CONTRACTOR--1.0%
--------------------------------------------------------------------------------
Comfort Systems USA*                     29,640        214
                                                 ---------
Total Plumbing, heating &
    air conditioning contractor                        214
                                                 ---------

--------------------------------------------------------------------------------
PRINTING & RELATED SUPPORT ACTIVITIES--1.5%
--------------------------------------------------------------------------------
Presstek*                                28,730        313
                                                 ---------
Total Printing & related support activities            313
                                                 ---------

--------------------------------------------------------------------------------
PROFESSIONAL, SCIENTIFIC &
    TECHNICAL SERVICES--1.4%
--------------------------------------------------------------------------------
Alliance Data Systems*                    8,630        290
                                                 ---------
Total Professional, scientific &
    technical services                                 290
                                                 ---------

--------------------------------------------------------------------------------
PULP, PAPER & PAPERBOARD MILLS--1.6%
--------------------------------------------------------------------------------
Temple-Inland                             5,260        333
                                                 ---------
Total Pulp, paper & paperboard mills                   333
                                                 ---------

--------------------------------------------------------------------------------
RADIO & TELEVISION BROADCASTING--0.9%
--------------------------------------------------------------------------------
Gray Television                          13,440        196
                                                 ---------
Total Radio & television broadcasting                  196
                                                 ---------

--------------------------------------------------------------------------------
SECURITIES & COMMODITY EXCHANGES--1.3%
--------------------------------------------------------------------------------
Chicago Mercantile Exchange#              2,730        264
                                                 ---------
Total Securities & commodity exchanges                 264
                                                 ---------

32   TURNER FUNDS 2004 SEMIANNUAL REPORT

                                                                     (Unaudited)
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
TURNER SMALL CAP VALUE OPPORTUNITIES FUND

                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
SECURITY & COMMODITY CONTRACTS
    INTERMEDIATION & BROKERAGE--1.0%
--------------------------------------------------------------------------------
Piper Jaffray*                            4,000   $    217
                                                 ---------
Total Security & commodity contracts
    intermediation & brokerage                         217
                                                 ---------

--------------------------------------------------------------------------------
SEMICONDUCTOR & OTHER ELECTRONIC
    COMPONENT MANUFACTURING--1.9%
--------------------------------------------------------------------------------
NAM TAI Electronics                       7,640        194
Zilog*                                   16,245        205
                                                 ---------
Total Semiconductor & other
    electronic component manufacturing                 399
                                                 ---------

--------------------------------------------------------------------------------
SOFTWARE PUBLISHERS--0.6%
--------------------------------------------------------------------------------
Borland Software*                        13,170        120
                                                 ---------
Total Software publishers                              120
                                                 ---------

--------------------------------------------------------------------------------
TELECOMMUNICATIONS--1.3%
--------------------------------------------------------------------------------
Alamosa Holdings*#                       47,610        278
                                                 ---------
Total Telecommunications                               278
                                                 ---------

--------------------------------------------------------------------------------
TRAVEL ARRANGEMENT &
    RESERVATION SERVICES--1.0%
--------------------------------------------------------------------------------
Sunterra*                                16,010        217
                                                 ---------
Total Travel arrangement &
    reservation services                               217
                                                 ---------


                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
TRUCK TRANSPORTATION--1.2%
--------------------------------------------------------------------------------
Laidlaw International*                   17,640  $     257
                                                 ---------
Total Truck transportation                             257
                                                 ---------

--------------------------------------------------------------------------------
TOTAL COMMON STOCK
    (COST $16,498)                                  18,904
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT HELD AS COLLATERAL
    FOR LOANED SECURITIES--7.4%
--------------------------------------------------------------------------------
Boston Global Investment Trust--
    Quality Portfolio                 1,565,800      1,566

--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT HELD AS
    COLLATERAL FOR LOANED SECURITIES
    (COST $1,566)                                    1,566
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CASH EQUIVALENT--1.0%
--------------------------------------------------------------------------------
Blackrock TempCash Fund,
    Institutional Shares                201,786        202

--------------------------------------------------------------------------------
TOTAL CASH EQUIVALENT
    (COST $202)                                        202
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOTAL INVESTMENTS--98.7%
    (COST $18,266)                                 $20,672
--------------------------------------------------------------------------------

Percentages are based on net assets of $20,933,560.
* Non-income producing security
# Security fully or partially on loan at March 31, 2004 (see Note 9 in Notes to
  Financial Statements). The total value of securities on loan at March 31, 2004 was $1,482,879.
Cl - Class
REIT - Real estate investment trust
The accompanying notes are an integral part of the financial statements.


                                         TURNER FUNDS 2004 SEMIANNUAL REPORT  33

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


STATEMENT OF NET ASSETS
TURNER FINANCIAL SERVICES FUND
March 31, 2004

                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
COMMON STOCK--97.4%
--------------------------------------------------------------------------------
ACTIVITIES RELATED TO CREDIT INTERMEDIATION--2.3%
--------------------------------------------------------------------------------
Euronet Worldwide*#                      20,890   $    397
                                                 ---------
Total Activities related to credit
    intermediation                                     397
                                                 ---------

--------------------------------------------------------------------------------
DATA PROCESSING SERVICES--1.6%
--------------------------------------------------------------------------------
Global Payments#                          5,860        264
                                                 ---------
Total Data processing services                         264
                                                 ---------

--------------------------------------------------------------------------------
DEPOSITORY CREDIT INTERMEDIATION--31.7%
--------------------------------------------------------------------------------
Citigroup                                16,940        876
Golden West Financial                     4,840        542
National Commerce Financial              13,410        384
New York Community Bancorp               21,693        744
Northern Trust                           12,330        574
Silicon Valley Bancshares*#              10,730        348
Sovereign Bancorp                        23,410        501
UCBH Holdings                            10,610        425
Wells Fargo                              11,275        639
Zions Bancorporation                      6,520        373
                                                 ---------
Total Depository credit intermediation               5,406
                                                 ---------

--------------------------------------------------------------------------------
INFORMATION SERVICES--2.3%
--------------------------------------------------------------------------------
eSpeed, Cl A*                            18,640        391
                                                 ---------
Total Information services                             391
                                                 ---------

--------------------------------------------------------------------------------
INSURANCE CARRIERS--10.5%
--------------------------------------------------------------------------------
Allstate                                 13,470        612
American International Group             10,534        752
Aspen Insurance Holdings*                16,350        421
                                                 ---------
Total Insurance carriers                             1,785
                                                 ---------

--------------------------------------------------------------------------------
NONDEPOSITORY CREDIT INTERMEDIATION--11.8%
--------------------------------------------------------------------------------
American Express                         13,200        684
CapitalSource*#                          21,570        484
CIT Group                                 9,010        343
MBNA                                     18,130        501
                                                 ---------
Total Nondepository credit intermediation            2,012
                                                 ---------


                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
OTHER FINANCIAL INVESTMENT ACTIVITIES--11.6%
--------------------------------------------------------------------------------
Affiliated Managers Group*#              10,530  $     575
Investors Financial Services#             8,670        358
SEI Investments                          17,070        564
T. Rowe Price Group                       9,050        487
                                                 ---------
Total Other financial investment activities          1,984
                                                 ---------

--------------------------------------------------------------------------------
PROFESSIONAL, SCIENTIFIC &
    TECHNICAL SERVICES--2.1%
--------------------------------------------------------------------------------
Alliance Data Systems*#                  10,890        365
                                                 ---------
Total Professional, scientific &
    technical services                                 365
                                                 ---------

--------------------------------------------------------------------------------
SECURITY & COMMODITY CONTRACTS
    INTERMEDIATION & BROKERAGE--23.5%
--------------------------------------------------------------------------------
Ameritrade Holding*                      44,550        686
Charles Schwab                           47,220        548
Goldman Sachs Group                       7,430        775
Lehman Brothers Holdings                  6,050        502
Merrill Lynch                            11,940        711
Morgan Stanley                           13,530        775
                                                 ---------
Total Security & commodity contracts
    intermediation & brokerage                       3,997
                                                 ---------

--------------------------------------------------------------------------------
TOTAL COMMON STOCK
    (COST $13,751)                                  16,601
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT HELD AS COLLATERAL
    FOR LOANED SECURITIES--8.8%
--------------------------------------------------------------------------------
Boston Global Investment Trust--
    Quality Portfolio                 1,501,000      1,501

--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT HELD AS
    COLLATERAL FOR LOANED SECURITIES
    (COST $1,501)                                    1,501
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CASH EQUIVALENT--2.7%
--------------------------------------------------------------------------------
Blackrock TempCash Fund,
    Institutional Shares                463,953        464

--------------------------------------------------------------------------------
TOTAL CASH EQUIVALENT
    (COST $464)                                        464
--------------------------------------------------------------------------------

34  TURNER FUNDS 2004 SEMIANNUAL REPORT

                                                                     (Unaudited)
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
TURNER FINANCIAL SERVICES FUND

                                                    Value
                                                    (000)
--------------------------------------------------------------------------------
TOTAL INVESTMENTS--108.9%
    (COST $15,716)                                 $18,566
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET--(8.9)%
--------------------------------------------------------------------------------
Obligation to return securities
    lending collateral                              (1,501)
Payable due to investment adviser                      (16)
Payable due to administrator                            (2)

--------------------------------------------------------------------------------
TOTAL OTHER ASSETS AND LIABILITIES, NET             (1,519)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NET ASSETS:
--------------------------------------------------------------------------------
Portfolio capital of Class I Shares
    (unlimited authorization -- no par value)
    based on 1,165,796 outstanding shares
    of beneficial interest                          13,238
Accumulated net investment loss                        (18)
Accumulated net realized gain
    on investments                                     977
Net unrealized appreciation
    on investments                                   2,850

--------------------------------------------------------------------------------
TOTAL NET ASSETS--100%                             $17,047
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE--CLASS I SHARES                 $14.62
--------------------------------------------------------------------------------

* Non-income producing security
# Security fully or partially on loan at March 31, 2004 (see Note 9 in Notes to
  Financial Statements). The total value of securities on loan at March 31, 2004 was $1,378,280.
Cl - Class
The accompanying notes are an integral part of the financial statements.

                                         TURNER FUNDS 2004 SEMIANNUAL REPORT  35

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
TURNER HEALTHCARE & BIOTECHNOLOGY FUND
March 31, 2004

                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
COMMON STOCK--97.3%
--------------------------------------------------------------------------------
COMMUNITY CARE FACILITIES FOR THE ELDERLY--1.6%
--------------------------------------------------------------------------------
NeighborCare*                            12,820   $    311
                                                 ---------
Total Community care facilities
    for the elderly                                    311
                                                 ---------

--------------------------------------------------------------------------------
DRUGS & DRUGGISTS' SUNDRIES WHOLESALE--5.6%
--------------------------------------------------------------------------------
Endo Pharmaceuticals Holdings*            7,040        173
Henry Schein*                             4,830        345
Medicis Pharmaceutical, Cl A             13,980        559
                                                 ---------
Total Drugs & druggists'
    sundries wholesale                               1,077
                                                 ---------

--------------------------------------------------------------------------------
GENERAL MEDICAL & SURGICAL HOSPITALS--1.2%
--------------------------------------------------------------------------------
Triad Hospitals*                          7,210        222
                                                 ---------
Total General medical &
    surgical hospitals                                 222
                                                 ---------

--------------------------------------------------------------------------------
HEALTH & PERSONAL CARE STORES--1.4%
--------------------------------------------------------------------------------
Omnicare                                  5,910        262
                                                 ---------
Total Health & personal care stores                    262
                                                 ---------

--------------------------------------------------------------------------------
INSURANCE CARRIERS--15.3%
--------------------------------------------------------------------------------
Aetna                                     3,690        331
Anthem*                                   8,190        743
Pacificare Health Systems*               20,640        816
UnitedHealth Group                       16,029      1,033
                                                 ---------
Total Insurance carriers                             2,923
                                                 ---------

--------------------------------------------------------------------------------
MEDICAL EQUIPMENT & SUPPLIES
    MANUFACTURING--10.4%
--------------------------------------------------------------------------------
Boston Scientific*                       10,760        456
C.R. Bard                                 4,960        484
Inamed*                                   4,710        251
Varian Medical Systems*                   5,280        456
Zimmer Holdings*                          4,640        342
                                                 ---------
Total Medical equipment &
    supplies manufacturing                           1,989
                                                 ---------


                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
NAVIGATIONAL/MEASURING/MEDICAL/CONTROL INSTRUMENTS MANUFACTURING--6.4%
--------------------------------------------------------------------------------
Fisher Scientific International*          7,370  $     406
Guidant                                   9,080        575
Varian*                                   5,850        235
                                                 ---------
Total Navigational/measuring/medical/
    control instruments manufacturing                1,216
                                                 ---------

--------------------------------------------------------------------------------
NURSING CARE FACILITIES--5.3%
--------------------------------------------------------------------------------
Genesis HealthCare*                       6,410        156
Kindred Healthcare*                       9,890        497
Mariner Health Care*                     20,720        353
                                                 ---------
Total Nursing care facilities                        1,006
                                                 ---------

--------------------------------------------------------------------------------
OFFICES OF PHYSICIANS--3.6%
--------------------------------------------------------------------------------
Caremark Rx*                             20,880        694
                                                 ---------
Total Offices of physicians                            694
                                                 ---------

--------------------------------------------------------------------------------
OTHER INVESTMENT POOLS & FUNDS--1.1%
--------------------------------------------------------------------------------
Ventas                                    7,730        213
                                                 ---------
Total Other investment pools & funds                   213
                                                 ---------

--------------------------------------------------------------------------------
OUTPATIENT CARE CENTERS--3.4%
--------------------------------------------------------------------------------
Select Medical                           27,530        460
Sierra Health Services*                   5,450        198
                                                 ---------
Total Outpatient care centers                          658
                                                 ---------

--------------------------------------------------------------------------------
PHARMACEUTICAL & MEDICINE
    MANUFACTURING--34.2%
--------------------------------------------------------------------------------
Abgenix*                                 13,030        173
Amgen*                                    5,200        302
Angitech Pharmaceuticals*                 9,840        240
Digene*                                   7,190        247
Elan ADR*                                15,520        320
Genzyme*                                  6,090        286
Gilead Sciences*                          5,050        282
Impax Laboratories*                       9,540        213
Invitrogen*                               7,290        523

36  TURNER FUNDS 2004 SEMIANNUAL REPORT

                                                                     (Unaudited)
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
TURNER HEALTHCARE & BIOTECHNOLOGY FUND

                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
IVAX*                                    14,130  $     322
KV Pharmaceutical, Cl A*                 15,300        376
Onyx Pharmaceuticals*                     5,260        213
OSI Pharmaceuticals*                     14,140        543
Pfizer                                   33,260      1,166
Teva Pharmaceutical
    Industries ADR                        5,410        343
Watson Pharmaceuticals*                   8,530        365
Wyeth                                    16,830        632
                                                 ---------
Total Pharmaceutical & medicine
    manufacturing                                    6,546
                                                 ---------

--------------------------------------------------------------------------------
SCIENTIFIC R&D SERVICES--7.8%
--------------------------------------------------------------------------------
Biogen Idec*                              9,040        503
Genentech*                                4,140        438
Nektar Therapeutics*                     18,260        394
NitroMed*                                19,690        156
                                                 ---------
Total Scientific r&d services                        1,491
                                                 ---------

--------------------------------------------------------------------------------
TOTAL COMMON STOCK
    (COST $15,871)                                  18,608
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CASH EQUIVALENT--3.0%
--------------------------------------------------------------------------------
Blackrock TempCash Fund,
    Institutional Shares                571,979        572

--------------------------------------------------------------------------------
TOTAL CASH EQUIVALENT
    (COST $572)                                        572
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOTAL INVESTMENTS--100.3%
    (COST $16,443)                                  19,180
--------------------------------------------------------------------------------


                                                   Value
                                                   (000)
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET--(0.3)%
--------------------------------------------------------------------------------
Payable due to investment adviser               $      (16)
Payable due to administrator                            (2)
Payable to shareholder servicing agent                  (4)
Other assets and liabilities, net                      (42)

--------------------------------------------------------------------------------
TOTAL OTHER ASSETS AND LIABILITIES, NET                (64)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NET ASSETS:
--------------------------------------------------------------------------------
Portfolio capital of Class II Shares
    (unlimited authorization -- no par value)
    based on 1,342,670 outstanding shares
    of beneficial interest                          15,147
Accumulated net investment loss                        (92)
Accumulated net realized gain
    on investments                                   1,324
Net unrealized appreciation
    on investments                                   2,737

--------------------------------------------------------------------------------
TOTAL NET ASSETS--100%                             $19,116
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE--CLASS II SHARES                $14.24
--------------------------------------------------------------------------------

* Non-income producing security
ADR - American depository receipt
Cl - Class
The accompanying notes are an integral part of the financial statements.

                                         TURNER FUNDS 2004 SEMIANNUAL REPORT  37

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
TURNER TAX MANAGED U.S. EQUITY FUND
March 31, 2004

                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
COMMON STOCK--99.2%
--------------------------------------------------------------------------------
ADVERTISING & RELATED SERVICES--0.8%
--------------------------------------------------------------------------------
Time Warner*                              2,870  $      48
                                                 ---------
Total Advertising & related services                    48
                                                 ---------

--------------------------------------------------------------------------------
AGRICULTURE, CONSTRUCTION & MINING
    MACHINERY MANUFACTURING--1.7%
--------------------------------------------------------------------------------
Caterpillar                                 650         51
Smith International*                        860         46
                                                 ---------
Total Agriculture, construction &
    mining machinery manufacturing                      97
                                                 ---------

--------------------------------------------------------------------------------
ALUMINA & ALUMINUM PRODUCTION &
    PROCESSING--1.3%
--------------------------------------------------------------------------------
Alcoa                                     2,220         77
                                                 ---------
Total Alumina & aluminum
    production & processing                             77
                                                 ---------

--------------------------------------------------------------------------------
BEVERAGE MANUFACTURING--2.2%
--------------------------------------------------------------------------------
Coca-Cola                                   620         31
PepsiCo                                   1,810         98
                                                 ---------
Total Beverage manufacturing                           129
                                                 ---------

--------------------------------------------------------------------------------
BUILDING MATERIAL & SUPPLIES DEALERS--0.9%
--------------------------------------------------------------------------------
Home Depot                                1,460         55
                                                 ---------
Total Building material & supplies dealers              55
                                                 ---------

--------------------------------------------------------------------------------
CABLE NETWORKS & PROGRAM DISTRIBUTION--1.4%
--------------------------------------------------------------------------------
Cablevision Systems, Cl A*                3,500         80
                                                 ---------
Total Cable networks &
    program distribution                                80
                                                 ---------

--------------------------------------------------------------------------------
CLOTHING STORES--0.5%
--------------------------------------------------------------------------------
Chico's FAS*                                600         28
                                                 ---------
Total Clothing stores                                   28
                                                 ---------

--------------------------------------------------------------------------------
COLLEGES, UNIVERSITIES &
    PROFESSIONAL SCHOOLS--0.9%
--------------------------------------------------------------------------------
Apollo Group, Cl A*                         600         52
                                                 ---------
Total Colleges, universities &
    professional schools                                52
                                                 ---------


                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT
    MANUFACTURING--4.1%
--------------------------------------------------------------------------------
Cisco Systems*                            5,770  $     136
Motorola                                  3,730         66
Sony ADR                                    800         33
                                                 ---------
Total Communications equipment
    manufacturing                                      235
                                                 ---------

--------------------------------------------------------------------------------
COMPUTER & PERIPHERAL EQUIPMENT
    MANUFACTURING--3.0%
--------------------------------------------------------------------------------
Dell*                                     2,470         83
EMC*                                      6,800         93
                                                 ---------
Total Computer & peripheral
    equipment manufacturing                            176
                                                 ---------

--------------------------------------------------------------------------------
COURIERS--1.1%
--------------------------------------------------------------------------------
United Parcel Service, Cl B                 870         61
                                                 ---------
Total Couriers                                          61
                                                 ---------

--------------------------------------------------------------------------------
DAIRY PRODUCT MANUFACTURING--0.7%
--------------------------------------------------------------------------------
Dean Foods*                               1,270         42
                                                 ---------
Total Dairy product manufacturing                       42
                                                 ---------

--------------------------------------------------------------------------------
DEPARTMENT STORES--3.7%
--------------------------------------------------------------------------------
Target                                    1,100         50
Wal-Mart Stores                           2,770        165
                                                 ---------
Total Department stores                                215
                                                 ---------

--------------------------------------------------------------------------------
DEPOSITORY CREDIT INTERMEDIATION--7.6%
--------------------------------------------------------------------------------
Citigroup                                 4,290        222
Northern Trust                            1,520         71
Wachovia                                  1,200         56
Wells Fargo                               1,580         90
                                                 ---------
Total Depository credit intermediation                 439
                                                 ---------

--------------------------------------------------------------------------------
ELECTRIC POWER GENERATION, TRANSMISSION &
    DISTRIBUTION--1.0%
--------------------------------------------------------------------------------
AES*                                      3,160         27
TXU                                       1,000         29
                                                 ---------
Total Electric power generation,
    transmission & distribution                         56
                                                 ---------

38  TURNER FUNDS 2004 SEMIANNUAL REPORT

                                                                     (Unaudited)
--------------------------------------------------------------------------------


STATEMENT OF NET ASSETS
TURNER TAX MANAGED U.S. EQUITY FUND

                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT MANUFACTURING--2.3%
--------------------------------------------------------------------------------
General Electric                          4,330  $     132
                                                 ---------
Total Electrical equipment manufacturing               132
                                                 ---------

--------------------------------------------------------------------------------
ELECTRONIC SHOPPING & MAIL-ORDER HOUSES--0.9%
--------------------------------------------------------------------------------
eBay*                                       780         54
                                                 ---------
Total Electronic shopping &
    mail-order houses                                   54
                                                 ---------

--------------------------------------------------------------------------------
ELECTRONICS & APPLIANCE STORES--0.7%
--------------------------------------------------------------------------------
CDW                                         610         41
                                                 ---------
Total Electronics & appliance stores                    41
                                                 ---------

--------------------------------------------------------------------------------
ENGINE, TURBINE & POWER TRANSMISSION
    EQUIPMENT MANUFACTURING--0.6%
--------------------------------------------------------------------------------
Cummins                                     570         33
                                                 ---------
Total Engine, turbine & power
    transmission equipment
    manufacturing                                       33
                                                 ---------

--------------------------------------------------------------------------------
FOOTWEAR MANUFACTURING--0.5%
--------------------------------------------------------------------------------
Nike, Cl B                                  400         31
                                                 ---------
Total Footwear manufacturing                            31
                                                 ---------

--------------------------------------------------------------------------------
FULL-SERVICE RESTAURANTS--0.5%
--------------------------------------------------------------------------------
Cheesecake Factory*                         600         28
                                                 ---------
Total Full-service restaurants                          28
                                                 ---------

--------------------------------------------------------------------------------
GRAIN & OILSEED MILLING--0.5%
--------------------------------------------------------------------------------
Archer-Daniels-Midland                    1,800         30
                                                 ---------
Total Grain & oilseed milling                           30
                                                 ---------

--------------------------------------------------------------------------------
GROCERY & RELATED PRODUCT WHOLESALERS--1.2%
--------------------------------------------------------------------------------
Sysco                                     1,760         69
                                                 ---------
Total Grocery & related
    product wholesalers                                 69
                                                 ---------

--------------------------------------------------------------------------------
GROCERY STORES--0.6%
--------------------------------------------------------------------------------
Whole Foods Market                          440         33
                                                 ---------
Total Grocery stores                                    33
                                                 ---------


                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
HEALTH & PERSONAL CARE STORES--0.5%
--------------------------------------------------------------------------------
Walgreen                                    900  $      30
                                                 ---------
Total Health & personal care stores                     30
                                                 ---------

--------------------------------------------------------------------------------
INDUSTRIAL MACHINERY MANUFACTURING--0.6%
--------------------------------------------------------------------------------
Kla-Tencor*                                 710         36
                                                 ---------
Total Industrial machinery manufacturing                36
                                                 ---------

--------------------------------------------------------------------------------
INFORMATION SERVICES--0.9%
--------------------------------------------------------------------------------
Juniper Networks*                           700         18
Yahoo!*                                     680         33
                                                 ---------
Total Information services                              51
                                                 ---------

--------------------------------------------------------------------------------
INSURANCE CARRIERS--5.5%
--------------------------------------------------------------------------------
Allstate                                  1,050         48
American International Group              2,300        164
Anthem*                                     700         63
UnitedHealth Group                          670         43
                                                 ---------
Total Insurance carriers                               318
                                                 ---------

--------------------------------------------------------------------------------
LIMITED-SERVICE EATING PLACES--0.6%
--------------------------------------------------------------------------------
Starbucks*                                  990         37
                                                 ---------
Total Limited-service eating places                     37
                                                 ---------

--------------------------------------------------------------------------------
MEDICAL EQUIPMENT & SUPPLIES
    MANUFACTURING--2.6%
--------------------------------------------------------------------------------
Boston Scientific*                        1,700         72
St. Jude Medical*                           690         50
Zimmer Holdings*                            420         31
                                                 ---------
Total Medical equipment &
    supplies manufacturing                             153
                                                 ---------

--------------------------------------------------------------------------------
MOTOR VEHICLE PARTS MANUFACTURING--0.5%
--------------------------------------------------------------------------------
Autoliv                                     700         29
                                                 ---------
Total Motor vehicle parts manufacturing                 29
                                                 ---------

--------------------------------------------------------------------------------
NATURAL GAS DISTRIBUTION--1.0%
--------------------------------------------------------------------------------
Williams                                  6,190         59
                                                 ---------
Total Natural gas distribution                          59
                                                 ---------

                                         TURNER FUNDS 2004 SEMIANNUAL REPORT  39

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
TURNER TAX MANAGED U.S. EQUITY FUND

                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
NAVIGATIONAL/MEASURING/MEDICAL/CONTROL INSTRUMENTS MANUFACTURING--1.4%
--------------------------------------------------------------------------------
Danaher                                     400  $      37
Guidant                                     700         45
                                                 ---------
Total Navigational/measuring/medical/
    control instruments manufacturing                   82
                                                 ---------

--------------------------------------------------------------------------------
NONDEPOSITORY CREDIT INTERMEDIATION--4.0%
--------------------------------------------------------------------------------
American Express                          2,150        111
CIT Group                                 1,150         44
MBNA                                      2,670         74
                                                 ---------
Total Nondepository credit intermediation              229
                                                 ---------

--------------------------------------------------------------------------------
OFFICES OF PHYSICIANS--0.7%
--------------------------------------------------------------------------------
Caremark Rx*                              1,300         43
                                                 ---------
Total Offices of physicians                             43
                                                 ---------

--------------------------------------------------------------------------------
OIL & GAS EXTRACTION--4.2%
--------------------------------------------------------------------------------
Apache                                    1,424         62
Murphy Oil                                1,130         71
Pioneer Natural Resources*                1,500         48
XTO Energy                                2,375         60
                                                 ---------
Total Oil & gas extraction                             241
                                                 ---------

--------------------------------------------------------------------------------
OTHER FINANCIAL INVESTMENT ACTIVITIES--1.5%
--------------------------------------------------------------------------------
Investors Financial Services                770         32
T. Rowe Price Group                         970         52
                                                 ---------
Total Other financial investment activities             84
                                                 ---------

--------------------------------------------------------------------------------
OTHER LEATHER & ALLIED PRODUCT
    MANUFACTURING--0.6%
--------------------------------------------------------------------------------
Coach*                                      800         33
                                                 ---------
Total Other leather & allied
    product manufacturing                               33
                                                 ---------

--------------------------------------------------------------------------------
OTHER MISCELLANEOUS MANUFACTURING--1.1%
--------------------------------------------------------------------------------
3M                                          380         31
International Game Technology               660         30
                                                 ---------
Total Other miscellaneous manufacturing                 61
                                                 ---------


                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
PHARMACEUTICAL & MEDICINE
    MANUFACTURING--6.1%
--------------------------------------------------------------------------------
Amgen*                                    1,570  $      91
Forest Laboratories*                        400         29
Invitrogen*                                 400         29
Pfizer                                    4,720        165
Watson Pharmaceuticals*                     950         41
                                                 ---------
Total Pharmaceutical &
    medicine manufacturing                             355
                                                 ---------

--------------------------------------------------------------------------------
PIPELINE TRANSPORTATION OF NATURAL GAS--1.1%
--------------------------------------------------------------------------------
Kinder Morgan                               490         31
Western Gas Resources                       600         30
                                                 ---------
Total Pipeline transportation
    of natural gas                                      61
                                                 ---------

--------------------------------------------------------------------------------
PRIMARY METAL MANUFACTURING--1.1%
--------------------------------------------------------------------------------
United States Steel                       1,700         63
                                                 ---------
Total Primary metal manufacturing                       63
                                                 ---------

--------------------------------------------------------------------------------
PROFESSIONAL, SCIENTIFIC &
    TECHNICAL SERVICES--0.8%
--------------------------------------------------------------------------------
Alliance Data Systems*                    1,400         47
                                                 ---------
Total Professional, scientific &
    technical services                                  47
                                                 ---------

--------------------------------------------------------------------------------
RAIL TRANSPORTATION--0.7%
--------------------------------------------------------------------------------
Norfolk Southern                          1,870         41
                                                 ---------
Total Rail transportation                               41
                                                 ---------

--------------------------------------------------------------------------------
SCIENTIFIC R&D SERVICES--0.9%
--------------------------------------------------------------------------------
Genentech*                                  470         50
                                                 ---------
Total Scientific r&d services                           50
                                                 ---------

--------------------------------------------------------------------------------
SECURITY & COMMODITY CONTRACTS
    INTERMEDIATION & BROKERAGE--5.2%
--------------------------------------------------------------------------------
Charles Schwab                            6,360         74
Goldman Sachs Group                         890         93
Knight Trading Group*                     1,600         20
Morgan Stanley                            1,960        112
                                                 ---------
Total Security & commodity contracts
    intermediation & brokerage                         299
                                                 ---------

40  TURNER FUNDS 2004 SEMIANNUAL REPORT

                                                                     (Unaudited)
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
TURNER TAX MANAGED U.S. EQUITY FUND

                                                     Value
                                        Shares       (000)
--------------------------------------------------------------------------------
SEMICONDUCTOR & OTHER ELECTRONIC
    COMPONENT MANUFACTURING--11.1%
--------------------------------------------------------------------------------
Analog Devices                              880  $      42
Applied Materials*                        3,420         73
Broadcom, Cl A*                           1,100         43
Intel                                     4,020        110
Molex                                       700         21
National Semiconductor*                   1,030         46
Nvidia*                                   1,300         35
Sanmina-SCI*                              2,300         25
Silicon Laboratories*                       800         42
Texas Instruments                         1,810         53
Tyco International                        4,060        116
Xilinx*                                     990         38
                                                 ---------
Total Semiconductor & other electronic
    component manufacturing                            644
                                                 ---------

--------------------------------------------------------------------------------
SOAP, CLEANERS & TOILET PREPARATION
    MANUFACTURING--2.6%
--------------------------------------------------------------------------------
Avon Products                               400         30
Procter & Gamble                          1,140        120
                                                 ---------
Total Soap, cleaners & toilet preparation
    manufacturing                                      150
                                                 ---------

--------------------------------------------------------------------------------
SOFTWARE PUBLISHERS--0.9%
--------------------------------------------------------------------------------
SAP ADR                                   1,300         51
                                                 ---------
Total Software publishers                               51
                                                 ---------

--------------------------------------------------------------------------------
TELECOMMUNICATIONS--2.0%
--------------------------------------------------------------------------------
America Movil ADR*                        1,800         70
Vodafone Group ADR                        1,820         43
                                                 ---------
Total Telecommunications                               113
                                                 ---------

--------------------------------------------------------------------------------
TRAVELER ACCOMMODATION--1.2%
--------------------------------------------------------------------------------
MGM Mirage*                                 820         37
Starwood Hotels & Resorts Worldwide         800         33
                                                 ---------
Total Traveler accommodation                            70
                                                 ---------

--------------------------------------------------------------------------------
WASTE TREATMENT & DISPOSAL--0.6%
--------------------------------------------------------------------------------
Allied Waste Industries*                  2,560         34
                                                 ---------
Total Waste treatment & disposal                        34
                                                 ---------


                                                     Value
                                        Shares       (000)
--------------------------------------------------------------------------------
WATER, SEWAGE & OTHER SYSTEMS--0.5%
--------------------------------------------------------------------------------
Aqua America                              1,450  $      31
                                                 ---------
Total Water, sewage & other systems                     31
                                                 ---------

--------------------------------------------------------------------------------
TOTAL COMMON STOCK
    (COST $4,636)                                    5,736
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CASH EQUIVALENT--1.1%
--------------------------------------------------------------------------------
Blackrock TempCash Fund,
    Institutional Shares                 64,460         64

--------------------------------------------------------------------------------
TOTAL CASH EQUIVALENT
    (COST $64)                                          64
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOTAL INVESTMENTS--100.3%
    (COST $4,700)                                    5,800
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET--(0.3)%
--------------------------------------------------------------------------------
Payable due to investment adviser                       (1)
Payable due to administrator                            (1)
Payable to shareholder servicing agent                  (1)
Other assets and liabilities, net                      (16)

--------------------------------------------------------------------------------
TOTAL OTHER ASSETS AND LIABILITIES, NET                (19)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NET ASSETS:
--------------------------------------------------------------------------------
Portfolio capital of Class II Shares
    (unlimited authorization -- no par value)
    based on 628,849 outstanding shares
    of beneficial interest                           6,866
Accumulated net investment loss                         (8)
Accumulated net realized loss
    on investments                                  (2,177)
Net unrealized appreciation
    on investments                                   1,100

--------------------------------------------------------------------------------
TOTAL NET ASSETS--100%                              $5,781
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE--CLASS II SHARES                 $9.19
--------------------------------------------------------------------------------

* Non-income producing security
ADR - American depository receipt
Cl - Class
The accompanying notes are an integral part of the financial statements.

                                         TURNER FUNDS 2004 SEMIANNUAL REPORT  41

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
TURNER STRATEGIC VALUE AND HIGH INCOME FUND
March 31, 2004

                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
EQUITY FUND--55.5%
--------------------------------------------------------------------------------
Turner Small Cap Value
    Opportunities Fund, Cl II           172,570    $ 2,754

--------------------------------------------------------------------------------
TOTAL EQUITY FUND
    (COST $2,409)                                    2,754
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FIXED INCOME FUND--44.5%
--------------------------------------------------------------------------------
Turner High Yield Fund, Cl I            433,626      2,212

--------------------------------------------------------------------------------
TOTAL FIXED INCOME FUND
    (COST $2,208)                                    2,212
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOTAL INVESTMENTS--100.0%
    (COST $4,617)                                    4,966
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET--(0.0)%
--------------------------------------------------------------------------------
Receivable from investment adviser                       3
Payable due to administrator                            (1)
Other assets and liabilities, net                       (3)

--------------------------------------------------------------------------------
TOTAL OTHER ASSETS AND LIABILITIES, NET                 (1)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NET ASSETS:
--------------------------------------------------------------------------------
Portfolio capital of Class I Shares
    (unlimited authorization -- no par value)
    based on 348,545 outstanding shares
    of beneficial interest                           4,351
Accumulated net realized gain
    on investments                                     265
Net unrealized appreciation
    on investments                                     349

--------------------------------------------------------------------------------
TOTAL NET ASSETS--100%                              $4,965
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE--CLASS I SHARES                 $14.24
--------------------------------------------------------------------------------

Cl - Class
The accompanying notes are an integral part of the financial statements.


42  TURNER FUNDS 2004 SEMIANNUAL REPORT

                                                                     (Unaudited)
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
TURNER CORE FIXED INCOME FUND
March 31, 2004

                                    Face Amount      Value
                                          (000)      (000)
--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS--44.5%
--------------------------------------------------------------------------------
COSMETICS & TOILETRIES--3.7%
--------------------------------------------------------------------------------
Dial
    7.000%, 08/15/06                     $1,250  $   1,382
                                                 ---------
Total Cosmetics & toiletries                         1,382
                                                 ---------

--------------------------------------------------------------------------------
DATA PROCESSING SERVICES--2.8%
--------------------------------------------------------------------------------
First Data
    4.700%, 11/01/06                      1,000      1,063
                                                 ---------
Total Data processing services                       1,063
                                                 ---------

--------------------------------------------------------------------------------
ELECTRICAL PRODUCTS & SERVICES--11.6%
--------------------------------------------------------------------------------
Carolina Power & Light
    5.125%, 09/15/13                        685        715
Emerson Electric
    7.125%, 08/15/10                      1,250      1,489
Public Service Company
    of Colorado
    4.375%, 10/01/08                      1,000      1,046
Scana,
    Ser B, MTN
    5.810%, 10/23/08                      1,000      1,098
                                                 ---------
Total Electrical products & services                 4,348
                                                 ---------

--------------------------------------------------------------------------------
FINANCIAL SERVICES--3.1%
--------------------------------------------------------------------------------
Marsh & McLennan
    7.125%, 06/15/09                      1,000      1,171
                                                 ---------
Total Financial services                             1,171
                                                 ---------

--------------------------------------------------------------------------------
FOOD, BEVERAGE & TOBACCO--5.0%
--------------------------------------------------------------------------------
Sysco
    7.250%, 04/15/07                        405        461
    7.160%, 04/15/27                        500        606
    6.500%, 06/15/05                        750        792
                                                 ---------
Total Food, beverage & tobacco                       1,859
                                                 ---------

--------------------------------------------------------------------------------
GAS/NATURAL GAS--7.9%
--------------------------------------------------------------------------------
Air Products & Chemicals,
    Ser E, MTN
    7.340%, 06/15/26                        250        304
ChevronTexaco
    8.110%, 12/01/04                         80         83


                                    Face Amount      Value
                                          (000)      (000)
--------------------------------------------------------------------------------
Keyspan
    7.250%, 11/15/05                     $1,000  $   1,087
Natural Fuel Gas,
    Ser D, MTN
    6.303%, 05/27/08                      1,350      1,506
                                                 ---------
Total Gas/natural gas                                2,980
                                                 ---------

--------------------------------------------------------------------------------
MANUFACTURING--2.0%
--------------------------------------------------------------------------------
Thermo Electron
    7.625%, 10/30/08                        665        768
                                                 ---------
Total Manufacturing                                    768
                                                 ---------

--------------------------------------------------------------------------------
PETROLEUM & FUEL PRODUCTS--2.9%
--------------------------------------------------------------------------------
Pioneer Natural Resources
    7.200%, 01/15/28                        450        512
XTO Energy
    7.500%, 04/15/12                        475        565
                                                 ---------
Total Petroleum & fuel products                      1,077
                                                 ---------

--------------------------------------------------------------------------------
RETAIL--2.7%
--------------------------------------------------------------------------------
Wal-Mart Stores
    6.875%, 08/10/09                        850        998
                                                 ---------
Total Retail                                           998
                                                 ---------

--------------------------------------------------------------------------------
TRUCKING--2.8%
--------------------------------------------------------------------------------
Roadway
    8.250%, 12/01/08                        925      1,068
                                                 ---------
Total Trucking                                       1,068
                                                 ---------

--------------------------------------------------------------------------------
TOTAL CORPORATE OBLIGATIONS
    (COST $15,450)                                  16,714
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS--36.0%
--------------------------------------------------------------------------------
FHLMC CMO/REMIC
    Ser 1546, Cl H
    7.000%, 12/15/22                         60         60
    Ser 1561, Cl H
    6.500%, 05/15/08                        627        641
    Ser 1994-17, Cl H
    6.000%, 02/25/09                        419        443
    Ser 2522, Cl PB
    4.750%, 11/15/14                      1,000      1,011

                                         TURNER FUNDS 2004 SEMIANNUAL REPORT  43

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
TURNER CORE FIXED INCOME FUND

                                    Face Amount      Value
                                          (000)      (000)
--------------------------------------------------------------------------------
FNMA
    Pool #254759
    4.500%, 06/01/18                     $1,827  $   1,852
    Pool #369214
    5.000%, 04/01/09                        159        163
    Pool #535301
    6.500%, 04/01/15                        164        175
    Pool #694431
    5.000%, 03/01/18                        800        823
    Pool #738783
    7.000%, 02/01/25                      1,379      1,470
FNMA CMO/REMIC
    Ser 2003-41, Cl XT
    4.500%, 07/25/15                      1,500      1,542
GNMA
    Pool #13125
    8.000%, 10/15/06                          5          5
    Pool #187899
    8.000%, 05/15/17                          6          7
    Pool #196477
    10.000%, 04/15/10                        26         30
    Pool #202886
    8.000%, 03/15/17                         37         41
    Pool #221235
    8.500%, 07/15/17                         19         22
    Pool #331786
    8.000%, 08/15/22                         30         33
    Pool #376400
    6.500%, 02/15/24                        186        198
    Pool #439478
    7.000%, 01/15/27                        188        201
    Pool #457921
    5.500%, 12/15/28                        271        280
    Pool #462622
    6.500%, 03/15/28                        344        363
    Pool #533974
    6.500%, 05/15/32                        186        197
    Pool #553328
    4.500%, 07/15/18                        823        837
    Pool #570400
    6.500%, 09/15/31                        410        433
    Pool #604616
    4.500%, 09/15/18                        954        970

                                    Face Amount      Value
                                   (000)/Shares      (000)
--------------------------------------------------------------------------------
    Pool #781029
    6.500%, 05/15/29                   $    115  $     121
    Pool #781096
    6.500%, 12/15/28                        528        558
    Pool #781231
    7.000%, 12/15/30                        269        286
    Pool #781276
    6.500%, 04/15/31                        426        451
    Pool #781328
    7.000%, 09/15/31                        292        311

--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT MORTGAGE-
    BACKED OBLIGATIONS
    (COST $13,348)                                  13,524
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS--9.1%
--------------------------------------------------------------------------------
U.S. Treasury Bonds
    7.500%, 11/15/16                      1,500      1,978
    7.250%, 05/15/16                        700        904
    6.375%, 08/15/27                        450        546

--------------------------------------------------------------------------------
TOTAL U.S. TREASURY OBLIGATIONS
    (COST $3,020)                                    3,428
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS--6.4%
--------------------------------------------------------------------------------
FNMA, MTN
    6.920%, 03/19/07                        555        629
SLMA (A)
    6.160%, 10/03/22                      5,065      1,779

--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT
    AGENCY OBLIGATIONS
    (COST $2,185)                                    2,408
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CASH EQUIVALENT--2.7%
--------------------------------------------------------------------------------
Blackrock TempCash Fund,
    Institutional Shares              1,021,447      1,021

--------------------------------------------------------------------------------
TOTAL CASH EQUIVALENT
    (COST $1,021)                                    1,021
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOTAL INVESTMENTS--98.7%
    (COST $35,024)                                  37,095
--------------------------------------------------------------------------------


44   TURNER FUNDS 2004 SEMIANNUAL REPORT

                                                                     (Unaudited)
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
TURNER CORE FIXED INCOME FUND

                                                     Value
                                                     (000)
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET--1.3%
--------------------------------------------------------------------------------
Payable due to investment adviser                 $    (12)
Payable due to administrator                            (4)
Other assets and liabilities, net                      513

--------------------------------------------------------------------------------
TOTAL OTHER ASSETS AND LIABILITIES, NET                497
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NET ASSETS:
--------------------------------------------------------------------------------
Portfolio capital of Class I Shares
    (unlimited authorization -- no par value)
    based on 3,603,506 outstanding shares
    of beneficial interest                          35,487
Distributions in excess
    of net investment income                            (2)
Accumulated net realized gain
    on investments                                      36
Net unrealized appreciation
    on investments                                   2,071

--------------------------------------------------------------------------------
TOTAL NET ASSETS--100%                             $37,592
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE--CLASS I SHARES                 $10.43
--------------------------------------------------------------------------------

(A) Zero coupon bond -- the rate reported is the effective yield at time of purchase.
Cl - Class
CMO - Collateralized mortgage obligation
FHLMC - Federal home loan mortgage corporation
FNMA - Federal national mortgage association
GNMA - Government national mortgage association
MTN - Medium term note
REMIC - Real estate mortgage investment conduit
Ser - Series
SLMA - Student loan marketing association
The accompanying notes are an integral part of the financial statements.


                                         TURNER FUNDS 2004 SEMIANNUAL REPORT  45

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
TURNER HIGH YIELD FUND
March 31, 2004

                                    Face Amount      Value
                                          (000)      (000)
--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS--94.1%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--2.3%
--------------------------------------------------------------------------------
Gencorp
    9.500%, 08/15/13                       $130  $     142
Sequa
    9.000%, 08/01/09                        100        112
                                                 ---------
Total Aerospace & defense                              254
                                                 ---------

--------------------------------------------------------------------------------
APPAREL & TEXTILES--0.9%
--------------------------------------------------------------------------------
Phillips Van-Heusen (A)
    7.250%, 02/15/11                        100        103
                                                 ---------
Total Apparel & textiles                               103
                                                 ---------

--------------------------------------------------------------------------------
AUTOMOTIVE & TRUCK PARTS--3.3%
--------------------------------------------------------------------------------
HLI Operating
    10.500%, 06/15/10                        29         33
Sonic Automotive, Ser B
    8.625%, 08/15/13                        115        125
Tenneco Automotive, Ser B
    10.250%, 07/15/13                       180        207
                                                 ---------
Total Automotive & truck parts                         365
                                                 ---------

--------------------------------------------------------------------------------
BROADCASTING, NEWSPAPERS & ADVERTISING--7.6%
--------------------------------------------------------------------------------
Charter Communications Holdings
    10.750%, 10/01/09                       130        114
Mail Well
    9.625%, 03/15/12                        140        154
Mediacom Broadband
    11.000%, 07/15/13                       150        161
Muzak
    10.000%, 02/15/09                       120        124
Vertis, Ser B
    10.875%, 06/15/09                       140        141
Von Hoffman
    10.375%, 05/15/07                       140        140
                                                 ---------
Total Broadcasting,
    newspapers & advertising                           834
                                                 ---------


                                    Face Amount      Value
                                          (000)      (000)
--------------------------------------------------------------------------------
BUILDING & CONSTRUCTION--5.6%
--------------------------------------------------------------------------------
Juno Lighting
    11.875%, 07/01/09                      $100  $     107
Norcraft (A)
    9.000%, 11/01/11                         45         48
Ply Gem Industries (A)
    9.000%, 02/15/12                        170        171
Tech Olympic
    9.000%, 07/01/10                        110        120
WCI Communities
    10.625%, 02/15/11                       150        169
                                                 ---------
Total Building & construction                          615
                                                 ---------

--------------------------------------------------------------------------------
CHEMICAL MANUFACTURING--4.7%
--------------------------------------------------------------------------------
Hercules (A)
    6.750%, 10/15/29                         60         60
Koppers (A)
    9.875%, 10/15/13                         90         99
Kraton Polymers (A)
    8.125%, 01/15/14                         45         48
Nalco (A)
    8.875%, 11/15/13                         75         78
Nova Chemicals (A)
    6.500%, 01/15/12                         85         88
Rhodia (A)#
    8.875%, 06/01/11                         70         59
United Agri Products (A)
    8.250%, 12/15/11                         85         89
                                                 ---------
Total Chemical manufacturing                           521
                                                 ---------

--------------------------------------------------------------------------------
COMMERCIAL SERVICES--4.1%
--------------------------------------------------------------------------------
Coinmach
    9.000%, 02/01/10                        100        106
Geo Group
    8.250%, 07/15/13                        150        158
Great Lakes Dredge & Dock (A)
    7.750%, 12/15/13                         15         15

46   TURNER FUNDS 2004 SEMIANNUAL REPORT

                                                                     (Unaudited)
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
TURNER HIGH YIELD FUND

                                    Face Amount      Value
                                          (000)      (000)
--------------------------------------------------------------------------------
IMCO Recycling
    10.375%, 10/15/10                     $  65  $      70
Service Corp International (A)
    6.750%, 04/01/16                        100        101
                                                 ---------
Total Commercial services                              450
                                                 ---------

--------------------------------------------------------------------------------
CONSUMER PRODUCTS--7.0%
--------------------------------------------------------------------------------
American Achievement (A)
    8.250%, 04/01/12                        100        103
FTD (A)
    7.750%, 02/15/14                        125        125
Jacuzzi Brands
    9.625%, 07/01/10                        140        155
Rayovac
    8.500%, 10/01/13                        130        140
Town Sports International
    9.625%, 04/15/11                        180        190
W.H. Holdings (A)
    9.500%, 04/01/11                         60         63
                                                 ---------
Total Consumer products                                776
                                                 ---------

--------------------------------------------------------------------------------
CONTAINERS & PACKAGING--6.2%
--------------------------------------------------------------------------------
Crown Euro Holdings
    9.500%, 03/01/11                        100        112
Owens-Brockway Glass Container
    8.750%, 11/15/12                        150        163
Portola Packaging (A)#
    8.250%, 02/01/12                        160        141
Solo Cup (A)
    8.500%, 02/15/14                        170        176
Tekni-Plex, Ser B
    12.750%, 06/15/10                        85         89
                                                 ---------
Total Containers & packaging                           681
                                                 ---------

--------------------------------------------------------------------------------
COSMETICS & TOILETRIES--0.9%
--------------------------------------------------------------------------------
Chattem (A)
    7.000%, 03/01/14                        100        100
                                                 ---------
Total Cosmetics & toiletries                           100
                                                 ---------


                                    Face Amount      Value
                                          (000)      (000)
--------------------------------------------------------------------------------
ELECTRICAL PRODUCTS & SERVICES--9.0%
--------------------------------------------------------------------------------
AES
    9.500%, 06/01/09                       $150  $     163
Calpine
    8.750%, 07/15/07                         50         39
CE Generation
    7.416%, 12/15/18                        102        108
General Cable (A)
    9.500%, 11/15/10                         90         99
Integrated Elecrical Services,
    Ser B
    9.375%, 02/01/09                         91         95
NRG Energy (A)
    8.000%, 12/15/13                        130        134
PSE&G Energy Holdings
    8.625%, 02/15/08                         70         75
Sensus Metering Systems (A)
    8.625%, 12/15/13                        130        129
Solectron#
    9.625%, 02/15/09                        140        155
                                                 ---------
Total Electrical products & services                   997
                                                 ---------

--------------------------------------------------------------------------------
ENTERTAINMENT--4.5%
--------------------------------------------------------------------------------
Argosy Gaming
    9.000%, 09/01/11                        100        113
Aztar
    9.000%, 08/15/11                        100        112
Intrawest
    7.500%, 10/15/13                        140        145
Premier Enterprise (A)
    10.750%, 02/01/12                       115        124
                                                 ---------
Total Entertainment                                    494
                                                 ---------

--------------------------------------------------------------------------------
FINANCIAL SERVICES--1.0%
--------------------------------------------------------------------------------
Western Financial
    9.625%, 05/15/12                        100        114
                                                 ---------
Total Financial services                               114
                                                 ---------

                                         TURNER FUNDS 2004 SEMIANNUAL REPORT  47

FINANCIAL STATEMENTS


STATEMENT OF NET ASSETS
TURNER HIGH YIELD FUND

                                    Face Amount      Value
                                          (000)      (000)
--------------------------------------------------------------------------------
FOOD, BEVERAGE & TOBACCO--2.5%
--------------------------------------------------------------------------------
Friendly Ice Cream (A)#
    8.375%, 06/15/12                       $120  $     123
Merisant (A)
    9.500%, 07/15/13                        150        148
                                                 ---------
Total Food, beverage &
    tobacco                                            271
                                                 ---------

--------------------------------------------------------------------------------
GAS/NATURAL GAS--2.0%
--------------------------------------------------------------------------------
Amerigas Partners
    8.875%, 05/20/11                        100        111
Williams
    8.625%, 06/01/10                        100        110
                                                 ---------
Total Gas/natural gas                                  221
                                                 ---------

--------------------------------------------------------------------------------
HOTELS & LODGING--2.5%
--------------------------------------------------------------------------------
Courtyard By Marriott II,
    Ser B
    10.750%, 02/01/08                       160        161
John Q. Hammons Hotels,
    Ser B
    8.875%, 05/15/12                        100        111
                                                 ---------
Total Hotels & lodging                                 272
                                                 ---------

--------------------------------------------------------------------------------
MANUFACTURING--3.8%
--------------------------------------------------------------------------------
Euromax International (A)
    8.500%, 08/15/11                         90         95
J.B. Poindexter (A)
    8.750%, 03/15/14                         90         93
Norcross Safety Products,
    Ser B (A)
    9.875%, 08/15/11                        100        109
Trinity Industries (A)
    6.500%, 03/15/14                        125        125
                                                 ---------
Total Manufacturing                                    422
                                                 ---------


                                    Face Amount      Value
                                          (000)      (000)
--------------------------------------------------------------------------------
MEDICAL PRODUCTS & SERVICES--2.8%
--------------------------------------------------------------------------------
Bio-Rad Laboratories
    7.500%, 08/15/13                       $100  $     110
Fisher Scientific International
    8.125%, 05/01/12                         90        100
Res-Care
    10.625%, 11/15/08                        90         96
                                                 ---------
Total Medical products & services                      306
                                                 ---------

--------------------------------------------------------------------------------
METALS--2.1%
--------------------------------------------------------------------------------
Century Aluminum
    11.750%, 04/15/08                       125        140
Wolverine Tube
    10.500%, 04/01/09                        90         97
                                                 ---------
Total Metals                                           237
                                                 ---------

--------------------------------------------------------------------------------
PETROLEUM & FUEL PRODUCTS--2.6%
--------------------------------------------------------------------------------
Exco Resources (A)
    7.250%, 01/15/11                        125        129
Tom Brown
    7.250%, 09/15/13                        140        153
                                                 ---------
Total Petroleum & fuel products                        282
                                                 ---------

--------------------------------------------------------------------------------
REAL ESTATE--2.6%
--------------------------------------------------------------------------------
CB Richard Ellis Service
    11.250%, 06/15/11                       110        124
LNR Property (A)
    7.250%, 10/15/13                        150        158
                                                 ---------
Total Real estate                                      282
                                                 ---------

--------------------------------------------------------------------------------
RENTAL EQUIPMENT--2.9%
--------------------------------------------------------------------------------
H&E Equipment
    11.125%, 06/15/12                        75         78
Nationsrent (A)
    9.500%, 10/15/10                        120        130
United Rentals (A)
    7.750%, 11/15/13                        120        117
                                                 ---------
Total Rental equipment                                 325
                                                 ---------

48  TURNER FUNDS 2004 SEMIANNUAL REPORT

                                                                     (Unaudited)
--------------------------------------------------------------------------------


STATEMENT OF NET ASSETS
TURNER HIGH YIELD FUND

                                    Face Amount      Value
                                          (000)      (000)
--------------------------------------------------------------------------------
RETAIL--2.5%
--------------------------------------------------------------------------------
General Nutrition Center (A)
    8.500%, 12/01/10                       $140  $     147
Mother's Work
    11.250%, 08/01/10                       120        129
                                                 ---------
Total Retail                                           276
                                                 ---------

--------------------------------------------------------------------------------
STEEL & STEEL PRODUCTS--1.6%
--------------------------------------------------------------------------------
California Steel (A)
    6.125%, 03/15/14                         90         91
Oregon Steel Mills
    10.000%, 07/15/09                        80         80
                                                 ---------
Total Steel & steel products                           171
                                                 ---------

--------------------------------------------------------------------------------
TELEPHONES & TELECOMMUNICATIONS--5.6%
--------------------------------------------------------------------------------
Centennial Communications
    10.125%, 06/15/13                        75         77
Inmarsat (A)
    7.625%, 06/30/12                        110        115
Nextel Communications
    7.375%, 08/01/15                        130        141
Nextel Partners#
    11.000%, 03/15/10                        50         55
Panamsat
    8.500%, 02/01/12                        100        105
Time Warner
    9.750%, 07/15/08                        135        125
                                                 ---------
Total Telephones &
    telecommunications                                 618
                                                 ---------

--------------------------------------------------------------------------------
TRANSPORTATION--2.3%
--------------------------------------------------------------------------------
Bluewater Finance
    10.250%, 02/15/12                       100        104
Ship Finance International (A)
    8.500%, 12/15/13                        150        147
                                                 ---------
Total Transportation                                   251
                                                 ---------


                                    Face Amount      Value
                                   (000)/Shares      (000)
--------------------------------------------------------------------------------
WASTE TREATMENT & DISPOSAL--1.2%
--------------------------------------------------------------------------------
Allied Waste,
    Ser B
    8.500%, 12/01/08                    $   120  $     134
                                                 ---------
Total Waste treatment & disposal                       134
                                                 ---------

--------------------------------------------------------------------------------
TOTAL CORPORATE OBLIGATIONS
    (COST $10,335)                                  10,372
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PREFERRED STOCK--0.9%
--------------------------------------------------------------------------------
Pegasus Satellite PIK*                        3         --
Sinclair Broadcast Group*                 2,005         93

--------------------------------------------------------------------------------
TOTAL PREFERRED STOCK
    (COST $68)                                          93
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR LOANED SECURITIES--4.3%
--------------------------------------------------------------------------------
Boston Global Investment Trust--
    Quality Portfolio                   478,490        479

--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT HELD
    AS COLLATERAL FOR LOANED SECURITIES
    (COST $479)                                        479
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
REPURCHASE AGREEMENT--4.0%
--------------------------------------------------------------------------------
PNC Capital Markets (B)
    0.980%, dated 03/31/04, to
    be repurchased on 04/01/04,
    repurchase price $436,012
    (collateralized by U.S.
    Government obligation,
    total market value $440,000)            436        436

--------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENT
    (COST $436)                                        436
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CASH EQUIVALENT--0.0%
--------------------------------------------------------------------------------
Blackrock TempCash Fund,
    Institutional Shares                    932          1
--------------------------------------------------------------------------------
TOTAL CASH EQUIVALENT
    (COST $1)                                            1
--------------------------------------------------------------------------------

                                         TURNER FUNDS 2004 SEMIANNUAL REPORT  49

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


STATEMENT OF NET ASSETS
TURNER HIGH YIELD FUND

                                                    Value
                                                    (000)
--------------------------------------------------------------------------------
TOTAL INVESTMENTS--103.3%
    (COST $11,319)                                 $11,381
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET--(3.3)%
--------------------------------------------------------------------------------
Obligation to return securities
    lending collateral                                (479)
Payable due to investment adviser                       (4)
Payable due to administrator                            (1)
Other assets and liabilities, net                      124

--------------------------------------------------------------------------------
TOTAL OTHER ASSETS AND LIABILITIES, NET               (360)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NET ASSETS:
--------------------------------------------------------------------------------
Portfolio capital of Class I Shares
    (unlimited authorization -- no par value)
    based on 2,161,254 outstanding shares
    of beneficial interest                          26,133
Undistributed net investment income                      9
Accumulated net realized loss
    on investments                                 (15,183)
Net unrealized appreciation
    on investments                                      62

--------------------------------------------------------------------------------
TOTAL NET ASSETS--100%                             $11,021
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE--CLASS I SHARES                  $5.10
--------------------------------------------------------------------------------

  * Non-income producing security
  # Security fully or partially on loan at March 31, 2004 (see Note 9 in Notes to Financial Statements). The total value of securities on loan at March 31, 2004 was $461,905.
(A) Security sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other "accredited investors".
(B) Tri-party repurchase agreement
PIK - Payment-in-kind
Ser - Series
Amounts designated as "_" are either $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.

50  TURNER FUNDS 2004 SEMIANNUAL REPORT

                                                                     (Unaudited)
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
TURNER ULTRA SHORT DURATION FIXED INCOME FUND
March 31, 2004

                                    Face Amount      Value
                                          (000)      (000)
--------------------------------------------------------------------------------
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS--82.1%
--------------------------------------------------------------------------------
FHLMC
    Pool #184967
    7.750%, 08/01/08                   $    64  $       67
    Pool #E64944
    7.000%, 07/01/11                        491        525
FHLMC CMO/REMIC
    Ser 161, Cl F
    9.500%, 06/15/06                          6          6
    Ser 1106, Cl E
    7.500%, 07/15/06                          6          6
    Ser 1377, Cl F (A)
    1.625%, 09/15/07                        444        445
    Ser 1515, Cl G
    6.500%, 02/15/08                        124        124
    Ser 1544, Cl L (A)
    2.220%, 07/15/08                        256        258
    Ser 1552, Cl HA
    7.000%, 11/15/22                      1,089      1,099
    Ser 1608, Cl GA
    9.000%, 06/15/21                         31         31
    Ser 1832, Cl E
    6.500%, 07/15/10                      3,764      3,840
    Ser 2118, Cl QD
    6.500%, 10/15/27                      2,860      2,909
    Ser 2303, Cl TD
    6.500%, 05/15/30                      4,297      4,369
    Ser 2370, Cl GC
    6.000%, 07/15/27                      2,579      2,581
    Ser 2382, Cl DA
    5.500%, 10/15/30                      7,362      7,638
    Ser 2388, Cl LQ
    6.000%, 04/15/27                        126        126
    Ser 2416, Cl PN
    6.000%, 11/15/28                     10,000     10,320
    Ser 2439, Cl LT
    5.750%, 06/15/25                      2,059      2,067
    Ser 2440, Cl OG
    6.500%, 12/15/30                      9,375      9,679
    Ser 2441, Cl HC
    6.500%, 09/15/28                      2,229      2,236
    Ser 2463, Cl PE
    6.000%, 03/15/28                     20,345     20,767
    Ser 2488, Cl GC
    6.000%, 09/15/28                        249        251


                                    Face Amount      Value
                                          (000)      (000)
--------------------------------------------------------------------------------
    Ser 2496, Cl PJ
    5.000%, 07/15/12                   $  3,696  $   3,727
    Ser 2501, Cl MA
    5.500%, 03/15/12                        882        881
    Ser 2502, Cl FP (A)
    1.740%, 05/15/31                        266        266
    Ser 2517, Cl TL
    4.500%, 04/15/26                      4,498      4,517
    Ser 2520, Cl BD
    5.250%, 10/15/31                      3,418      3,486
    Ser 2527, Cl LT
    3.870%, 12/15/28                      8,533      8,585
    Ser 2527, Cl LU
    3.790%, 12/15/28                     12,952     13,027
    Ser 2537, Cl LA
    4.250%, 05/15/30                      5,165      5,210
    Ser 2543, Cl TA
    4.500%, 02/15/18                      7,757      7,857
    Ser 2545, Cl HA
    5.000%, 04/15/18                      8,775      8,890
    Ser 2575, Cl LM
    4.500%, 05/15/32                      4,063      4,122
    Ser 2586, Cl WA
    4.000%, 12/15/32                      7,879      7,947
    Ser 2586, Cl XG
    4.000%, 12/15/32                     14,053     14,183
    Ser 2590, Cl UL
    3.750%, 03/15/32                      5,046      5,076
    Ser 2594, Cl YA
    4.000%, 04/15/23                      5,285      5,353
    Ser 2615, Cl FC (A)
    2.596%, 05/15/33                      4,000      3,999
    Ser 2641, Cl FB (A)
    2.496%, 07/15/33                      5,000      4,970
    Ser 2649, Cl PJ
    3.500%, 06/15/33                      5,745      5,786
    Ser 2650, Cl FX (A)
    1.490%, 12/15/32                      9,700      9,703
    Ser 2750, Cl FG (A)
    1.490%, 02/15/34                      6,342      6,354
    Ser 2752, Cl FJ (A)
    1.440%, 01/15/18                      5,794      5,800
    Ser 2752, Cl FM (A)
    1.440%, 12/15/30                      4,975      4,974
    Ser 2752, Cl FP (A)
    2.490%, 02/15/34                      5,000      4,998

                                         TURNER FUNDS 2004 SEMIANNUAL REPORT  51

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
TURNER ULTRA SHORT DURATION FIXED INCOME FUND

                                    Face Amount      Value
                                          (000)      (000)
--------------------------------------------------------------------------------
    Ser 2764, Cl FB (A)
    1.450%, 03/15/31                   $  5,000 $    5,003
    Ser 2770, Cl FH (A)
    1.520%, 03/15/34                      5,000      5,003
FNMA
    Pool #190054
    7.000%, 10/01/13                        805        855
    Pool #704214
    7.500%, 12/01/27                      3,451      3,716
FNMA CMO/REMIC
    Ser 1996-32, Cl PM
    6.500%, 04/25/25                      3,040      3,068
    Ser 2001-28, Cl A
    6.000%, 02/25/29                      1,756      1,768
    Ser 2001-4, Cl PB
    7.000%, 04/25/20                     11,059     11,322
    Ser 2001-68, Cl A
    6.000%, 07/25/29                      2,751      2,772
    Ser 2002-67, Cl AM
    5.000%, 11/25/15                      5,278      5,431
    Ser 2002-70, Cl QL
    4.500%, 12/25/17                      3,983      3,992
    Ser 2002-82, Cl PC
    6.000%, 02/25/29                     12,935     13,637
    Ser 2002-9, Cl PB
    6.000%, 11/25/14                      1,006      1,019
    Ser 2003-119, Cl PU
    4.000%, 11/25/33                      6,565      6,619
    Ser 2003-33, Cl AM
    4.250%, 05/25/33                      2,876      2,910
    Ser 2003-33, Cl AU
    4.000%, 03/25/33                      4,653      4,692
    Ser 2003-33, Cl PC
    4.500%, 03/25/27                      3,000      3,039
    Ser 2003-34, Cl AD
    4.000%, 01/25/32                      3,537      3,563
    Ser 2003-34, Cl FX (A)
    2.396%, 05/25/33                      5,620      5,595
    Ser 2003-46, Cl PA
    4.000%, 06/25/10                     10,072     10,212
    Ser 2003-69, Cl NF (A)
    2.596%, 07/25/33                      4,493      4,480
    Ser 2003-9, Cl WB
    4.500%, 03/25/09                      2,462      2,482
    Ser 2003-95, Cl DB
    6.000%, 10/25/33                      4,799      4,835

                                    Face Amount      Value
                                          (000)      (000)
--------------------------------------------------------------------------------
GNMA ARM
    Pool #8103 (A)
    4.375%, 02/20/16                  $      91 $       93
    Pool #8287 (A)
    4.625%, 11/20/17                        101        104
    Pool #8297 (A)
    4.625%, 12/20/17                        160        164
    Pool #8321 (A)
    4.375%, 02/20/18                        397        407
    Pool #8333 (A)
    4.375%, 03/20/18                        254        261
    Pool #8345 (A)
    4.375%, 04/20/18                        138        141
    Pool #8366 (A)
    4.375%, 06/20/18                        156        159
    Pool #8404 (A)
    4.750%, 09/20/18                          9         10
    Pool #8405 (A)
    4.750%, 09/20/18                         95         98
    Pool #8462 (A)
    4.375%, 02/20/19                         15         15
    Pool #8489 (A)
    4.375%, 04/20/19                        166        170
GNMA CMO/REMIC
    Ser 2002-58, Cl FA (A)
    1.390%, 02/17/30                        447        448
    Ser 2003-34, Cl PM
    4.000%, 04/20/33                     15,922     16,172

--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT MORTGAGE-
    BACKED OBLIGATIONS
    (COST $329,220)                                333,310
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS--2.3%
--------------------------------------------------------------------------------
FHLMC, MTN (B)
    2.125%, 06/16/10                      2,500      2,501
FNMA (A)
    1.370%, 02/24/06                      2,950      2,950
SLMA
    Ser 2003-A, Cl A2 (A)
    1.550%, 09/16/20                      3,700      3,762

--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
    (COST $9,212)                                    9,213
--------------------------------------------------------------------------------

52  TURNER FUNDS 2004 SEMIANNUAL REPORT

                                                                     (Unaudited)
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
TURNER ULTRA SHORT DURATION FIXED INCOME FUND

                                    Face Amount      Value
                                   (000)/Shares      (000)
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--1.6%
--------------------------------------------------------------------------------
AUTOMOTIVE--1.0%
--------------------------------------------------------------------------------
Americredit Automobile Receivables Trust,
    Ser 2000-D, Cl A4 (A)
    1.310%, 09/12/07                 $      318  $     318
    Ser 2001-A, Cl A4 (A)
    1.340%, 12/12/07                      3,813      3,817
                                                 ---------
Total Automotive                                     4,135
                                                 ---------

--------------------------------------------------------------------------------
CREDIT CARDS--0.5%
--------------------------------------------------------------------------------
Saks Credit Card Master Trust,
    Ser 2001-2, Cl A (A)
    1.330%, 12/15/09                      2,000      2,009
                                                 ---------
Total Credit cards                                   2,009
                                                 ---------

--------------------------------------------------------------------------------
MORTGAGE RELATED--0.1%
--------------------------------------------------------------------------------
Goldman Sachs Mortgage Securities II,
    Ser 1998-C1, Cl A1
    6.060%, 10/18/30                        473        494
                                                 ---------
Total Mortgage related                                 494
                                                 ---------

--------------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
    (COST $6,615)                                    6,638
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
REPURCHASE AGREEMENT--15.4%
--------------------------------------------------------------------------------
PNC Capital Markets (C)
    0.980%, dated 03/31/04, to
    be repurchased on 04/01/04,
    repurchase price $62,681,706
    (collateralized by U.S. Government
    obligations, total market
    value $62,800,000)                   62,680     62,680

--------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENT
    (COST $62,680)                                  62,680
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CASH EQUIVALENT--0.0%
--------------------------------------------------------------------------------
Blackrock FedFund,
    Institutional Shares                    817          1

--------------------------------------------------------------------------------
TOTAL CASH EQUIVALENT
    (COST $1)                                            1
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOTAL INVESTMENTS--101.4%
    (COST $407,728)                                411,842
--------------------------------------------------------------------------------


                                                   Value
                                                   (000)
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET--(1.4)%
--------------------------------------------------------------------------------
Payable due to investment adviser              $       (46)
Payable due to administrator                           (48)
Payable due to trustees                                 (4)
Payable due to shareholder servicing agent              (2)
Other assets and liabilities, net                   (5,768)

--------------------------------------------------------------------------------
TOTAL OTHER ASSETS AND LIABILITIES, NET             (5,868)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NET ASSETS:
--------------------------------------------------------------------------------
Portfolio capital of Class I Shares
    (unlimited authorization -- no par value)
    based on 39,312,275 outstanding shares
    of beneficial interest                         402,584
Portfolio capital of Class II Shares
    (unlimited authorization -- no par value)
    based on 636,374 outstanding shares
    of beneficial interest                           6,453
Distributions in excess
    of net investment income                          (154)
Accumulated net realized loss
    on investments                                  (7,023)
Net unrealized appreciation
    on investments                                   4,114

--------------------------------------------------------------------------------
TOTAL NET ASSETS--100%                             $405,974
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE--CLASS I SHARES
    ($399,481,432 / 39,312,275 SHARES)                 $10.16
--------------------------------------------------------------------------------

NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE--CLASS II SHARES
    ($6,492,957 / 636,374 SHARE)                       $10.20
--------------------------------------------------------------------------------

(A) Variable rate security -- the rate reflected was the rate in effect on March 31, 2004.
(B) Delayed interest (step-bonds) -- the interest rate disclosed represents the effective yield at time of purchase.
(C) Tri-party repurchase agreement
ARM - Adjustable rate mortgage
Cl - Class
CMO - Collateralized mortgage obligation
FHLMC - Federal home loan mortgage corporation
FNMA - Federal national mortgage association
GNMA - Government national mortgage association
MTN - Medium term note
REMIC - Real estate mortgage investment conduit
Ser - Series
SLMA - Student loan marketing association
The accompanying notes are an integral part of the financial statements.

                                         TURNER FUNDS 2004 SEMIANNUAL REPORT  53

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


STATEMENT OF NET ASSETS
TURNER SHORT DURATION FIXED INCOME FUND
March 31, 2004

                                    Face Amount      Value
                                          (000)      (000)
--------------------------------------------------------------------------------
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS--72.2%
--------------------------------------------------------------------------------
FHLMC
    Pool #C66916
    7.000%, 05/01/32                    $   814  $     863
    Pool #D94598
    6.500%, 04/01/21                        476        501
    Pool #E97227
    7.000%, 09/01/14                      1,071      1,144
    Pool #G10288
    6.000%, 09/01/09                         96        100
    Pool #G10446
    6.500%, 02/01/11                        147        157
    Pool #G30085
    7.500%, 10/01/17                        565        610
    Pool #M90771
    5.000%, 12/01/07                      2,040      2,092
FHLMC CMO/REMIC
    Ser 161, Cl F
    9.500%, 06/15/06                        153        153
    Ser 1093, Cl F
    7.500%, 06/15/06                         42         42
    Ser 1515, Cl G
    6.500%, 02/15/08                        272        274
    Ser 1538, Cl J
    6.500%, 06/15/08                        160        173
    Ser 2395, Cl GX
    6.000%, 04/15/29                        200        200
    Ser 2416, Cl PN
    6.000%, 11/15/28                     10,000     10,320
    Ser 2502, Cl CA
    4.250%, 12/15/12                        685        690
    Ser 2502, Cl FP (A)
    1.740%, 05/15/31                        199        199
    Ser 2509, Cl EA
    4.000%, 12/15/12                      2,152      2,172
    Ser 2510, Cl TA
    4.000%, 06/15/32                      2,577      2,601
    Ser 2515, Cl ED
    5.000%, 03/15/17                      5,774      5,956


                                    Face Amount      Value
                                          (000)      (000)
--------------------------------------------------------------------------------
    Ser 2537, Cl LA
    4.250%, 05/15/30                     $5,113 $    5,158
    Ser 2541, Cl MC
    6.000%, 01/15/29                      3,461      3,605
    Ser 2543, Cl YJ
    4.500%, 03/15/32                      4,125      4,186
    Ser 2552, Cl NH
    4.500%, 04/15/21                      4,275      4,340
    Ser 2566, Cl LM
    4.500%, 04/15/32                      2,993      3,036
    Ser 2575, Cl QP
    4.500%, 11/15/31                      4,361      4,420
    Ser 2581, Cl PW
    3.000%, 04/15/16                      3,000      3,003
    Ser 2583, Cl ND
    4.250%, 12/15/10                      2,856      2,890
    Ser 2586, Cl XG
    4.000%, 12/15/32                      3,513      3,546
    Ser 2590, Cl QY
    3.750%, 04/15/28                      2,655      2,716
    Ser 2590, Cl UL
    3.750%, 03/15/32                      6,340      6,377
    Ser 2596, Cl QE
    4.000%, 03/15/33                      3,741      3,789
    Ser 2649, Cl PJ
    3.500%, 06/15/33                      3,450      3,475
FNMA
    Pool #190054
    7.000%, 10/01/13                      1,547      1,642
    Pool #250477
    6.000%, 01/01/11                         80         84
    Pool #303096
    7.500%, 12/01/09                        221        237
    Pool #313429
    7.000%, 03/01/12                        609        651
    Pool #323441
    7.000%, 12/01/13                      1,071      1,146
    Pool #334593
    7.000%, 05/01/24                         37         39
    Pool #535560
    7.000%, 08/01/14                      9,358     10,016


54  TURNER FUNDS 2004 SEMIANNUAL REPORT

                                                                     (Unaudited)
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
TURNER SHORT DURATION FIXED INCOME FUND

                                    Face Amount      Value
                                          (000)      (000)
--------------------------------------------------------------------------------
    Pool #6222
    9.000%, 04/01/16                   $     80 $       88
    Pool #647567
    6.000%, 06/01/17                      1,036      1,092
    Pool #704214
    7.500%, 12/01/27                      1,954      2,104
    Pool #8245
    8.000%, 12/01/08                        127        136
FNMA CMO/REMIC
    Ser 1991-133, Cl Z
    8.000%, 09/25/06                        317        331
    Ser 1991-72, Cl G
    8.000%, 07/25/06                         35         37
    Ser 1994-27, Cl PJ
    6.500%, 06/25/23                        689        716
    Ser 1997-81, Cl PC
    5.000%, 04/18/27                        772        784
    Ser 1999-15, Cl PC
    6.000%, 09/25/18                        127        132
    Ser 2001-28, Cl A
    6.000%, 02/25/29                        842        848
    Ser 2001-6, Cl AD
    5.750%, 11/25/28                        318        319
    Ser 2001-68, Cl JL
    5.500%, 05/25/23                      7,000      7,199
    Ser 2002-36, Cl HP
    6.500%, 12/25/29                        260        261
    Ser 2002-60, Cl F1 (A)
    1.490%, 06/25/32                      2,147      2,150
    Ser 2002-71, Cl AP
    5.000%, 11/25/32                      3,986      4,074
    Ser 2002-72, Cl A
    5.000%, 10/25/15                      1,721      1,752
    Ser 2003-119, Cl PU
    4.000%, 11/25/33                      2,814      2,837
    Ser 2003-30, Cl MB
    4.000%, 06/25/27                      3,000      3,048
    Ser 2003-33, Cl PC
    4.500%, 03/25/27                      7,000      7,090
    Ser 2003-34, Cl GJ
    4.000%, 02/25/33                      8,481      8,485


                                    Face Amount      Value
                                          (000)      (000)
--------------------------------------------------------------------------------
    Ser 2003-42, Cl CA
    4.000%, 05/25/33                     $3,075 $    3,112
    Ser 2003-7, Cl PA
    4.500%, 03/25/20                      1,911      1,945
GNMA
    Pool #2707
    5.500%, 01/20/14                         26         28
    Pool #2802
    5.500%, 07/20/14                         23         24
    Pool #2843
    5.500%, 11/20/14                        425        445
    Pool #344233
    8.000%, 02/15/23                        285        314
    Pool #345123
    8.000%, 12/15/23                        447        493
    Pool #351122
    6.500%, 07/15/08                         94        100
    Pool #357343
    6.500%, 10/15/08                         45         48
    Pool #462486
    6.500%, 01/15/13                        132        142
    Pool #569337
    6.500%, 04/15/22                        153        163
    Pool #578189
    6.000%, 02/15/32                         93         97
    Pool #68224
    8.000%, 06/15/12                        213        232
    Pool #780322
    8.000%, 11/15/22                        298        329
    Pool #780327
    8.000%, 11/15/17                        140        154
    Pool #814
    8.000%, 08/20/17                        318        347
    Pool #8426 (A)
    4.625%, 11/20/18                         57         59
GNMA CMO/REMIC
    Ser 2002-13, Cl A
    6.000%, 10/16/30                      1,490      1,522
    Ser 2002-17, Cl A
    6.000%, 08/20/25                         19         19

                                         TURNER FUNDS 2004 SEMIANNUAL REPORT  55

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
TURNER SHORT DURATION FIXED INCOME FUND

                                    Face Amount      Value
                                          (000)      (000)
--------------------------------------------------------------------------------
    Ser 2002-58, Cl FA (A)
    1.390%, 02/17/30                    $   224  $     224
    Ser 2002-72, Cl AB
    4.500%, 10/20/32                      3,708      3,763

--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT MORTGAGE-
    BACKED OBLIGATIONS
    (COST $147,772)                                149,646
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS--7.0%
--------------------------------------------------------------------------------
FHLMC
    2.400%, 03/29/07                      4,125      4,140
FHLMC, MTN
    4.000%, 11/17/08                      1,000      1,018
    3.850%, 02/25/09                      2,890      2,919
    2.125%, 06/16/10 (B)                  2,500      2,501
FNMA
    2.625%, 01/19/07                      2,000      2,006
    1.370%, 02/24/06                      2,000      2,000

--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT
    AGENCY OBLIGATIONS
    (COST $14,518)                                  14,584
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS--6.7%
--------------------------------------------------------------------------------
CHEMICAL MANUFACTURING--1.5%
--------------------------------------------------------------------------------
Dow Chemical
    5.250%, 05/14/04                      3,015      3,027
                                                 ---------
Total Chemical manufacturing                         3,027
                                                 ---------

--------------------------------------------------------------------------------
ELECTRICAL PRODUCTS & SERVICES--1.1%
--------------------------------------------------------------------------------
Honeywell International
    7.000%, 03/15/07                      2,000      2,258
                                                 ---------
Total Electrical
    products & services                              2,258
                                                 ---------


                                    Face Amount      Value
                                          (000)      (000)
--------------------------------------------------------------------------------
FINANCIAL SERVICES--0.8%
--------------------------------------------------------------------------------
Credit Suisse First Boston
    4.625%, 01/15/08                     $1,500  $   1,589
                                                 ---------
Total Financial services                             1,589
                                                 ---------

--------------------------------------------------------------------------------
LEASING & RENTALS--1.4%
--------------------------------------------------------------------------------
International Lease Financing
    5.625%, 06/01/07                      2,650      2,890
                                                 ---------
Total Leasing & rentals                              2,890
                                                 ---------

--------------------------------------------------------------------------------
PAINT, COATING & ADHESIVE
    MANUFACTURING--0.1%
--------------------------------------------------------------------------------
Sherwin-Williams
    6.850%, 02/01/07                        240        268
                                                 ---------
Total Paint, coating &
    adhesive manufacturing                             268
                                                 ---------

--------------------------------------------------------------------------------
UTILITIES--1.8%
--------------------------------------------------------------------------------
National Rural Utilities
    6.000%, 05/15/06                      3,500      3,783
                                                 ---------
Total Utilities                                      3,783
                                                 ---------

--------------------------------------------------------------------------------
TOTAL CORPORATE OBLIGATIONS
    (COST $13,699)                                  13,815
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--5.4%
--------------------------------------------------------------------------------
AUTOMOTIVE--0.6%
--------------------------------------------------------------------------------
Americredit Automobile
    Receivables Trust,
    Ser 2001-A, Cl A4 (A)
    1.340%, 12/12/07                      1,315      1,316
                                                 ---------
Total Automotive                                     1,316
                                                 ---------

--------------------------------------------------------------------------------
CREDIT CARDS--2.0%
--------------------------------------------------------------------------------
Citibank Credit Card Issuance Trust,
    Ser 2001-A6, Cl A6
    5.650%, 06/16/08                      1,875      2,022


56  TURNER FUNDS 2004 SEMIANNUAL REPORT

                                                                     (Unaudited)
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
TURNER SHORT DURATION FIXED INCOME FUND

                                    Face Amount      Value
                                          (000)      (000)
--------------------------------------------------------------------------------
Discover Card Master Trust I,
    Ser 2000-9, Cl A
    6.350%, 07/15/08                    $   150   $    162
Saks Credit Card Master Trust,
    Ser 2001-2, Cl A (A)
    1.330%, 12/15/09                      2,000      2,010
                                                 ---------
Total Credit cards                                   4,194
                                                 ---------
--------------------------------------------------------------------------------
MORTGAGE RELATED--1.7%
--------------------------------------------------------------------------------
Goldman Sachs
    Mortgage Securities II,
    Ser 1998-C1, Cl A1
    6.060%, 10/18/30                        507        529
Morgan Stanley Capital I,
    Ser 1998-XL1, Cl A2
    6.450%, 06/03/30                      2,865      3,012
                                                 ---------
Total Mortgage related                               3,541
                                                 ---------

--------------------------------------------------------------------------------
OTHER--1.1%
--------------------------------------------------------------------------------
PECO Energy Transition Trust,
    Ser 1999-A, Cl A6
    6.050%, 03/01/09                        125        136
    Ser 1999-A, Cl A7
    6.130%, 03/01/09                      1,875      2,102
                                                 ---------
Total Other                                          2,238
                                                 ---------

--------------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
    (COST $10,892)                                  11,289
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATION--2.3%
--------------------------------------------------------------------------------
U.S. Treasury Notes
    4.000%, 02/15/14                      4,600      4,660

--------------------------------------------------------------------------------
TOTAL U.S. TREASURY OBLIGATION
    (COST $4,683)                                    4,660
--------------------------------------------------------------------------------


                                    Face Amount      Value
                                          (000)      (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT--6.3%
--------------------------------------------------------------------------------
PNC Capital Markets (C)
    0.980%, dated 03/31/04, to
    be repurchased on 04/01/04,
    repurchase price $13,066,356
    (collateralized by U.S.
    Government obligation, total
    market value $13,110,000)           $13,066  $  13,066

--------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENT
    (COST $13,066)                                  13,066
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOTAL INVESTMENTS--99.9%
    (COST $204,630)                                207,060
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET--0.1%
--------------------------------------------------------------------------------
Payable due to investment adviser                      (19)
Payable due to administrator                           (25)
Payable due to shareholder servicing agent              (1)
Payable due to trustees                                 (2)
Other assets and liabilities, net                      318

--------------------------------------------------------------------------------
TOTAL OTHER ASSETS AND LIABILITIES, NET                271
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NET ASSETS:
--------------------------------------------------------------------------------
Portfolio capital of Class I Shares
    (unlimited authorization -- no par value)
    based on 20,137,537 outstanding shares
    of beneficial interest                         204,013
Portfolio capital of Class II Shares
    (unlimited authorization -- no par value)
    based on 302,261 outstanding shares
    of beneficial interest                           2,767
Distributions in excess of net
     investment income                                  (7)
Accumulated net realized loss
    on investments                                  (1,872)
Net unrealized appreciation
    on investments                                   2,430

--------------------------------------------------------------------------------
TOTAL NET ASSETS--100%                            $207,331
--------------------------------------------------------------------------------

                                         TURNER FUNDS 2004 SEMIANNUAL REPORT  57

FINANCIAL STATEMENTS                                                 (Unaudited)
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
TURNER SHORT DURATION FIXED INCOME FUND

                                                    Value
--------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE--CLASS I SHARES
    ($204,275,519 / 20,137,537 SHARES)              $10.14
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE--CLASS II SHARES
    ($3,055,859 / 302,261 SHARES)                   $10.11

(A) The rate reflected was the rate in effect on March 31, 2004.
(B) Delayed interest (step-bonds) - the interest rate disclosed represents the effective yield at time of purchase.
(C) Tri-party repurchase agreement
Cl - Class
CMO - Collateralized mortgage obligation
FHLMC - Federal home loan mortgage corporation
FNMA - Federal national mortgage association
GNMA - Government national mortgage association
MTN - Medium term note
REMIC - Real estate mortgage investment conduit
Ser - Series
The accompanying notes are an integral part of the financial statements.

58  TURNER FUNDS 2004 SEMIANNUAL REPORT

                                                                     (Unaudited)
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES (000)

                                                                    Turner
                                                                Small Cap Value
                                                                 Opportunities
                                                                     Fund
--------------------------------------------------------------------------------
                                                                   03/31/04
--------------------------------------------------------------------------------
    Assets:
--------------------------------------------------------------------------------
    Investment securities at cost                                   $18,266
================================================================================
    Investment securities at value                                  $20,672
    Receivable for capital shares sold                                1,469
    Receivable for investment securities sold                           750
    Receivable for dividend and interest income                          10
--------------------------------------------------------------------------------
       Total assets                                                  22,901
================================================================================
Liabilities:
    Obligation to return securities lending collateral                1,566
    Payable for investment securities purchased                         356
    Payable for capital shares redeemed                                  22
    Payable due to investment adviser                                    11
    Payable due to distributor(1)                                         5
    Payable due to administrator                                          3
    Accrued expenses                                                      4
--------------------------------------------------------------------------------
       Total liabilities                                              1,967
--------------------------------------------------------------------------------
         Total net assets                                           $20,934
================================================================================
Net assets:
    Portfolio capital, Class II Shares                              $17,181
    Accumulated net investment loss                                     (33)
    Accumulated net realized gain on investments                      1,380
    Net unrealized appreciation on investments                        2,406
--------------------------------------------------------------------------------
       Total net assets                                             $20,934
--------------------------------------------------------------------------------
Outstanding shares of beneficial interest:(2)
    Class II Shares(3)                                            1,311,230
--------------------------------------------------------------------------------
Net asset value, offering and redemption
    price per share, Class II Shares                               $  15.96
================================================================================

(1) Attributable to Class II Shares only.
(2) Unlimited authorization -- no par value.
(3) Shares have not been rounded.

The accompanying notes are an integral part of the financial statements.

                                          TURNER FUNDS 2004 SEMIANNUAL REPORT 59

FINANCIAL STATEMENTS                                                 (Unaudited)
--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS (000)

                                                                                         Turner
                                                                                        Small Cap         Turner         Turner
                                           Turner         Turner          Turner          Value         Financial    Healthcare &
                                          Large Cap     Core Value       Small Cap    Opportunities      Services     Biotechnology
                                         Value Fund        Fund         Value Fund         Fund            Fund           Fund
------------------------------------------------------------------------------------------------------------------------------------
                                        10/1/03 thru   10/1/03 thru    10/1/03 thru   10/1/03 thru     10/1/03 thru   10/1/03 thru
                                           3/31/04        3/31/04         3/31/04        3/31/04          3/31/04        3/31/04
------------------------------------------------------------------------------------------------------------------------------------
Investment Income:
    Dividend                                $ 55         $  400         $  3,082         $  100          $  109          $   53
    Interest                                  --             --                6             --              --              --
    Securities lending                         1              3              173              1               1               1
    Foreign taxes withheld                    (1)            (3)              --             (1)             --              --
------------------------------------------------------------------------------------------------------------------------------------
       Total Investment Income                55            400            3,261            100             110              54
------------------------------------------------------------------------------------------------------------------------------------
Expenses:
    Investment advisory fees                  21            199            2,009             87              94              83
    Administrator fees                         4             38              331             13              12              12
    Distribution fees(1)                      --             --               --             23              --              --
    Shareholder service fees(1)               --             --               --             --              --              21
    Transfer agent fees                       13             32              329             21              22              25
    Printing fees                              1              7               61              1               2               2
    Professional fees                          1              7               56              1               2               2
    Custodian fees                             3              5               31             13               4               4
    Registration fees                         --              4               36             --               1               1
    Trustees' fees                            --              1                9             --              --               1
    Insurance and other fees                   1              1               10             --               1              --
------------------------------------------------------------------------------------------------------------------------------------
       Total expenses                         44            294            2,872            159             138             151
    Less:
         Investment advisory
            fees waived                       (8)            --               --            (26)            (10)             (5)
         Reimbursements
            from adviser                      --             --               --             --              --              --
------------------------------------------------------------------------------------------------------------------------------------
       Net expenses                           36            294            2,872            133             128             146
------------------------------------------------------------------------------------------------------------------------------------
          Net investment
             income (loss)                    19            106              389            (33)            (18)            (92)
------------------------------------------------------------------------------------------------------------------------------------
    Net realized gain (loss) from
       securities sold                       252          3,705           37,115          1,550           1,730           1,432
    Net unrealized appreciation
       (depreciation) of investment
       securities                            495          5,563           63,745          2,052           1,158           1,013
------------------------------------------------------------------------------------------------------------------------------------
    Net realized and
       unrealized gain
       on investments                        747          9,268          100,860          3,602           2,888           2,445
------------------------------------------------------------------------------------------------------------------------------------
    Net increase in net
       assets resulting
       from operations                      $766         $9,374         $101,249         $3,569          $2,870          $2,353
====================================================================================================================================


                                                           Turner
                                           Turner      Strategic Value      Turner                    Turner Ultra      Turner
                                         Tax Managed       and High       Core Fixed      Turner     Short Duration Short Duration
                                         U.S. Equity        Income          Income      High Yield    Fixed Income   Fixed Income
                                            Fund            Fund             Fund          Fund           Fund           Fund
------------------------------------------------------------------------------------------------------------------------------------
                                        10/1/03 thru    10/1/03 thru     10/1/03 thru  10/1/03 thru   10/1/03 thru   10/1/03 thru
                                           3/31/04         3/31/04          3/31/04       3/31/04        3/31/04        3/31/04
------------------------------------------------------------------------------------------------------------------------------------
Investment Income:
    Dividend                                $ 27            $110*           $    4         $   4         $   67         $   25
    Interest                                  --              --               950           465          5,006          3,057
    Securities lending                         1              --                 4             3              3             --
    Foreign taxes withheld                    --              --                --            --             --             --
------------------------------------------------------------------------------------------------------------------------------------
       Total Investment Income                28             110               958           472          5,076          3,082
------------------------------------------------------------------------------------------------------------------------------------
Expenses:
    Investment advisory fees                  22               3                90            33            540            286
    Administrator fees                         4               4                28             8            303            161
    Distribution fees(1)                      --              --                --            --             --             --
    Shareholder service fees(1)                7              --                --            --              8              3
    Transfer agent fees                       19              17                31            14            282            160
    Printing fees                              1              --                 7             2             85             44
    Professional fees                          1              --                 6             1             78             41
    Custodian fees                             4              --                 5             4             30             19
    Registration fees                         --              --                 4             1             47             25
    Trustees' fees                            --              --                 1            --             11              6
    Insurance and other fees                  --               1                 5             2             14              8
------------------------------------------------------------------------------------------------------------------------------------
       Total expenses                         58              25               177            65          1,398            753
    Less:
         Investment advisory
            fees waived                      (22)             (3)              (17)          (15)          (453)          (252)
         Reimbursements
            from adviser                      --             (15)               --            --             --             --
------------------------------------------------------------------------------------------------------------------------------------
       Net expenses                           36               7               160            50            945            501
------------------------------------------------------------------------------------------------------------------------------------
          Net investment
             income (loss)                    (8)            103               798           422          4,131          2,581
------------------------------------------------------------------------------------------------------------------------------------
    Net realized gain (loss) from
       securities sold                       544             275*              448           625             (1)           457
    Net unrealized appreciation
       (depreciation) of investment
       securities                            223             327*             (354)         (505)           257            (88)
------------------------------------------------------------------------------------------------------------------------------------
    Net realized and
       unrealized gain
       on investments                        767             602                94           120            256            369
------------------------------------------------------------------------------------------------------------------------------------
    Net increase in net
       assets resulting
       from operations                      $759            $705            $  892         $ 542         $4,387         $2,950
====================================================================================================================================


(1) Attributable to Class II Shares only.

* Dividend income, net realized gain from securities sold and net unrealized appreciation of investment securities are attributable to the underlying investments in affiliated investment companies.

Amounts designated as "--" are either $0 or have been rounded to $0

The accompanying notes are an integral part of the financial statements.


                  60 & 61 TURNER FUNDS 2004 SEMIANNUAL REPORT

FINANCIAL STATEMENTS                                                 (Unaudited)
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS (000)


                                                                           Turner                            Turner
                                                                          Large Cap                        Core Value
                                                                         Value Fund                           Fund
                                                              -------------------------------------------------------------------
                                                                 10/1/03             year           10/1/03           year
                                                                  thru               ended           thru             ended
                                                                 3/31/04           9/30/03          3/31/04         9/30/03
---------------------------------------------------------------------------------------------------------------------------------
Investment activities:
    Net investment income (loss)                                $    19            $    39         $   106         $    189
    Net realized gain (loss) from securities sold                   252               (265)          3,705            2,570
    Net change in unrealized
       appreciation of investments                                  495              1,138           5,563            6,105
---------------------------------------------------------------------------------------------------------------------------------
       Net increase in net assets resulting from operations         766                912           9,374            8,864
---------------------------------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
    Net investment income
       Class I Shares                                               (19)               (39)           (106)            (189)
       Class II Shares                                               --                 --              --               --
    Realized capital gains
       Class I Shares                                                --                 --          (1,697)              --
       Class II Shares                                               --                 --              --               --
    Return of capital
       Class I Shares                                                --                 --              --               --
---------------------------------------------------------------------------------------------------------------------------------
          Total dividends and distributions                         (19)               (39)         (1,803)            (189)
---------------------------------------------------------------------------------------------------------------------------------
Capital share transactions:
Class I Shares
    Proceeds from shares issued                                   2,404                642          12,716           15,143
    Proceeds from shares issued in lieu
       of cash distributions                                         18                 37           1,734              178
    Cost of shares redeemed                                      (1,067)            (1,015)         (9,883)         (20,894)
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
    Class I Shares transactions                                   1,355               (336)          4,567           (5,573)
---------------------------------------------------------------------------------------------------------------------------------
Class II Shares
    Proceeds from shares issued                                      --                 --              --               --
    Proceeds from shares issued in
       lieu of cash distributions                                    --                 --              --               --
    Cost of shares redeemed                                          --                 --              --               --
---------------------------------------------------------------------------------------------------------------------------------
Increase in net assets from
    Class II Shares transactions                                     --                 --              --               --
---------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets
       from capital share transactions                            1,355               (336)          4,567           (5,573)
---------------------------------------------------------------------------------------------------------------------------------
       Total increase (decrease) in net assets                    2,102                537          12,138            3,102
---------------------------------------------------------------------------------------------------------------------------------
Net assets:
    Beginning of year/period                                      4,792              4,255          46,673           43,571
---------------------------------------------------------------------------------------------------------------------------------
    End of year/period                                          $ 6,894            $ 4,792         $58,811         $ 46,673
=================================================================================================================================
Accumulated net investment loss/distributions
     in excess of net investment income                         $    --            $    --         $    --         $     --
=================================================================================================================================
Shares issued and redeemed:
Class I Shares
    Issued                                                          222                 71             793            1,199
    Issued in lieu of cash distributions                              2                  4             114               14
    Redeemed                                                       (100)              (116)           (621)          (1,643)
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in Class I Shares                               124                (41)            286             (430)
---------------------------------------------------------------------------------------------------------------------------------
Class II Shares
    Issued                                                           --                 --              --               --
    Issued in lieu of cash distributions                             --                 --              --               --
    Redeemed                                                         --                 --              --               --
---------------------------------------------------------------------------------------------------------------------------------
Increase in Class II Shares                                          --                 --              --               --
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in shares                                   124                (41)            286             (430)
=================================================================================================================================



                                                                      Turner                           Turner
                                                                     Small Cap                    Small Cap Value
                                                                    Value Fund                   Opportunities Fund
                                                          ---------------------------------------------------------------
                                                              10/1/03           year           10/1/03          year
                                                               thru             ended           thru            ended
                                                              3/31/04          9/30/03         3/31/04         9/30/03
-------------------------------------------------------------------------------------------------------------------------
Investment activities:
    Net investment income (loss)                            $    389        $     352        $    (33)       $    (4)
    Net realized gain (loss) from securities sold             37,115          (43,910)          1,550            129
    Net change in unrealized
       appreciation of investments                            63,745          126,137           2,052            420
-------------------------------------------------------------------------------------------------------------------------
       Net increase in net assets resulting from operation   101,249           82,579           3,569            545
-------------------------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
    Net investment income
       Class I Shares                                           (653)            (315)             --             --
       Class II Shares                                            --               --              --             (1)
    Realized capital gains
       Class I Shares                                             --               --              --             --
       Class II Shares                                            --               --            (224)            --
    Return of capital
       Class I Shares                                             --             (109)             --             --
-------------------------------------------------------------------------------------------------------------------------
          Total dividends and distributions                     (653)            (424)           (224)            (1)
-------------------------------------------------------------------------------------------------------------------------
Capital share transactions:
Class I Shares
    Proceeds from shares issued                              102,658          144,143              --             --
    Proceeds from shares issued in lieu
       of cash distributions                                     593              389              --             --
    Cost of shares redeemed                                  (82,865)        (296,317)             --             --
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
    Class I Shares transactions                               20,386         (151,785)             --             --
-------------------------------------------------------------------------------------------------------------------------
Class II Shares
    Proceeds from shares issued                                   --               --          24,634          5,909
    Proceeds from shares issued in
       lieu of cash distributions                                 --               --             221              1
    Cost of shares redeemed                                       --               --         (13,006)        (1,627)
-------------------------------------------------------------------------------------------------------------------------
Increase in net assets from
    Class II Shares transactions                                  --               --          11,849          4,283
-------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets
       from capital share transactions                        20,386         (151,785)         11,849          4,283
-------------------------------------------------------------------------------------------------------------------------
       Total increase (decrease) in net assets               120,982          (69,630)         15,194          4,827
-------------------------------------------------------------------------------------------------------------------------
Net assets:
    Beginning of year/period                                 394,946          464,576           5,740            913
-------------------------------------------------------------------------------------------------------------------------
    End of year/period                                      $515,928        $ 394,946        $ 20,934        $ 5,740
=========================================================================================================================
Accumulated net investment loss/distributions
     in excess of net investment income                     $   (264)       $      --        $    (33)       $    --
=========================================================================================================================
Shares issued and redeemed:
Class I Shares
    Issued                                                     4,642            8,838              --             --
    Issued in lieu of cash distributions                          26               26              --             --
    Redeemed                                                  (3,707)         (18,889)             --             --
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in Class I Shares                            961          (10,025)             --             --
-------------------------------------------------------------------------------------------------------------------------
Class II Shares
    Issued                                                        --               --           1,690            500
    Issued in lieu of cash distributions                          --               --              16             --
    Redeemed                                                      --               --            (846)          (147)
-------------------------------------------------------------------------------------------------------------------------
Increase in Class II Shares                                       --               --             860            353
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in shares                                961          (10,025)            860            353
=========================================================================================================================


                                                                                                         Turner
                                                                        Turner                        Healthcare &
                                                                       Financial                     Biotechnology
                                                                     Services Fund                        Fund
                                                             ------------------------------------------------------------
                                                                10/1/03          year           10/1/03           year
                                                                 thru            ended           thru             ended
                                                                3/31/04        9/30/03          3/31/04          9/30/03
-------------------------------------------------------------------------------------------------------------------------
Investment activities:
    Net investment income (loss)                               $   (18)        $   (29)        $   (92)        $  (136)
    Net realized gain (loss) from securities sold                1,730           1,106           1,432           1,068
    Net change in unrealized
       appreciation of investments                               1,158           3,052           1,013           1,770
-------------------------------------------------------------------------------------------------------------------------
       Net increase in net assets resulting from operations      2,870           4,129           2,353           2,702
-------------------------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
    Net investment income
       Class I Shares                                               --              --              --              --
       Class II Shares                                              --              --              --              --
    Realized capital gains
       Class I Shares                                           (1,753)           (136)             --              --
       Class II Shares                                              --              --             (14)             --
    Return of capital
       Class I Shares                                               --              --              --              --
-------------------------------------------------------------------------------------------------------------------------
          Total dividends and distributions                     (1,753)           (136)            (14)             --
-------------------------------------------------------------------------------------------------------------------------
Capital share transactions:
Class I Shares
    Proceeds from shares issued                                    973           3,947              --              --
    Proceeds from shares issued in lieu
       of cash distributions                                     1,671             129              --              --
    Cost of shares redeemed                                     (4,023)         (2,909)             --              --
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
    Class I Shares transactions                                 (1,379)          1,167              --              --
-------------------------------------------------------------------------------------------------------------------------
Class II Shares
    Proceeds from shares issued                                     --              --           5,851           6,326
    Proceeds from shares issued in
       lieu of cash distributions                                   --              --              14              --
    Cost of shares redeemed                                         --              --          (3,941)         (3,463)
-------------------------------------------------------------------------------------------------------------------------
Increase in net assets from
    Class II Shares transactions                                    --              --           1,924           2,863
-------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets
       from capital share transactions                          (1,379)          1,167           1,924           2,863
-------------------------------------------------------------------------------------------------------------------------
       Total increase (decrease) in net assets                    (262)          5,160           4,263           5,565
-------------------------------------------------------------------------------------------------------------------------
Net assets:
    Beginning of year/period                                    17,309          12,149          14,853           9,288
-------------------------------------------------------------------------------------------------------------------------
    End of year/period                                         $17,047         $17,309         $19,116         $14,853
=========================================================================================================================
Accumulated net investment loss/distributions
     in excess of net investment income                        $   (18)        $    --         $   (92)        $    --
=========================================================================================================================
Shares issued and redeemed:
Class I Shares
    Issued                                                          67             305              --              --
    Issued in lieu of cash distributions                           123              12              --              --
    Redeemed                                                      (297)           (246)             --              --
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in Class I Shares                             (107)             71              --              --
-------------------------------------------------------------------------------------------------------------------------
Class II Shares
    Issued                                                          --              --             427             592
    Issued in lieu of cash distributions                            --              --               1              --
    Redeemed                                                        --              --            (291)           (331)
-------------------------------------------------------------------------------------------------------------------------
Increase in Class II Shares                                         --              --             137             261
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in shares                                 (107)             71             137             261
=========================================================================================================================



Amounts designated as "--" are either $0 or have been rounded to $0

The accompanying notes are an integral part of the financial statements.


                  62 & 63 TURNER FUNDS 2004 SEMIANNUAL REPORT

FINANCIAL STATEMENTS                                                 (Unaudited)
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS (000)

                                                                           Turner                           Turner
                                                                         Tax Managed                  Strategic Value and
                                                                        U.S. Equity                      High Income
                                                                            Fund                             Fund
                                                                ---------------------------------------------------------------
                                                                  10/1/03           year            10/1/03       10/31/02(1)
                                                                   thru             ended            thru            thru
                                                                  3/31/04          9/30/03          3/31/04         9/30/03
-------------------------------------------------------------------------------------------------------------------------------
Investment activities:
    Net investment income (loss)                                  $   (8)         $   (18)         $   103*         $     4*
    Net realized gain (loss) from securities sold                    544               91              275*              (1)*
    Net change in unrealized appreciation
       (depreciation) of investments                                 223            1,212              327*              22*
-------------------------------------------------------------------------------------------------------------------------------
       Net increase in net assets resulting from operations          759            1,285              705               25
-------------------------------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
    Net investment income
       Class I Shares                                                 --               --             (103)              (4)
       Class II Shares                                                --               --               --               --
    Realized capital gains
       Class I Shares                                                 --               --               (9)              --
       Class II Shares                                                --               --               --               --
-------------------------------------------------------------------------------------------------------------------------------
          Total dividends and distributions                           --               --             (112)              (4)
-------------------------------------------------------------------------------------------------------------------------------
Capital share transactions:
Class I Shares
    Proceeds from shares issued                                       --               --           13,419              912
    Proceeds from shares issued in
       lieu of cash distributions                                     --               --              111                4
    Cost of shares redeemed                                           --               --           (9,601)            (494)
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
    Class I Shares transactions                                       --               --            3,929              422
-------------------------------------------------------------------------------------------------------------------------------
Class II Shares
    Proceeds from shares issued                                      322            1,071               --               --
    Proceeds from shares issued in
       lieu of cash distributions                                     --               --               --               --
    Cost of shares redeemed                                         (828)          (1,575)              --               --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
    Class II Shares transactions                                    (506)            (504)              --               --
-------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets
       from capital share transactions                              (506)            (504)           3,929              422
-------------------------------------------------------------------------------------------------------------------------------
       Total increase (decrease) in net assets                       253              781            4,522              443
-------------------------------------------------------------------------------------------------------------------------------
Net assets:
    Beginning of year/period                                       5,528            4,747              443               --
-------------------------------------------------------------------------------------------------------------------------------
    End of year/period                                            $5,781          $ 5,528          $ 4,965          $   443
===============================================================================================================================
Undistributed net investment income (accumulated
    net investment loss/distributions in excess of net
    investment income)                                            $   (8)         $    --          $    --          $    --
===============================================================================================================================
Shares issued and redeemed:
Class I Shares
    Issued                                                            --               --              979               75
    Issued in lieu of cash distributions                              --               --                8               --
    Redeemed                                                          --               --             (673)             (40)
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in Class I Shares                                 --               --              314               35
-------------------------------------------------------------------------------------------------------------------------------
Class II Shares
    Issued                                                            36              157               --               --
    Issued in lieu of cash distributions                              --               --               --               --
    Redeemed                                                         (95)            (223)              --               --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in Class II Shares                               (59)             (66)              --               --
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in shares                                    (59)             (66)             314               35
===============================================================================================================================



                                                                           Turner Core                        Turner
                                                                          Fixed Income                      High Yield
                                                                              Fund                             Fund
                                                                ----------------------------------------------------------------
                                                                     10/1/03           year           10/1/03          year
                                                                      thru             ended           thru            ended
                                                                     3/31/04         9/30/03          3/31/04        9/30/03
--------------------------------------------------------------------------------------------------------------------------------
Investment activities:
    Net investment income (loss)                                    $    798         $ 1,820          $   422         $  725
    Net realized gain (loss) from securities sold                        448            (236)             625            231
    Net change in unrealized appreciation
       (depreciation) of investments                                    (354)           (114)            (505)           889
--------------------------------------------------------------------------------------------------------------------------------
       Net increase in net assets resulting from operations              892           1,470              542          1,845
--------------------------------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
    Net investment income
       Class I Shares                                                   (838)         (1,934)            (414)          (709)
       Class II Shares                                                    --              --               --             --
    Realized capital gains
       Class I Shares                                                     --            (108)              --             --
       Class II Shares                                                    --              --               --             --
--------------------------------------------------------------------------------------------------------------------------------
          Total dividends and distributions                             (838)         (2,042)            (414)          (709)
--------------------------------------------------------------------------------------------------------------------------------
Capital share transactions:
Class I Shares
    Proceeds from shares issued                                        9,762          28,705            8,842          4,524
    Proceeds from shares issued in
       lieu of cash distributions                                        768           1,908              123             99
    Cost of shares redeemed                                          (16,383)        (29,574)          (7,480)        (5,783)
--------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
    Class I Shares transactions                                       (5,853)          1,039            1,485         (1,160)
--------------------------------------------------------------------------------------------------------------------------------
Class II Shares
    Proceeds from shares issued                                           --              --               --             --
    Proceeds from shares issued in
       lieu of cash distributions                                         --              --               --             --
    Cost of shares redeemed                                               --              --               --             --
--------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
    Class II Shares transactions                                          --              --               --             --
--------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets
       from capital share transactions                                (5,853)          1,039            1,485         (1,160)
--------------------------------------------------------------------------------------------------------------------------------
       Total increase (decrease) in net assets                        (5,799)            467            1,613            (24)
--------------------------------------------------------------------------------------------------------------------------------
Net assets:
    Beginning of year/period                                          43,391          42,924            9,408          9,432
--------------------------------------------------------------------------------------------------------------------------------
    End of year/period                                              $ 37,592        $ 43,391          $11,021        $ 9,408
================================================================================================================================
Undistributed net investment income (accumulated
    net investment loss/distributions in excess of net
    investment income)                                              $     (2)       $     (2)         $     9        $     1
================================================================================================================================
Shares issued and redeemed:
Class I Shares
    Issued                                                               948           2,758            1,723            960
    Issued in lieu of cash distributions                                  75             183               24             21
    Redeemed                                                          (1,592)         (2,836)          (1,459)        (1,226)
--------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in Class I Shares                                   (569)            105              288           (245)
--------------------------------------------------------------------------------------------------------------------------------
Class II Shares
    Issued                                                                --              --               --             --
    Issued in lieu of cash distributions                                  --              --               --             --
    Redeemed                                                              --              --               --             --
--------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in Class II Shares                                    --              --               --             --
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in shares                                       (569)            105              288           (245)
================================================================================================================================



                                                                        Turner Ultra                        Turner
                                                                       Short Duration                   Short Duration
                                                                        Fixed Income                     Fixed Income
                                                                            Fund                             Fund
                                                               -------------------------------------------------------------
                                                                   10/1/03          year           10/1/03           year
                                                                    thru            ended           thru             ended
                                                                   3/31/04         9/30/03         3/31/04         9/30/03
----------------------------------------------------------------------------------------------------------------------------
Investment activities:
    Net investment income (loss)                                  $   4,131       $   4,318       $  2,581       $   4,748
    Net realized gain (loss) from securities sold                        (1)           (232)           457           1,172
    Net change in unrealized appreciation
       (depreciation) of investments                                    257           2,667            (88)           (128)
----------------------------------------------------------------------------------------------------------------------------
       Net increase in net assets resulting from operations           4,387           6,753          2,950           5,792
----------------------------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
    Net investment income
       Class I Shares                                                (4,511)        (10,253)        (2,916)         (6,947)
       Class II Shares                                                  (59)           (172)           (27)           (139)
    Realized capital gains
       Class I Shares                                                    --            (630)            --          (1,892)
       Class II Shares                                                   --             (12)            --             (60)
----------------------------------------------------------------------------------------------------------------------------
          Total dividends and distributions                          (4,570)        (11,067)        (2,943)         (9,038)
----------------------------------------------------------------------------------------------------------------------------
Capital share transactions:
Class I Shares
    Proceeds from shares issued                                      80,107         432,951         23,910         148,936
    Proceeds from shares issued in
       lieu of cash distributions                                     4,357          10,488          2,877           8,702
    Cost of shares redeemed                                        (147,368)       (446,668)       (75,289)       (165,718)
----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
    Class I Shares transactions                                     (62,904)         (3,229)       (48,502)         (8,080)
----------------------------------------------------------------------------------------------------------------------------
Class II Shares
    Proceeds from shares issued                                       1,957          19,631          5,041           5,134
    Proceeds from shares issued in
       lieu of cash distributions                                        49             149             26             194
    Cost of shares redeemed                                          (1,476)        (22,615)        (4,259)        (11,350)
----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
    Class II Shares transactions                                        530          (2,835)           808          (6,022)
----------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets
       from capital share transactions                              (62,374)         (6,064)       (47,694)        (14,102)
----------------------------------------------------------------------------------------------------------------------------
       Total increase (decrease) in net assets                      (62,557)        (10,378)       (47,687)        (17,348)
----------------------------------------------------------------------------------------------------------------------------
Net assets:
    Beginning of year/period                                        468,531         478,909        255,018         272,366
----------------------------------------------------------------------------------------------------------------------------
    End of year/period                                            $ 405,974       $ 468,531       $207,331       $ 255,018
============================================================================================================================
Undistributed net investment income (accumulated
    net investment loss/distributions in excess of net
    investment income)                                            $    (154)      $    (185)      $     (7)      $     (22)
============================================================================================================================
Shares issued and redeemed:
Class I Shares
    Issued                                                            7,884          42,479          2,366          14,645
    Issued in lieu of cash distributions                                429           1,031            285             857
    Redeemed                                                        (14,503)        (43,959)        (7,448)        (16,343)
----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in Class I Shares                                (6,190)           (449)        (4,797)           (841)
----------------------------------------------------------------------------------------------------------------------------
Class II Shares
    Issued                                                              192           1,914            500             508
    Issued in lieu of cash distributions                                  5              15              3              19
    Redeemed                                                           (145)         (2,210)          (423)         (1,124)
----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in Class II Shares                                   52            (281)            80            (597)
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in shares                                    (6,138)           (730)        (4,717)         (1,438)
============================================================================================================================


* Dividend income, net realized gain (loss) from securities sold and net unrealized appreciation of investments are attributable to the underlying investments in affiliated investment companies.

(1) Commencement of operations.

Amounts designated as "--" are either $0 or have been rounded to $0

The accompanying notes are an integral part of the financial statements.

                  64 & 65 TURNER FUNDS 2004 SEMIANNUAL REPORT

FINANCIAL STATEMENTS                                                 (Unaudited)
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                    Realized and
                 Net asset             Net           unrealized               Dividends        Distributions
                  value,           investment           gains                 from net             from             Net asset
                 beginning           income          (losses) on             investment           capital          value, end
                 of period           (loss)          investments               income              gains            of period
-----------------------------------------------------------------------------------------------------------------------------------
Turner Large Cap Value Fund -- Class I Shares
-----------------------------------------------------------------------------------------------------------------------------------
2004*              $ 9.56               0.03             1.48                  (0.03)                  --             $11.04
2003               $ 7.86               0.08             1.70                  (0.08)                  --             $ 9.56
2002               $ 9.89               0.10            (2.03)                 (0.10)                  --             $ 7.86
2001 (1)           $12.44               0.11            (1.93)                 (0.11)               (0.62)            $ 9.89
2000               $11.43               0.08             2.06                  (0.09)               (1.04)            $12.44
1999               $ 9.21               0.13             2.27                  (0.13)               (0.05)            $11.43
-----------------------------------------------------------------------------------------------------------------------------------
Turner Core Value Fund -- Class I Shares
-----------------------------------------------------------------------------------------------------------------------------------
2004*              $14.18               0.03             2.77                  (0.03)               (0.51)            $16.44
2003 (2)           $11.71               0.05             2.47                  (0.05)                  --             $14.18
2002               $14.85               0.08            (0.61)                 (0.08)               (2.53)            $11.71
2001 (3)           $14.23               0.05             0.59                  (0.02)                  --             $14.85
2000               $15.92               0.05             1.79                  (0.07)               (3.46)            $14.23
1999               $15.85               0.21             0.74                  (0.21)               (0.67)            $15.92
-----------------------------------------------------------------------------------------------------------------------------------
Turner Small Cap Value Fund -- Class I Shares
-----------------------------------------------------------------------------------------------------------------------------------
2004*              $19.23               0.02             4.78                  (0.03)                  --             $24.00
2003               $15.20               0.01             4.04                  (0.02)(4)               --             $19.23
2002               $16.69               0.06            (1.50)                 (0.05)                  --             $15.20
2001(5)            $16.36               0.10             1.67                  (0.05)               (1.39)            $16.69
2000               $13.71              (0.02)            3.91                     --                (1.24)            $16.36
1999               $11.49              (0.01)            2.48                     --                (0.25)            $13.71
-----------------------------------------------------------------------------------------------------------------------------------
Turner Small Cap Value Opportunities Fund -- Class II Shares
-----------------------------------------------------------------------------------------------------------------------------------
2004*              $12.72              (0.03)            3.48                     --                (0.21)            $15.96
2003               $ 9.27              (0.01)            3.47                  (0.01)                  --             $12.72
2002 (6)           $10.00                 --            (0.73)                    --                   --             $ 9.27
-----------------------------------------------------------------------------------------------------------------------------------
Turner Financial Services Fund-- Class I Shares (7)
-----------------------------------------------------------------------------------------------------------------------------------
2004*              $13.60              (0.02)            2.41                     --                (1.37)            $14.62
2003               $10.11              (0.02)            3.62                     --                (0.11)            $13.60
2002               $16.67              (0.02)           (1.12)                    --                (5.42)            $10.11
2001 (8)           $19.76              (0.13)           (2.96)                    --                   --             $16.67
2001               $17.19              (0.14)            3.30                     --                (0.59)            $19.76
2000               $18.01              (0.17)           (0.65)                    --                   --             $17.19
1999               $19.61              (0.10)           (0.31)                    --                (1.19)            $18.01
-----------------------------------------------------------------------------------------------------------------------------------
Turner Healthcare & Biotechnology Fund -- Class II Shares
-----------------------------------------------------------------------------------------------------------------------------------
2004*              $12.31              (0.06)            2.00                     --                (0.01)            $14.24
2003               $ 9.83              (0.11)            2.59                     --                   --             $12.31
2002               $11.15              (0.10)           (1.20)                    --                (0.02)            $ 9.83
2001 (9)           $10.00              (0.03)            1.18                     --                   --             $11.15


                                                                                                    Ratio of net
                                                      Net          Ratio of        Ratio of total    investment
                                                  assets end     net expenses         expenses      income (loss)    Portfolio
                              Total                of period      to average         to average      to average      turnover
                             return                  (000)        net assets++       net assets     net assets++      rate+++
-------------------------------------------------------------------------------------------------------------------------------
Turner Large Cap Value Fund -- Class I Shares
-------------------------------------------------------------------------------------------------------------------------------
2004*                        15.84%+              $   6,894         1.25%              1.54%            0.66%          39.65%
2003                         22.72%               $   4,792         1.15%              1.70%            0.89%          58.63%
2002                        (19.66)%              $   4,255         0.95%              1.54%            1.06%          70.30%
2001 (1)                    (15.47)%              $   5,152         0.95%              3.56%            1.00%         121.20%
2000                         19.84%               $   5,163         0.95%              3.98%            0.75%         153.58%
1999                         26.17%               $   2,725         0.95%              4.13%            1.20%          92.26%
-------------------------------------------------------------------------------------------------------------------------------
Turner Core Value Fund -- Class I Shares
-------------------------------------------------------------------------------------------------------------------------------
2004*                        20.02%+              $  58,811         1.10%              1.10%            0.40%          28.45%
2003 (2)                     21.61%               $  46,673         1.13%              1.13%            0.43%          66.61%
2002                         (6.37)%              $  43,571         1.10%              1.13%            0.56%         103.36%
2001 (3)                      4.50%               $  41,715         1.10%              1.16%            0.30%         128.18%
2000                         13.67%               $  45,657         1.10%              1.11%            0.34%          90.15%
1999                          6.13%               $  59,602         0.95%              0.95%            1.21%          98.85%
-------------------------------------------------------------------------------------------------------------------------------
Turner Small Cap Value Fund -- Class I Shares
-------------------------------------------------------------------------------------------------------------------------------
2004*                        24.97%+              $ 515,928         1.21%              1.21%            0.16%          33.61%
2003                         26.66%               $ 394,946         1.27%              1.27%            0.08%          52.21%
2002                         (8.69)%              $ 464,576         1.26%              1.26%            0.31%          37.60%
2001(5)                      12.15%               $ 178,164         1.28%              1.28%            0.37%         120.40%
2000                         29.59%               $  36,254         1.40%              1.47%           (0.11)%         85.80%
1999                         21.82%               $  16,494         1.40%              1.72%           (0.10)%         79.93%
-------------------------------------------------------------------------------------------------------------------------------
Turner Small Cap Value Opportunities Fund -- Class II Shares
-------------------------------------------------------------------------------------------------------------------------------
2004*                        27.36%+              $  20,934         1.45%              1.73%           (0.36)%        139.15%
2003                         37.29%               $   5,740         1.40%              3.64%           (0.26)%        245.12%
2002 (6)                     (7.30)%+             $     913         1.45%              6.18%            0.08%         141.81%
-------------------------------------------------------------------------------------------------------------------------------
Turner Financial Services Fund-- Class I Shares (7)
-------------------------------------------------------------------------------------------------------------------------------
2004*                        18.30%+              $  17,047         1.47%              1.58%           (0.22)%         51.89%
2003                         35.95%               $  17,309         1.50%              1.82%           (0.22)%        139.02%
2002                        (12.48)%              $  12,149         1.40%              2.16%           (0.40)%        170.97%
2001 (8)                    (15.64)%+             $  15,554         2.29%              2.33%           (1.19)%         51.65%
2001                         18.20%               $  23,341         2.11%              2.11%           (0.59)%        109.74%
2000                         (4.55)%              $  25,892         2.14%              2.14%           (0.91)%        180.47%
1999                         (0.15)%              $  30,797         2.06%              2.06%           (0.62)%        205.86%
-------------------------------------------------------------------------------------------------------------------------------
Turner Healthcare & Biotechnology Fund -- Class II Shares
-------------------------------------------------------------------------------------------------------------------------------
2004*                        15.78%+              $  19,116         1.75%              1.81%           (1.11)%         91.84%
2003                         25.23%               $  14,853         1.47%              1.63%           (1.16)%        274.37%
2002                        (11.66)%              $   9,288         1.87%              2.33%           (1.44)%        202.30%
2001 (9)                     11.50%+              $   1,192         1.50%             13.70%           (0.79)%         95.24%



* For the six-month period ended March 31, 2004. All ratios for the period have been annualized.

+ Returns are for the period indicated and have not been annualized.

++ Inclusive of directed brokerage arrangements, waivers and reimbursements.

+++ Excludes effect of in-kind transfers and mergers.

(1) On April 30, 2001, shareholders of the Clover Max Cap Value Fund approved a change in the adviser from Clover Capital Management, Inc. to Turner Investment Partners, Inc., with Clover Capital becoming the Fund's sub-adviser. In connection with the change in adviser, the Fund changed its name to the Turner Large Cap Value Fund effective May 1, 2001.

(2) Effective April 15, 2003, the Board of Trustees of Turner Funds approved a resolution to change the name of the Turner Midcap Value Fund to the Turner Core Value Fund and to change its principal investment strategy to a "core" approach.

(3) On April 30, 2001, shareholders of the Clover Equity Value Fund approved a change in the adviser from Clover Capital Management, Inc. to Turner Investment Partners, Inc., with Clover Capital becoming the Fund's sub-adviser. In connection with the change in adviser, the Fund changed its name to the Turner Midcap Value Fund effective May 1, 2001.

(4) Includes return of capital of $0.004.

(5) On April 30, 2001, shareholders of the Clover Small Cap Value Fund approved a change in the adviser from Clover Capital Management, Inc. to Turner Investment Partners, Inc., with Clover Capital becoming the Fund's sub-adviser. In connection with the change in adviser, the Fund changed its name to the Turner Small Cap Value Fund effective May 1, 2001.

(6) Commenced operations on March 4, 2002. All ratios for the period have been annualized.

(7) On November 12, 2001, the Titan Financial Services Fund (the "Titan Fund") exchanged all of its assets and liabilities for shares of the Turner Financial Services Fund. The Titan Fund is the accounting survivor in this transaction, and as a result, the accounting history and operating results for the periods prior to November 12, 2001 have been carried forward in these financial highlights.

(8) For the six month period ended October 31, 2001. All ratios for the period have been annualized. The Titan Fund changed its fiscal year end from April 30 to October 31.

(9) Commenced operations on February 28, 2001. All ratios for the period have been annualized.

Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


                  66 & 67 TURNER FUNDS 2004 SEMIANNUAL REPORT

FINANCIAL STATEMENTS                                                 (Unaudited)
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                  Realized and
            Net asset              Net             unrealized             Dividends        Distributions
             value,            investment             gains               from net             from           Net asset
            beginning            income            (losses) on           investment           capital        value, end
            of period            (loss)            investments             income              gains          of period
--------------------------------------------------------------------------------------------------------------------------
Turner Tax Managed U.S. Equity Fund-- Class II Shares
--------------------------------------------------------------------------------------------------------------------------
2004*        $ 8.04               (0.01)              1.16                     --                 --           $ 9.19
2003         $ 6.29               (0.03)              1.78                     --                 --           $ 8.04
2002         $ 8.18               (0.03)             (1.86)                    --                 --           $ 6.29
2001 (1)     $10.00                  --              (1.82)                    --                 --           $ 8.18
--------------------------------------------------------------------------------------------------------------------------
Turner Strategic Value and High Income Fund-- Class I Shares (2)
--------------------------------------------------------------------------------------------------------------------------
2004*        $12.58                0.25               1.76                  (0.25)             (0.10)          $14.24
2003 (3)     $10.00                0.25               2.58                  (0.25)                --           $12.58
--------------------------------------------------------------------------------------------------------------------------
Turner Core Fixed Income Fund -- Class I Shares
--------------------------------------------------------------------------------------------------------------------------
2004*        $10.40                0.22               0.03                  (0.22)                --           $10.43
2003         $10.55                0.45              (0.10)                 (0.47)             (0.03)          $10.40
2002         $10.20                0.52               0.35                  (0.52)                --           $10.55
2001 (4)     $ 9.62                0.54               0.58                  (0.54)                --           $10.20
2000         $ 9.50                0.54               0.12                  (0.54)                --           $ 9.62
1999         $10.41                0.53              (0.71)                 (0.53)             (0.20)          $ 9.50
--------------------------------------------------------------------------------------------------------------------------
Turner High Yield Fund -- Class I Shares
--------------------------------------------------------------------------------------------------------------------------
2004*        $ 5.02                0.18               0.08                  (0.18)                --           $ 5.10
2003         $ 4.45                0.37               0.56                  (0.36)                --           $ 5.02
2002 (5)     $ 5.49                0.64              (1.04)                 (0.64)                --           $ 4.45
2001         $ 8.10                0.78              (2.61)                 (0.78)                --           $ 5.49
2000         $ 8.82                0.79              (0.72)                 (0.79)                --           $ 8.10
1999 (6)     $ 8.91                0.83              (0.09)                 (0.83)                --           $ 8.82
--------------------------------------------------------------------------------------------------------------------------
Turner Ultra Short Duration Fixed Income Fund -- Class I Shares
--------------------------------------------------------------------------------------------------------------------------
2004*        $10.17                0.10(7)             --                   (0.11)                --           $10.16
2003         $10.23                0.08(7)            0.06                  (0.19)             (0.01)          $10.17
2002         $10.22                0.25               0.05                  (0.29)                --           $10.23
2001         $10.05                0.54               0.15                  (0.52)                --           $10.22
2000         $10.05                0.61               0.01                  (0.62)                --           $10.05
1999 (8)     $10.09                0.54              (0.02)                 (0.56)                --           $10.05
--------------------------------------------------------------------------------------------------------------------------
Turner Ultra Short Duration Fixed Income Fund -- Class II Shares
--------------------------------------------------------------------------------------------------------------------------
2004*        $10.21                0.08(7)            0.01                  (0.10)                --           $10.20
2003         $10.27                0.05(7)            0.07                  (0.17)             (0.01)          $10.21
2002         $10.26                0.25               0.02                  (0.26)                --           $10.27
2001         $10.09                0.50               0.17                  (0.50)                --           $10.26
2000         $10.10                0.57               0.02                  (0.60)                --           $10.09
1999 (8)     $10.11                0.47               0.02                  (0.50)                --           $10.10


                                                                                                   Ratio of net
                                                         Ratio of             Ratio of total        investment
                                   Net assets          net expenses              expenses          income (loss)        Portfolio
                  Total              end of             to average              to average          to average          turnover
                 return           period (000)         net assets++             net assets         net assets++          rate+++
----------------------------------------------------------------------------------------------------------------------------------
Turner Tax Managed U.S. Equity Fund-- Class II Shares
----------------------------------------------------------------------------------------------------------------------------------
2004*            14.30%+           $   5,781               1.25%                   2.00%             (0.29)%              57.16%
2003             27.82%            $   5,528               1.25%                   2.14%             (0.34)%             187.08%
2002            (23.11)%           $   4,747               1.25%                   1.91%             (0.33)%             313.38%
2001 (1)        (18.20)%+          $   6,949               1.25%                   5.35%             (0.20)%              91.38%
----------------------------------------------------------------------------------------------------------------------------------
Turner Strategic Value and High Income Fund-- Class I Shares (2)
----------------------------------------------------------------------------------------------------------------------------------
2004*            16.06%+           $   4,965               0.25%                   0.84%              3.36%              173.30%
2003 (3)         28.57%+           $     443               0.25%                  21.93%              3.27%              396.69%
----------------------------------------------------------------------------------------------------------------------------------
Turner Core Fixed Income Fund -- Class I Shares
----------------------------------------------------------------------------------------------------------------------------------
2004*             2.42%+           $  37,592               0.80%                   0.88%              4.00%               16.62%
2003              3.37%            $  43,391               0.78%                   0.87%              4.25%               45.87%
2002              8.85%            $  42,924               0.75%                   0.87%              5.03%               49.30%
2001 (4)         11.99%            $  34,074               0.75%                   1.01%              5.50%               34.05%
2000              7.21%            $  31,486               0.75%                   1.02%              5.72%               42.40%
1999             (1.78)%           $  32,729               0.75%                   0.97%              5.40%               28.47%
----------------------------------------------------------------------------------------------------------------------------------
Turner High Yield Fund -- Class I Shares
----------------------------------------------------------------------------------------------------------------------------------
2004*             5.13%+           $  11,021               0.83%                   1.09%              6.99%              117.77%
2003             21.61%            $   9,408               0.76%                   1.16%              7.71%              241.14%
2002 (5)         (8.05)%           $   9,432               0.68%                   1.47%             12.78%              171.13%
2001            (23.66)%           $  13,977               0.68%                   1.38%             11.18%               85.80%
2000              0.56%            $  32,560               0.68%                   1.04%              8.94%               76.00%
1999 (6)          8.65%            $  41,922               0.68%                   1.14%              9.11%               96.98%
----------------------------------------------------------------------------------------------------------------------------------
Turner Ultra Short Duration Fixed Income Fund -- Class I Shares
----------------------------------------------------------------------------------------------------------------------------------
2004*             0.97%+           $ 399,481               0.43%                   0.64%              1.91%               39.60%
2003              1.40%            $ 462,567               0.41%                   0.62%              0.78%              222.09%
2002              2.95%            $ 470,021               0.36%                   0.60%              2.27%               71.47%
2001              7.09%            $  93,531               0.36%                   0.87%              5.09%              118.53%
2000              6.34%            $  30,365               0.36%                   1.25%              6.15%              140.55%
1999 (8)          5.34%            $   3,207               0.00%                   6.53%              5.50%              154.33%
----------------------------------------------------------------------------------------------------------------------------------
Turner Ultra Short Duration Fixed Income Fund -- Class II Shares
----------------------------------------------------------------------------------------------------------------------------------
2004*             0.85%+           $   6,493               0.68%                   0.89%              1.66%               39.60%
2003              1.15%            $   5,964               0.66%                   0.87%              0.51%              222.09%
2002              2.69%            $   8,888               0.61%                   0.85%              2.11%               71.47%
2001              6.82%            $   6,106               0.61%                   1.10%              5.19%              118.53%
2000              6.00%            $   8,934               0.61%                   1.48%              5.72%              140.55%
1999 (8)          5.00%            $   3,155               0.23%                   6.76%              5.13%              154.33%


* For the six-month period ended March 31, 2004. All ratios for the period have been annualized.

+ Returns are for the period indicated and have not been annualized.

++ Inclusive of directed brokerage arrangements, waivers and reimbursements.

+++ Excludes effect of in-kind transfers and mergers.

(1) Commenced operations on February 28, 2001. All ratios for the period have been annualized.

(2) The Turner Strategic Value and High Income Fund and its shareholders indirectly bear a pro rata share of the expenses of the underlying Turner Funds. The expense ratios do not include such expenses. Recognition of net investment income is affected by the timing of the declaration of dividends by the Turner Funds in which the Turner Strategic Value and High Income Fund invest.

(3) Commenced operations on October 31, 2002. All ratios for the period have been annualized.

(4) On April 30, 2001, shareholders of the Clover Fixed Income Fund approved a change in the adviser from Clover Capital Management, Inc. to Turner Investment Partners, Inc., with Clover Capital becoming the Fund's sub-adviser. In connection with the change in adviser the Fund changed its name to the Turner Core Fixed Income Fund effective May 1, 2001.

(5) The information set forth in this table for the periods prior to May 1, 2002, is the financial data of the Penn Capital Strategic High Yield Bond Fund. Effective May 1, 2002, Turner Investment Partners, Inc. became the Fund's adviser.

(6) On January 25, 1999, shareholders of the Alpha Select Penn Capital Strategic High Yield Bond Fund approved a tax-free reorganization under which all assets and liabilities of the Fund were transferred to the Penn Capital Strategic High Yield Bond Fund.

(7) Based on average shares outstanding.

(8) On May 24, 1999 shareholders of the Alpha Select Turner Short Duration Government Funds-One Year Portfolio (the "Fund") approved a tax-free reorganization under which all assets and liabilities of the Fund were transferred to the TIP Turner Short Duration Government Funds-One Year Portfolio.

Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

                  68 & 69 TURNER FUNDS 2004 SEMIANNUAL REPORT

FINANCIAL STATEMENTS                                                 (Unaudited)
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                  Realized and
            Net asset                              unrealized             Dividends        Distributions
             value,                Net                gains               from net             from         Net asset
            beginning          investment          (losses) on           investment           capital      value, end
            of period            income            investments             income              gains        of period
-----------------------------------------------------------------------------------------------------------------------------
Turner Short Duration Fixed Income Fund -- Class I Shares
-----------------------------------------------------------------------------------------------------------------------------
2004*        $10.14                0.13                 --                  (0.13)                --          $10.14
2003         $10.24                0.17(1)            0.05                  (0.25)             (0.07)         $10.14
2002         $10.16                0.35               0.12                  (0.39)                --          $10.24
2001         $ 9.82                0.57               0.32                  (0.55)                --          $10.16
2000         $ 9.84                0.58              (0.01)                 (0.59)                --          $ 9.82
1999 (2)     $10.25                0.55              (0.27)                 (0.55)             (0.14)         $ 9.84
-----------------------------------------------------------------------------------------------------------------------------
Turner Short Duration Fixed Income Fund -- Class II Shares
-----------------------------------------------------------------------------------------------------------------------------
2004*        $10.10                0.11               0.02                  (0.12)                --          $10.11
2003         $10.21                0.14(3)            0.04                  (0.22)             (0.07)         $10.10
2002         $10.12                0.32               0.13                  (0.36)                --          $10.21
2001         $ 9.78                0.54               0.33                  (0.53)                --          $10.12
2000         $ 9.80                0.58              (0.02)                 (0.58)                --          $ 9.78
1999 (3)     $ 9.95                0.68              (0.13)                 (0.70)                --          $ 9.80


                                                                                               Ratio of net
                                                     Ratio of             Ratio of total        investment
                               Net assets          net expenses              expenses             income             Portfolio
             Total               end of             to average              to average          to average           turnover
            return            period (000)         net assets++             net assets         net assets++            rate
--------------------------------------------------------------------------------------------------------------------------------
Turner Short Duration Fixed Income Fund -- Class I Shares
--------------------------------------------------------------------------------------------------------------------------------
2004*        1.30%+             $204,275               0.44%                  0.65%                 2.26%               62.07%
2003         2.15%              $252,772               0.41%                  0.62%                 1.65%              200.20%
2002         4.69%              $264,010               0.36%                  0.60%                 3.27%              177.71%
2001         9.35%              $ 68,405               0.36%                  0.72%                 5.65%              103.92%
2000         6.00%              $ 42,092               0.36%                  0.74%                 5.94%              136.01%
1999 (2)     2.89%              $ 38,687               0.24%                  1.31%                 6.21%              257.98%
--------------------------------------------------------------------------------------------------------------------------------
Turner Short Duration Fixed Income Fund -- Class II Shares
--------------------------------------------------------------------------------------------------------------------------------
2004*        1.27%+             $  3,056               0.69%                  0.90%                 2.01%               62.07%
2003         1.79%              $  2,246               0.66%                  0.87%                 1.41%              200.20%
2002         4.53%              $  8,356               0.61%                  0.85%                 3.21%              177.71%
2001         9.10%              $  8,130               0.61%                  0.96%                 5.40%              103.92%
2000         5.92%              $  6,479               0.61%                  0.95%                 5.90%              136.01%
1999 (3)     5.64%+             $     87               0.48%                  0.95%                 5.71%              257.98%


* For the six-month period ended March 31, 2004. All ratios for the period have been annualized.

+ Returns are for the period indicated and have not been annualized.

++ Inclusive of waivers and reimbursements.

(1) Based on average shares outstanding.

(2) On January 25, 1999 shareholders of the Alpha Select Turner Short Duration Government Funds-Three Year Portfolio (the "Fund") approved a tax-free reorganization under which all assets and liabilities of the Fund were transferred to the TIPTurner Short Duration Government Funds-Three Year Portfolio.

(3) Commenced operations on April 28, 1999. All ratios for the period have been annualized.

Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

                  70 & 71 TURNER FUNDS 2004 SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
March 31, 2004


1.  ORGANIZATION:

Turner Funds (the "Trust"), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 21 active portfolios. The financial statements included herein are those of the Turner Large Cap Value Fund (the "Large Cap Value Fund"), the Turner Core Value Fund (the "Core Value Fund"), the Turner Small Cap Value Fund (the "Small Cap Value Fund"), the Turner Small Cap Value Opportunities Fund (the "Small Cap Value Opportunities Fund"), the Turner Financial Services Fund (the "Financial Services Fund"), the Turner Healthcare & Biotechnology Fund (the "Healthcare & Biotechnology Fund"), the Turner Tax Managed U.S. Equity Fund (the "Tax Managed U.S. Equity Fund"), the Turner Strategic Value and High Income Fund (the "Strategic Value and High Income Fund"), the Turner Core Fixed Income Fund (the "Core Fixed Income Fund"), the Turner High Yield Fund (the "High Yield Fund"), the Turner Ultra Short Duration Fixed Income Fund (the "Ultra Short Duration Fixed Income Fund"), and the Turner Short Duration Fixed Income Fund (the "Short Duration Fixed Income Fund"), each a "Fund" and collectively the "Funds". The financial statements of the remaining funds are presented separately.

Each Fund is registered as a diversified portfolio of the Trust with the exception of the Financial Services Fund, the Healthcare & Biotechnology Fund and the Tax Managed U.S. Equity Fund, each of which are non-diversified.

The Funds are registered to offer different classes of shares: Class I Shares, Class II Shares, or both. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Funds' prospectus provides a description of each Fund's investment objectives, policies, and strategies along with information on the classes of shares currently being offered.

As of March 31, 2004, the Turner International Opportunities Fund and the Turner International Discovery Fund are also registered as diversified portfolios of the Trust, but have not yet commenced operations.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Funds.

   USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

   SECURITY VALUATION--Investments in equity securities which are traded on a national exchange are stated at the last official closing price if readily available for such equity securities on each business day; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Equity securities that are traded on the NASDAQ National Market System for which quotations are readily available are valued at the official closing price. Short-term debt securities with maturities of 60 days or less are carried at amortized cost, which approximates market value. Other debt securities are carried at fair market value as determined pursuant to guidelines established by the Board of Trustees (the "Board"). Debt securities for which market quotations are readily available are valued on the basis of the last reported sales price, or, if no sales are reported, the mean between representative bid and asked quotations. Debt securities for which market quotations are not readily available may be valued with reference to securities whose prices are more readily obtainable and whose durations are comparable to the securities being valued. Subject to the foregoing, other securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Board. The assets of the Strategic Value and High Income Fund consist of investments in underlying affiliated investment companies, which are valued at their respective daily net asset values.

   SECURITY TRANSACTIONS AND RELATED INCOME--Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on the accrual basis subject to the recognition of certain gains and losses on mortgage- and asset-backed securities. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold during the respective holding period.

   Securities purchased on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Such securities are included in the portfolio and are subject to market fluctuations during this period. On the date of the commitment to purchase or sell, the Funds designate specific assets with a current value at least equal to the amount of the commitment to be used for settling the commitment.

   Certain Funds may enter into options on futures contracts for the purpose of managing exposure to changing interest rates and securities prices. When a Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options, which expire unexercised, are treated



72 TURNER FUNDS 2004 SEMIANNUAL REPORT

                                                                      Unaudited)
--------------------------------------------------------------------------------


   by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. There were no option contracts open as of March 31, 2004.

   REPURCHASE AGREEMENTS--Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Provisions of the repurchase agreements ensure that the market value of the collateral, including accrued interest thereon, is not less than 100%. In the event of default of the counterparty and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

   EXPENSES--Expenses that are specifically attributed to one of the Funds are charged to that Fund. Certain other expenses of the Funds are prorated among the Funds on the basis of relative daily net assets. Other common expenses of the Trust are allocated among the Funds on the basis of relative daily net assets. In addition to the Funds' direct expenses, shareholders of the Strategic Value and High Income Fund also bear a proportionate share of the underlying funds' expenses.

   CLASSES--Class specific expenses are borne by that class. Income, non-class specific expenses and realized/unrealized gains and losses are allocated to the respective classes on the basis of the relative daily net assets.

   DIVIDENDS AND DISTRIBUTIONS--The Small Cap Value Opportunities, Financial Services, Healthcare & Biotechnology and Tax Managed U.S. Equity Funds declare and distribute net investment income, if any, annually, as a dividend to shareholders. The Large Cap Value, Core Value, Small Cap Value and Strategic Value and High Income Funds declare and distribute net investment income, if any, quarterly, as a dividend to shareholders. The Core Fixed Income, High Yield, Ultra Short Duration Fixed Income and Short Duration Fixed Income Funds declare net investment income daily and distribute it monthly, as a dividend to shareholders. Any net realized capital gains on sales of securities for all Funds are distributed to shareholders at least annually.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of Turner Investment Partners, Inc. ("Turner") and SEI Investments Global Funds Services ("SEI") and/or SEI Investments Distribution Co. Such officers are paid no fees by the Trust for serving as officers and trustees of the Trust.The Trust has entered into an agreement with SEI Investments Distribution Co., an affiliate of SEI, to act as an agent in placing repurchase agreements for the Funds. For its services, SEI Investments Distribution Co. received $4,394 for the six-months ended March 31, 2004. Effective October 24, 2003, this Agreement was discontinued.

Certain Funds effect trades through Turner Investment Distributors, Inc. (currently known as Constellation Investment Distribution Company, Inc.), the distributor for the Funds, for security purchases and sales transactions. Commissions paid on those trades from the Trust for the six-months ended March 31, 2004 were $1,721,498.

4. ADMINISTRATION, SHAREHOLDER SERVICING, AND DISTRIBUTION AGREEMENTS:

Turner provides administrative services to the Funds under an Administration Agreement with the Trust. For its services, Turner receives an annual fee of 0.15% of the aggregate average daily net assets of the Trust up to $2 billion, 0.12% assets over $2 billion. Under a separate Sub-Administration Agreement between Turner and SEI, SEI provides sub-administrative services to the Trust. For the six-months ended March 31, 2004, SEI was paid $918,192 by Turner.

Constellation Investment Distribution Company, Inc., (the "Distributor") provides distribution services to the Funds under a Distribution Agreement. Prior to March 15, 2004, Turner Investment Distributors, Inc., a broker dealer subsidiary of Turner, provided distribution services to the Funds. The Distributor also provides shareholder servicing services to the Funds under a Shareholder Servicing Plan and Agreement effective October 1, 2001.

The Large Cap Value, Small Cap Value, Small Cap Value Opportunities, Healthcare & Biotechnology, Tax Managed U.S. Equity, High Yield, Ultra Short Duration Fixed Income and Short Duration Fixed Income Funds have adopted a Distribution and Shareholder Service Plan for their Class II Shares (the "Class II Plan"). Under the Class II Plan, a Plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, the Distributor is entitled to receive aggregate fees not exceeding 0.75% of each Fund's Class II Shares' average daily net assets in return for providing a broad range of distribution services. Currently, the Distributor receives aggregate fees of 0.25% of each Fund's Class II Shares' average daily net assets. In addition, under the Class II Plan, the Distributor is entitled to receive aggregate fees not exceeding 0.25% of each Fund's Class II Shares' average daily net assets in return for providing a broad range of shareholder services.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust. The Funds reimburse Turner for amounts paid to third parties that provide sub-transfer agency and other administrative services to the Funds.


                                          TURNER FUNDS 2004 SEMIANNUAL REPORT 73

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5. INVESTMENT ADVISORY AGREEMENT:

The Trust and Turner are parties to an Investment Advisory Agreement dated April 28, 1996 under which Turner receives a fee, that is calculated daily and paid monthly, based on the average daily net assets of certain Funds. Pursuant to an Advisory Agreement dated February 28, 2002, Turner Investment Management, LLC, an affiliate of Turner serves as the investment adviser for the Small Cap Value Opportunities Fund. Clover Capital Management, Inc. serves as investment sub-adviser to the Large Cap Value, Core Value, Small Cap Value and Core Fixed Income Funds.

For its services, Turner and Turner Investment Management, LLC receive annual fees, which are calculated daily and paid monthly, based on average daily net assets. Turner and Turner Investment Management, LLC have agreed to waive all or a portion of their fees and to reimburse expenses in order to limit operating expenses to a specified percentage of the average daily net assets of certain Funds on an annualized basis. These waivers and reimbursements may be terminated at any time. Accordingly, the advisory fee and expense caps for certain funds are as follows:
                                                   TOTAL
                                    ADVISORY      EXPENSE
                                      FEES          CAP
                                      -----       ------
Large Cap Value Fund                  0.74         1.25
Core Value Fund                       0.74         1.25
Small Cap Value Fund                  0.85         1.40
Small Cap Value Opportunities Fund    0.95         1.45
Tax Managed U.S. Equity Fund          0.75         1.25
Strategic Value and High Income Fund  0.10         0.25
Core Fixed Income Fund                0.45         0.80
High Yield Fund                       0.55         0.90(1)
Ultra Short Duration Fixed
  Income Fund                         0.25         0.49(2)(3)
Short Duration Fixed Income Fund      0.25         0.49(2)(3)

(1) EFFECTIVE FEBRUARY 1, 2004, THE BOARD AGREED TO INCREASE THE CONTRACTUAL TOTAL EXPENSE CAP FROM 080% TO 0.90%.

(2) REPRESENTS MAXIMUM EXPENSE RATIO FOR CLASS I SHARES WHERE FUNDS OFFER BOTH CLASS I SHARES AND CLASS II SHARES.

(3) EFFECTIVE FEBRUARY 1, 2004, THE BOARD AGREED TO INCREASE THE CONTRACTUAL TOTAL EXPENSE CAP FROM 0.41% TO 0.49%.

For the remaining Funds, the advisory fee is comprised of a base fee and a performance adjustment that increases or decreases the total fee depending upon the performance of the Fund relative to the Fund's performance benchmark. The Fund's base fee is accrued daily and paid monthly, based on average net assets during the performance period. The performance period consists of the current month plus the previous 11 months.

The performance adjustment is calculated and paid monthly by comparing the Fund's performance to that of the Fund's performance benchmark over the 12-month period. The annual performance adjustment is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee.

In cases where the advisory fee is comprised of a base fee and a performance adjustment, Turner has voluntarily agreed to waive all or a portion of their fees and to reimburse expenses in order to keep such Fund's "other expenses" (excluding distribution fees) from exceeding a specified percentage of the average daily net assets of the Fund on an annualized basis. Accordingly, the base advisory fee, annual adjustment rate, over/under performance relative to the benchmark threshold, and other expense cap are as follows:

                          BASE      ANNUAL                      OTHER
                        ADVISORY  ADJUSTMENT   BENCHMARK      EXPENSES
                           FEE       RATE      THRESHOLD(1)      CAP
                         ------   ----------  -------------   --------
Financial Services Fund   1.00     +/-0.25       +/-3.00         0.40
Healthcare &
   Biotechnology  Fund    1.00     +/-0.25       +/-3.00         0.75


(1) SEE THE FUND'S PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR MORE INFORMATION REGARDING THE FUNDS' PERFORMANCE BENCHMARK.

During the six-months ended March 31, 2004, the Funds' advisory fees were adjusted in accordance with the policy described above:

                             BASE                  NET ADVISER
                            ADVISER  PERFORMANCE   FEE BEFORE
                              FEE    ADJUSTMENT      WAIVERS
                            ------   ----------      -------
Financial Services Fund    $88,069   $  5,820      $  93,889
Healthcare &
   Biotechnology Fund       83,522        (92)        83,430

6.  INVESTMENT TRANSACTIONS:

The cost of security purchases and the proceeds from security sales and maturities, other than short-term investments, for the six-months ended March 31, 2004, were as follows (000):


                                                   SALES
                                                    AND
                                   PURCHASES     MATURITIES
FUND                                 (000)          (000)
--------                        -------------   -----------
Large Cap Value Fund            $    3,399     $    2,203
Core Value Fund                     14,820         16,117
Small Cap Value Fund               166,493        153,516
Small Cap Value
   Opportunities Fund               32,237         22,213
Financial Services Fund              8,823         12,236
Healthcare & Biotechnology Fund     16,820         14,893
Tax Managed U.S. Equity Fund         3,254          3,715
Strategic Value and
   High Income Fund                 13,516          9,569
High Yield Fund                     14,742         12,992


                                              SALES AND
                         PURCHASES (000)   MATURITIES (000)
FUND                      GOV'T   OTHER     GOV'T    OTHER
------                 --------- --------  -------- --------
Core Fixed Income Fund  $  3,415  $2,931   $  8,812 $ 2,846
Ultra Short Duration
   Fixed Income Fund     103,068   3,770    107,410   3,003
Short Duration Fixed
   Income Fund           103,569   8,709    132,012  15,191


74  TURNER FUNDS 2004 SEMIANNUAL REPORT

                                                                     (Unaudited)
--------------------------------------------------------------------------------

7. FEDERAL TAX POLICIES AND INFORMATION:

Each of the Funds is classified as a separate taxable entity for Federal income tax purposes. Each of the Funds intends to continue to qualify as a separate "regulated investment company" under the Internal Revenue Code and make the requisite distributions to shareholders that will be sufficient to relieve it from Federal income tax and Federal excise tax. Therefore, no Federal tax provision is required. To the extent that distributions from net investment income and net realized capital gains exceed amounts reported in the financial statements, such amounts are reported separately.

The amounts of distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. These differences are primarily due to wash sales. The character of distributions made during the year from net investment income or net realized gains, and the timing of distributions where the fiscal year in which the amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund. To the extent these differences are permanent, adjustments are made to the appropriate equity accounts in the period that the differences arise.

The tax character of dividends and distributions paid during the periods ended September 30, 2003 and September 30, 2002 (unless otherwise noted) were as follows (000):

                                                 ORDINARY              LONG-TERM            RETURN OF
                                                  INCOME             CAPITAL GAIN            CAPITAL            TOTAL
                                              --------------      ------------------   ----------------  ------------------
Large Cap Value Fund
          2003                                  $   39                $    --                $ --            $     39
          2002                                      55                     --                  --                  55
Core Value Fund
          2003                                     189                     --                  --                 189
          2002                                   1,674                  5,803                  --               7,477
Small Cap Value Fund
          2003                                     315                     --                 109                 424
          2002                                   1,431                     --                  --               1,431
Small Cap Value Opportunities Fund
          2003                                       1                     --                  --                   1
          2002                                      --                     --                  --                  --
Financial Services Fund
          2003                                      --                    136                  --                 136
          2002(1)                                   17                  5,044                  --               5,061
          2001(2)                                   --                     --                  --                  --
Healthcare & Biotechnology Fund
          2003                                      --                     --                  --                  --
          2002                                      11                     --                  --                  11
Strategic Value and High Income Fund
          2003(3)                                    4                     --                  --                   4
Core Fixed Income Fund
          2003                                   1,934                    108                  --               2,042
          2002                                   1,895                     --                  --               1,895
High Yield Fund
          2003                                     709                     --                  --                 709
          2002                                   1,563                     --                  --               1,563
Ultra Short Duration Fixed Income Fund
          2003                                  10,584                    483                  --              11,067
          2002                                   5,936                     --                  --               5,936
Short Duration Fixed Income Fund
          2003                                   8,475                    563                  --               9,038
          2002                                   4,945                     --                  --               4,945


(1) FROM THE PERIOD NOVEMBER 1, 2001 THROUGH SEPTEMBER 30, 2002.

(2) FROM THE PERIOD MAY 1, 2001 THROUGH OCTOBER 31, 2001. THE TITAN FINANCIAL SERVICES FUND CHANGED ITS FISCAL YEAR END FROM APRIL 30 TO OCTOBER 31.

(3) COMMENCED OPERATIONS ON OCTOBER 31, 2002.


                                          TURNER FUNDS 2004 SEMIANNUAL REPORT 75

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


As of September 30, 2003, the components of distributable earnings (accumulated losses) on a tax basis were as follows (000):

                                                                                                                     TOTAL
                                                                                                                 DISTRIBUTABLE
                                  UNDISTRIBUTED  UNDISTRIBUTED    CAPITAL      POST-                    OTHER      EARNINGS
                                    ORDINARY       LONG-TERM       LOSS       OCTOBER   UNREALIZED    TEMPORARY  (ACCUMULATED
                                     INCOME      CAPITAL GAIN  CARRYFORWARD   LOSSES   APPRECIATION  DIFFERENCES    LOSSES)
                                  -------------  ------------  ------------  --------  ------------  ----------- -------------
Large Cap Value Fund                $    7        $   --        $   (673)    $   (236)  $     63        $  (7)    $   (846)
Core Value Fund                         16         1,166              --           --      5,979          (16)       7,145
Small Cap Value Fund                    --            --         (53,641)     (12,658)    24,105           --      (42,194)
Small Cap Value Opportunities Fund      65            --              --           --        343           --          408
Financial Services Fund              1,039            93              --           --      1,560           --        2,692
Healthcare & Biotechnology Fund         --            --             (94)          --      1,724           --        1,630
Tax Managed U.S. Equity Fund            --            --          (2,689)          --        845           --       (1,844)
Strategic Value and High Income Fund     7            --              --           --         16           (2)          21
Core Fixed Income Fund                 147            --              (6)        (360)     2,418         (148)       2,051
High Yield Fund                         42            --         (15,805)          --        565          (42)     (15,240)
Ultra Short Duration Fixed
   Income Fund                         541            --              --       (5,825)     3,130         (726)      (2,880)
Short Duration Fixed Income Fund       497            --              --       (1,176)     1,741         (518)         544


Post-October losses represent losses realized on investment transactions from November 1, 2002 through September 30, 2003 that, in accordance with Federal income tax regulations, a Fund may elect to defer and treat as having arisen in the following year. For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains.


At September 30, 2003, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates
(000):


                                                                      EXPIRING SEPTEMBER 30,
                                     --------------------------------------------------------------------------------------
                                         2007         2008         2009             2010           2011         TOTAL
                                         ----         ----         ----             ----           ----         -----
Large Cap Value Fund                  $    --      $    --       $    65           $  320        $   288       $   673
Small Cap Value Fund                       --           --            --            2,255         51,386        53,641
Healthcare & Biotechnology Fund            --           --            --               --             94            94
Tax Managed U.S. Equity Fund               --           --            --              870          1,819         2,689
Core Fixed Income Fund                     --           --            --               --              6             6
High Yield Fund                         1,140        2,916         2,590            4,590          4,569        15,805


At March 31,2004, the total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation for the securities held by the Funds were as follows (000):

                                                                                                      NET
                                                 FEDERAL      UNREALIZED        UNREALIZED        UNREALIZED
FUND                                            TAX COST     APPRECIATION      DEPRECIATION      APPRECIATION
-------                                        ---------     ------------      ------------      ------------
Large Cap Value Fund                           $   6,348      $      779        $     (228)        $     551
Core Value Fund                                   50,556          12,506              (712)           11,794
Small Cap Value Fund                             464,180         106,401           (18,498)           87,903
Small Cap Value Opportunities Fund                18,344           2,536              (208)            2,328
Financial Services Fund                           15,794           2,849               (77)            2,772
Healthcare & Biotechnology Fund                   16,464           3,042              (326)            2,716
Tax Managed U.S. Equity Fund                       4,726           1,112               (38)            1,074
Strategic Value and High Income Fund               4,619             354                (7)              347
Core Fixed Income Fund                            35,024           2,108               (37)            2,071
High Yield Fund                                   11,319             203              (141)               62
Ultra Short Duration Fixed Income Fund           407,728           4,189               (75)            4,114
Short Duration Fixed Income Fund                 204,630           2,491               (61)            2,430


76  TURNER FUNDS 2004 SEMIANNUAL REPORT

                                                                     (Unaudited)
--------------------------------------------------------------------------------

8. CONCENTRATIONS/RISKS:

Certain Funds invest a high percentage of their assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Funds may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility on the Fund's net asset value and magnified effect on the total return.

The Funds enter into contracts that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

9. LOANS OF PORTFOLIO SECURITIES:

The Funds may lend securities in their portfolio pursuant to a securities lending agreement ("Lending Agreement") with Goldman Sachs & Co. Unless otherwise agreed, security loans made pursuant to the Lending Agreement are required at all times to be secured by collateral equal to at least 100% of the market value of the securities loaned. Cash collateral received is invested pursuant to the terms approved by the Board. All such investments are made at the risk of the Funds and, as such, the Funds are liable for investment losses. The Funds are receiving an annual fee for their participation in the Lending Agreement which is allocated among participating Turner Funds based on estimated lending activity.

In the event of bankruptcy of the borrower, realization/ retention of the collateral may be subject to legal proceedings.

Cash collateral received in connection with securities lending is invested in Boston Global Investment Trust -- Quality Portfolio.

10. SUBSEQUENT EVENT:

Effective May 10, 2004, the Large Cap Value Fund, Core Value Fund, Small Cap Value Fund, Small Cap Value Opportunities Fund, Financial Services Fund, Healthcare & Biotechnology Fund, Tax Managed U.S. Equity Fund, Strategic Value and High Income Fund, Core Fixed Income Fund, High Yield Fund, Ultra Short Duration Fixed Income Fund and Short Duration Fixed Income Fund (each a "Turner Fund" and collectively the "Turner Funds") will reorganize each Turner Fund into a substantially similar series (each a "Constellation Fund" and collectively the "Constellation Funds") of Constellation Funds (the "Constellation Trust") in a tax-free reorganization. Each shareholder will receive a number of shares of a Constellation Fund equal in dollar value and in the number of shares of each Turner Fund as of May 10, 2004. Each Constellation Fund will have the same investment objectives and policies, and substantially the same risks, policies, restrictions and limitations, as an existing Turner Fund. Constellation Investment Management Company is the Investment Adviser to the Constellation Funds.


                                          TURNER FUNDS 2004 SEMIANNUAL REPORT 77

TRUSTEES AND OFFICERS OF THE TRUST
--------------------------------------------------------------------------------


                                                                                             NUMBER OF
                            POSITION          TERM OF OFFICE                                 PORTFOLIOS IN       OTHER
                            HELD WITH         AND LENGTH        PRINCIPAL OCCUPATION(S)      COMPLEX OVERSEEN    DIRECTORSHIPS
NAME, ADDRESS, AND AGE      THE FUND          OF TIME SERVED    DURING PAST 5 YEARS          BY TRUSTEE          HELD
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE*
------------------------------------------------------------------------------------------------------------------------------------
Robert E. Turner            Trustee           Trustee           Chairman and Chief           21                  ACP Funds, Bradley
1205 Westlakes Drive                          since 1996        Investment Officer                               University,
Suite 100                                                       of Turner since                                  Episcopal Academy,
Berwyn, PA 19312                                                1990.                                            Westlakes
(47)                                                                                                             Institutional
                                                                                                                 Portfolios
------------------------------------------------------------------------------------------------------------------------------------
*Mr. Turner is deemed to be an "Interested Trustee" by virtue of his relationship with Turner Investment Partners, Inc.
------------------------------------------------------------------------------------------------------------------------------------
NON-INTERESTED TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Alfred C. Salvato           Trustee           Trustee since     Treasurer, Thomas            21                  Alpha Select
13 Fountain Court                             1996              Jefferson University                             Funds
Cherry Hill, NJ 08034                                           Health Care Pension
(45)                                                            Fund since 1995, and
                                                                Assistant Treasurer,
                                                                1988-1995.
------------------------------------------------------------------------------------------------------------------------------------
Janet F. Sansone            Trustee           Trustee since     Self-employed.               21                  N/A
1023 North Pitt Street                        1997              Consultant since
Alexandria, VA 22314-1525                                       1999. Senior Vice
(58)                                                            President of Human
                                                                Resources of
                                                                Frontier Corporation
                                                                (telecommunications
                                                                company),
                                                                (1993-1999).
------------------------------------------------------------------------------------------------------------------------------------
Dr. John T. Wholihan        Trustee           Trustee since     Professor and Dean,          21                  TDK Mediactive
1 LMU Boulevard Los                           1996              Loyola Marymount
Angeles, CA                                                     University, since
90045-8395 (65)                                                 1984. Director, TDK
                                                                Mediactive.
------------------------------------------------------------------------------------------------------------------------------------
EXECUTIVE OFFICERS
------------------------------------------------------------------------------------------------------------------------------------
Thomas R. Trala Jr.         President         President since   Chief Operating              N/A                 N/A
1205 Westlakes Drive                          2004              Officer of Turner
Suite 100                                                       since 2004 and Chief
Berwyn, PA 19312                                                Financial Officer
(37)                                                            since 1995.
------------------------------------------------------------------------------------------------------------------------------------
Brian M. Ferko              Vice President    Vice President    TID Vice President,          N/A                 N/A
1205 Westlakes Drive        & Assistant       & Assistant       Director of Mutual
Suite 100                   Secretary         Secretary         Fund Administration
Berwyn, PA 19312                              since 2000        and Operations for
(32)                                                            the Turner Funds
                                                                since 1997.
                                                                Relationship
                                                                Manager, SEI
                                                                Investments
                                                                (1995-1997).
------------------------------------------------------------------------------------------------------------------------------------
Peter Golden                Controller and    Controller        Director of Fund             N/A                 N/A
SEI Investments,            Chief Financial   and Chief         Accounting of SEI
One Freedom                 Officer           Financial         Investments since
Valley Drive                                  Officer           June 2001.
Oaks, PA 19456                                since 2001        Previously, Vice
(39)                                                            President of Fund
                                                                Administration, J.P.
                                                                Morgan Chase & Co.,
                                                                March 2000 to April
                                                                2001; Vice
                                                                President, Fund and
                                                                Pension Accounting,
                                                                Chase Manhattan
                                                                Bank, June 1997 to
                                                                March 2000.
------------------------------------------------------------------------------------------------------------------------------------
Lydia A. Gavalis            Vice President    Vice President    Vice President and           N/A                 N/A
SEI Investments,            and  Assistant    and Assistant     Assistant Secretary
One Freedom                 Secretary         Secretary         of SEI Investments
Valley Drive                                  since 1999        since 1998.
Oaks, PA 19456                                                  Assistant General
(39)                                                            Counsel and Director
                                                                of Arbitration,
                                                                Philadelphia Stock
                                                                Exchange, 1989-1998.
------------------------------------------------------------------------------------------------------------------------------------


78  TURNER FUNDS 2004 SEMIANNUAL REPORT

                                                                     (Unaudited)
--------------------------------------------------------------------------------


                                                                                             NUMBER OF
                            POSITION          TERM OF OFFICE                                 PORTFOLIOS IN       OTHER
                            HELD WITH         AND LENGTH        PRINCIPAL OCCUPATION(S)      COMPLEX OVERSEEN    DIRECTORSHIPS
NAME, ADDRESS, AND AGE      THE FUND          OF TIME SERVED    DURING PAST 5 YEARS          BY TRUSTEE          HELD
------------------------------------------------------------------------------------------------------------------------------------
EXECUTIVE OFFICERS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
William E. Zitelli, Jr.     Vice President    Vice President    Vice President and           N/A                 N/A
SEI Investments,            and Assistant     and Assistant     Assistant Secretary
One Freedom                 Secretary         Secretary         of SEI Investments
Valley Drive                                  since 2000        since August 2000.
Oaks, PA 19456                                                  Vice President,
(35)                                                            Merrill Lynch & Co.
                                                                Asset Management
                                                                Group (1998-2000).
                                                                Associate at Pepper
                                                                Hamilton LLP
                                                                (1997-1998).
                                                                Associate at Reboul,
                                                                MacMurray, Hewitt,
                                                                Maynard & Kristol
                                                                (1994-1997).
------------------------------------------------------------------------------------------------------------------------------------
Timothy D. Barto            Vice President    Vice President    Vice President and           N/A                 N/A
SEI Investments,            and Assistant     and Assistant     Assistant Secretary
One Freedom                 Secretary         Secretary         of SEI Investments
Valley Drive                                  since 2000        since December 1999.
Oaks, PA 19456                                                  Associate at Dechert
(35)                                                            Price & Rhoads
                                                                (1997-1999).
                                                                Associate at
                                                                Richter, Miller &
                                                                Finn (1994-1997).
------------------------------------------------------------------------------------------------------------------------------------
Christine M. McCullough     Vice President    Vice President    Vice President and           N/A                 N/A
SEI Investments,            and Assistant     and Assistant     Assistant Secretary
One Freedom                 Secretary         Secretary         of SEI Investments
Valley Drive                                  since 2000        since December 1999.
Oaks, PA 19456                                                  Associate at White
(42)                                                            and Williams LLP
                                                                (1991-1999).
                                                                Associate at
                                                                Montgomery,
                                                                McCracken, Walker &
                                                                Rhoads (1990-1991).
------------------------------------------------------------------------------------------------------------------------------------
Brian McNally               Vice President    Vice President    Deputy General               N/A                 N/A
1205 Westlakes Drive        and               since 2002 and    Counsel for Turner
Suite 100                   Secretary         Secretary         since 2002.
Berwyn, PA 19312                              since 2004        Previously Assistant
(45)                                                            General Counsel with
                                                                Bank of America
                                                                (September 1997-
                                                                July 2002).
------------------------------------------------------------------------------------------------------------------------------------


                                          TURNER FUNDS 2004 SEMIANNUAL REPORT 79

NOTES
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TURNER FUNDS


TURNER FUNDS TRUSTEES

ALFRED C. SALVATO
Treasurer
Thomas Jefferson University Health Care Pension Fund

JANET F. SANSONE
Consultant

ROBERT E. TURNER
Chairman and Chief Investment Officer
Turner Investment Partners, Inc.

DR. JOHN T. WHOLIHAN
Professor and Dean, College of Business
Loyola Marymount University



INVESTMENT ADVISERS
TURNER INVESTMENT PARTNERS, INC.
TURNER INVESTMENT MANAGEMENT, LLC
Berwyn, Pennsylvania

DISTRIBUTOR
CONSTELLATION INVESTMENT DISTRIBUTION
   COMPANY, INC.
Berwyn, Pennsylvania

ADMINISTRATOR
TURNER INVESTMENT PARTNERS, INC.
Berwyn, Pennsylvania

INDEPENDENT AUDITORS
ERNST & YOUNG LLP
Philadelphia, Pennsylvania

THIS REPORT WAS PREPARED FOR SHAREHOLDERS OF THE TURNER FUNDS. IT MAY BE DISTRIBUTED TO OTHERS ONLY IF PRECEDED OR ACCOMPANIED BY A TURNER FUNDS' PROSPECTUS, WHICH CONTAINS DETAILED INFORMATION. ALL TURNER FUNDS ARE OFFERED BY PROSPECTUS ONLY.



The Board of Trustees of the Trust has delegated responsibility for decisions regarding proxy voting for securities held by each Fund to Turner Investment Management, LLC ("TIM") (with respect to the Small Cap Value Opportunities Fund only), to Clover Capital Management, Inc. (with respect to the Large Cap Value, Core Value, Small Cap Value and Core Fixed Income Funds only), and to Turner Investment Partners, Inc. (with respect to each other Fund). TIM, Clover Capital Management, Inc. and Turner Investment Partners, Inc., will vote such proxies in accordance with their respective proxy policies and procedures, which are included in Appendix B to the SAI. The Board of Trustees will periodically review each Fund's proxy voting record.

Beginning in 2004, the Trust will be required to disclose annually each Fund's complete proxy voting record on new Form N-PX. The first filing of Form N-PX will cover the period from July 1, 2003 through June 30, 2004, and is due no later than August 31, 2004. Once filed, Form N-PX for each Fund will be available via the Funds' website, www.turnerinvestments.com. Each Fund's Form N-PX will also be available on the SEC's website at http://www.sec.gov.

TURNER FUNDS
------------------------------------------

TURNER FUNDS
P.O. Box 219805
Kansas City, MO 64121-9805
Telephone: 1-800-224-6312
Email:# mutualfunds@turnerinvestments.com
Web Site: www.turnerinvestments.com

The Constellation Funds are distributed by Constellation Investment Distribution Company, Inc, Berwyn, PA 19312.

THE INVESTOR SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES BEFORE INVESTING. THIS INFORMATION CAN BE FOUND IN THE PROSPECTUS. A FREE PROSPECTUS, WHICH CONTAINS DETAILED INFORMATION, INCLUDING FEES AND EXPENSES, AND THE RISKS ASSOCIATED WITH INVESTING IN THESE FUNDS, CAN BE OBTAINED BY CALLING (866) 242-5742. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.



CON-SA-001-0100

Item 2.    Code of Ethics.

Not applicable for semi-annual report.

Item 3.    Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.    Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.    Audit Committee of Listed Registrants.

Not applicable to open-end investment management companies.

Item 6.    (Reserved)

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment management companies.

Item 8. Purchasers of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable.

Item 9.    Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 10.   Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

Items 11.  Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.


--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Turner Funds


By (Signature and Title)*                    /s/ Thomas R. Trala, Jr.
                                             ----------------------------------
                                             Thomas R. Trala, Jr., President


Date 5/24/04





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                    /s/ Thomas R. Trala, Jr.
                                             ----------------------------------
                                             Thomas R. Trala, Jr., President


Date 5/24/04


By (Signature and Title)*                    /s/ Peter J. Golden
                                             ----------------------------------
                                             Peter J. Golden, Controller and CFO



Date 5/24/04
* Print the name and title of each signing officer under his or her signature.